As filed with the Securities and Exchange Commission on December 18, 2012
Securities Act File No. 333-

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

Form N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No.

Post-Effective Amendment No.

ING EQUITY TRUST

(Exact Name of Registrant as Specified in Charter)

7337 East Doubletree Ranch Road, Scottsdale, Suite 100, Arizona 85258-2034
(Address of Principal Executive Offices) (Zip Code)

1-800-992-0180
(Registrant’s Area Code and Telephone Number)

Huey P. Falgout
ING U.S. Legal Services
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, AZ 85258-2034
(Name and Address of Agent for Service)

With copies to:

Jeffrey S. Puretz, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Approximate Date of Proposed Public Offering:
As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective on January 17, 2013, pursuant to Rule 488 under the Securities Act of 1933, as amended.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

ING VALUE CHOICE FUND
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258-2034
(800) 992-0180

January 25, 2013

Dear Shareholder:

On behalf of the Board of Trustees (the “Board”), we are pleased to invite you to a special meeting of shareholders (the “Special Meeting”) of ING Value Choice Fund (“Value Choice Fund”).  The Special Meeting is scheduled for 10:00 A.M., Local time, on March 14, 2013, at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034.

At the Special Meeting shareholders of Value Choice Fund will be asked to vote on the proposed reorganization (the “Reorganization”) of Value Choice Fund with and into ING Large Cap Value Fund (“Large Cap Value Fund”) (together with Value Choice Fund, the “Funds”, each a “Fund”).  Each Fund is a member of the mutual fund group called the “ING Funds.”

In addition, shareholders will be asked to approve a new sub-advisory agreement for Value Choice Fund with ING Investment Management Co. LLC (“ING IM” or “Sub-Adviser).  ING IM currently serves as the sub-adviser to Value Choice Fund under an interim sub-advisory agreement between ING Investments, LLC, Value Choice Fund’s investment adviser, and ING IM.  This interim sub-advisory agreement is not scheduled to terminate until after the anticipated closing date for the proposed Reorganization.  Shareholders are being asked to approve this “permanent” sub-advisory agreement for ING IM to serve beyond the interim period in the event shareholders do not approve the Reorganization. Since sub-advisory fees are paid by ING Investments, LLC (“ING Investments”), and not Value Choice Fund, the appointment of ING IM as “permanent” Sub-Adviser would not increase the fees paid by the Fund or indirectly by its shareholders.

If the Reorganization is approved by shareholders, you will become a shareholder of Large Cap Value Fund beginning on the date that the Reorganization occurs.  The Reorganization would provide shareholders of Value Choice Fund with an opportunity to participate in a larger combined fund that seeks long-term growth of capital and current income.

Formal notice of the Special Meeting appears on the next page, followed by the Proxy Statement/Prospectus. The Proposals are discussed in detail in the enclosed Proxy Statement/Prospectus, which you should read carefully.  After careful consideration, the Board has concluded that the Reorganization is in the best interests of Value Choice Fund and its shareholders and recommends that you vote “FOR” the Reorganization.

Your vote is important regardless of the number of shares you own.  To avoid the added cost of follow-up solicitations and possible adjournments, please take a few minutes to read the Proxy Statement/Prospectus and cast your vote.  It is important that your vote be received no later than March 13, 2013.

We appreciate your participation and prompt response in this matter and thank you for your continued support.

Sincerely,

Shaun P. Mathews
President and Chief Executive Officer

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
OF
ING VALUE CHOICE FUND

7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258-2034
(800) 992-0180

Scheduled for March 14, 2013

To the Shareholders:

NOTICE IS HEREBY GIVEN that a special meeting of the shareholders (the “Special Meeting”) of ING Value Choice Fund (“Value Choice Fund”) is scheduled for 10:00 A.M., Local time on March 14, 2013 at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034.

At the Special Meeting, Value Choice Fund’s shareholders will be asked:

1.              To approve an Agreement and Plan of Reorganization (the “Reorganization Agreement”) by and between Value Choice Fund and ING Large Cap Value Fund (“Large Cap Value Fund”), providing for the reorganization of Value Choice Fund with and into Large Cap Value Fund (the “Reorganization”);

2.              To approve a new sub-advisory agreement between ING Investments, LLC (“ING Investments” or “Adviser”), the investment adviser to Value Choice Fund and ING Investment Management Co. LLC (“ING IM” or “Sub-Adviser”), Value Choice Fund’s current interim sub-adviser and proposed sub-adviser (together with the Reorganization, the “Proposals”); and

3.              To transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournment(s) or postponement(s) thereof, in the discretion of the proxies or their substitutes.

Please read the enclosed Proxy Statement/Prospectus carefully for information concerning the Proposals to be placed before the Special Meeting.

The Board of Trustees has concluded that the Proposals are in the best interests of Value Choice Fund and its shareholders and recommends that you vote “FOR” the Proposals.

Shareholders of record as of the close of business on December 14, 2012, are entitled to notice of, and to vote at, the Special Meeting, and are also entitled to vote at any adjournments or postponements thereof.  Your attention is called to the accompanying Proxy Statement/Prospectus.  Regardless of whether you plan to attend the Special Meeting, please complete, sign, and return promptly, but in no event later than March 13, 2013, the enclosed Proxy Ballot so that a quorum will be present and a maximum number of shares may be voted.  Proxies may be revoked at any time before they are exercised by submitting a revised Proxy Ballot by giving written notice of revocation to Value Choice Fund or by voting in person at the Special Meeting.

By Order of the Board of Trustees

Huey P. Falgout, Jr.
Secretary

January 25, 2013

PROXY STATEMENT/PROSPECTUS

January 25, 2013

PROXY STATEMENT FOR:

ING VALUE CHOICE FUND
(A series of ING Equity Trust)
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258-2034
(800) 992-0180

Special Meeting of Shareholders
of ING Value Choice Fund
Scheduled for March 14, 2013

PROSPECTUS FOR:

ING LARGE CAP VALUE FUND
(A series of ING Equity Trust)
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258-2034
(800) 992-0180

Important Notice Regarding the Availability of Proxy Materials
for the Shareholder Meeting to be Held on March 14, 2013

This Proxy Statement/Prospectus and Notice of Special Meeting are available at: www.proxyvote.com/ing

THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROSPECTUS IS TRUTHFUL OR COMPLETE.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

INTRODUCTION	1

What’s happening?	1
Why did you send me this booklet?	1
What proposals will be considered at the Special Meeting?	1
Who is eligible to vote?	2
How do I vote?	2
How does the Board recommend that I vote?	2
When and where will the Special Meeting be held?	2
How can I obtain more information about the Funds?	2

SUMMARY OF THE PROPOSALS	2

The Proposed Reorganization	2
The Proposed Sub-Advisory Agreement	3

PROPOSAL ONE — APPROVAL OF THE REORGANIZATION	4

What is the proposed Reorganization?	4
Why is a Reorganization proposed?	4
How do the Investment Objectives compare?	4
How do the Fees and Expenses Compare?	4
Shareholder Fees	4
Annual Fund Operating Expenses	5
Expense Examples $	6
How do the Principal Investment Strategies compare?	7
How do the Principal Risks of Investing in the Funds compare?	9
How does Value Choice Fund’s Performance compare to Large Cap Value Fund?	14
How does the Management of the Funds compare?	16
What are the Key Differences in the Rights of Shareholders of Value Choice Fund and Large Cap Value Fund?	18
Additional Information about the Reorganization	19
What is the Board’s recommendation?	20
What factors did the Board consider?	20
What is the required vote?	20
What happens if shareholders do not approve the Reorganization Agreement?	20

PROPOSAL TWO — APPROVAL OF THE PROPOSED SUB-ADVISORY AGREEMENT	21

What is Proposal Two?	21
Who is Value Choice Fund’s investment adviser?	21
Who was the Sub-Adviser?	21
Who is the proposed Sub-Adviser?	21
Why was the former sub-adviser to Value Choice Fund terminated?	21
How will Proposal Two, if approved, affect the management of Value Choice Fund?	22
Were there changes to the Fund’s principal investment strategies?	22
What are the terms of the Advisory Agreement?	22
What are the terms of the Proposed Sub-Advisory Agreement?	23
What are the changes to Value Choice Fund’s fee structure due to the appointment of ING IM as sub-adviser?	24

Who are the other service providers to Value Choice Fund?	24
What is the required vote?	24
What happens if shareholders do not approve Proposal Two?	24
What was the process of selecting ING IM as the sub-adviser to Value Choice Fund?	24
What are the factors that were considered by the Board?	24
What is the recommendation of the Board?	25

ADDITIONAL INFORMATION ABOUT THE FUNDS	26

Form of Organization	26
Dividends and Other Distributions	26
Capitalization	26

GENERAL INFORMATION ABOUT THE PROXY STATEMENT	27

Who is asking for my vote?	27
How is my proxy being solicited?	27
What happens to my proxy once I submit it?	27
Can I revoke my proxy after I submit it?	27
What are the voting rights and quorum requirements	28
Can shareholders submit proposals for consideration in a Proxy Statement?	28
What if a proposal that is not in the Proxy Statement/Prospectus comes up at the Special Meeting?	28
What is “householding”?	28
How can shareholders access other Fund documents?	29
Who pays for this Proxy Solicitation/Prospectus?	29

APPENDIX A: AGREEMENT AND PLAN OF REORGANIZATION	A-1

APPENDIX B: ADDITIONAL INFORMATION REGARDING LARGE CAP VALUE FUND	B-1

Class of Shares	B-1
Sales Charges	B-3
How Shares Are Priced	B-6
How to Buy Shares	B-7
How to Exchange Shares	B-13
Frequent Trading - Market Timing	B-14
Payments to Financial Intermediaries	B-16
Dividends, Distributions, and Taxes	B-17
Account Policies	B-19

APPENDIX C: FORM OF PROPOSED SUB-ADVISORY AGREEMENT	C-1

APPENDIX D: DIRECTORS AND EXECUTIVE OFFICERS OF ING INVESTMENT MANAGEMENT CO. LLC	D-1

APPENDIX E: SECURITY OWNERSHIP OF CERTAIN BENEFICIAL AND RECORD OWNERS	E-1

INTRODUCTION

What’s happening?

On September 6, 2012, the Board of Trustees (the “Board”) of ING Value Choice Fund (“Value Choice Fund”) and ING Large Cap Value Fund (“Large Cap Value Fund”) (each, a “Fund” and collectively, the “Funds”) approved an Agreement and Plan of Reorganization (the “Reorganization Agreement”) which provides for the reorganization of Value Choice Fund with and into Large Cap Value Fund (the “Reorganization”).  The Reorganization requires shareholder approval and, if approved, is expected to be effective on March 14, 2013, or such other date as the parties may agree (the “Closing Date”).

Also on September 6, 2012, the Board, including a majority of the Trustees who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), of Value Choice Fund (“Independent Trustees”), approved the termination of the investment sub-advisory agreement with Tradewinds Global Investors, LLC (“Tradewinds”) regarding Value Choice Fund and approved an interim sub-advisory agreement between ING Investments, LLC (“ING Investments” or “Adviser”) and ING Investment Management Co. LLC (“ING IM” or “Sub-Adviser”) (“Interim Agreement”), pursuant to which ING IM currently serves as sub-adviser to Value Choice Fund.  In choosing to terminate the sub-advisory agreement with Tradewinds, the Board considered, among other factors, the recent departure of the Chief Investment Officer (“CIO”) of Tradewinds and the significant outflows from the Fund that followed.

The Interim Agreement with ING IM will expire on April 29, 2013 or earlier, if shareholders approve Proposal Two.  On September 6, 2012, the Board, including all of the Independent Trustees, approved a permanent sub-advisory agreement between ING Investments and ING IM (“Proposed Sub-Advisory Agreement”), subject to shareholder approval.  Shareholders of Value Choice Fund must approve the Proposed Sub-Advisory Agreement for it to become effective. Shareholders are being asked to approve the Proposed Sub-Advisory Agreement for ING IM to serve beyond the interim period in the event shareholders do not approve the Reorganization.

In connection with the determination to appoint ING IM as the interim Sub-Adviser, the Board approved changes to the principal investment strategies of Value Choice Fund from the strategies employed by Tradewinds to the strategies employed by ING IM.  These changes went into effect as of the close of business on November 13, 2012.  Following a transition period in which a transition manager bought and sold portfolio securities to prepare Value Choice Fund for the day-to-day management by ING IM under the Fund’s new investment strategies, ING IM began serving as the interim sub-adviser to the Fund as of the close of business on November 30, 2012.  Proposal One contains a comparison of the former principal investment strategies of Value Choice Fund under the day-to-day portfolio management of Tradewinds with the current principal investment strategies of the Fund under the day-to-day portfolio management of ING IM.

Since the appointment of ING IM as the interim sub-adviser to Value Choice Fund and the related modifications to the Fund’s principal investment strategies as of the close of business on November 13, 2012, the principal investment strategies of the Value Choice Fund and Large Cap Value Fund have been substantially identical.  If the Reorganization is approved, shareholders of Value Choice Fund are not expected to experience significant differences in the risk and return characteristics of the Fund to which they are exposed as a result of the Reorganization.

Why did you send me this booklet?

This booklet includes a combined proxy statement and prospectus (“Proxy Statement/Prospectus”) and a Proxy Ballot for Value Choice Fund.  It provides you with information you should review before providing voting instructions on the matters listed below and in the Notice of Special Meeting.

Because you, as a shareholder of Value Choice Fund, are being asked to approve the Reorganization Agreement that will result in a transaction in which you will ultimately hold shares of Large Cap Value Fund, this Proxy Statement also serves as a prospectus for Large Cap Value Fund.  Large Cap Value Fund is an open-end management investment company, which seeks long-term growth of capital and current income, as described more fully below.

What proposals will be considered at the Special Meeting?

A special meeting of shareholders (the “Special Meeting”) of Value Choice Fund is scheduled for the following purposes:

1.              To approve the Reorganization Agreement by and between Value Choice Fund and Large Cap Value Fund, providing for the reorganization of Value Choice Fund with and into Large Cap Value Fund;

1

2.              To approve a new sub-advisory agreement between ING Investments, the investment adviser to Value Choice Fund and ING IM, Value Choice Fund’s proposed sub-adviser (“Proposal Two”, together with the Reorganization, the “Proposals”); and

3.              To transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournment(s) or postponement(s) thereof, in the discretion of the proxies or their substitutes.

Who is eligible to vote?

Shareholders holding an investment in shares of Value Choice Fund as of the close of business on December 14, 2012 (the “Record Date”) are eligible to vote.

How do I vote?

Shareholders can vote by completing, signing, and returning the enclosed Proxy Ballot promptly in the enclosed envelope, through telephone touch-tone voting, via Internet voting, or by attending the Special Meeting in person and voting.  Joint owners must each sign the Proxy Ballot. To vote by telephone or Internet, follow the voting instructions as outlined on your Proxy Ballot.  These options require shareholders to input a control number, which is located on your Proxy Ballot.  After entering this number, shareholders will be prompted to provide their voting instructions on the Proposals, as applicable.  Shareholders will have the opportunity to review their voting instructions and make any necessary changes before submitting their voting instructions and terminating their telephone call or Internet link.  Shareholders who vote on the Internet, in addition to confirming their voting instructions prior to submission, may also request an e-mail confirming their instructions.

Shareholders whose shares are held by nominees, such as brokers, can vote their shares by contacting their respective nominee.  Should shareholders require additional information regarding the Special Meeting, they may contact the Proxy Solicitor toll-free at 1-866-704-4437.  (See “General Information” for more information on the Proxy Solicitor.)

How does the Board recommend that I vote?

The Board recommends that shareholders vote “FOR” the Proposals.

When and where will the Special Meeting be held?

The Special Meeting is scheduled to be held at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034, on March 14, 2013, at 10:00 A.M., Local time, and, if the Special Meeting is adjourned or postponed, any adjournment(s) or postponement(s) of the Special Meeting will also be held at the above location.  If you expect to attend the Special Meeting in person, please call Shareholder Services toll-free at (800) 992-0180.

How can I obtain more information about the Funds?

Should you have any questions about the Funds, please do not hesitate to contact Shareholder Services toll free at (800) 992-0180.  The prospectuses, annual and semi-annual reports, and other information regarding the Funds are available on the Internet at http://www.ingfunds.com/literature.

SUMMARY OF THE PROPOSALS

The Proposed Reorganization

You should read this entire Proxy Statement/Prospectus carefully. You should also review the Reorganization Agreement, which is attached hereto as Appendix A.  For more information about Large Cap Value Fund, please consult the Prospectus dated September 28, 2012, as supplemented.

On September 6, 2012, the Board approved the Reorganization Agreement. Subject to shareholder approval, the Reorganization Agreement provides for:

•                  the transfer of all of the assets of Value Choice Fund to Large Cap Value Fund in exchange for shares of beneficial interest of Large Cap Value Fund;

•                  the assumption by Large Cap Value Fund of all of the liabilities of Value Choice Fund;

2

•                  the distribution of shares of Large Cap Value Fund to the shareholders of Value Choice Fund; and

•                  the complete liquidation of Value Choice Fund.

If shareholders approve the Reorganization, each owner of Class A, Class B, Class C, Class I, Class O, and Class W shares of Value Choice Fund would become a shareholder of the corresponding share class of Large Cap Value Fund.  The Reorganization is expected to be effective on the Closing Date. Each shareholder of Value Choice Fund will hold, immediately after the Closing Date, shares of Large Cap Value Fund having an aggregate value equal to the aggregate value of the shares of Value Choice Fund held by that shareholder as of the close of business on the Closing Date.

In considering whether to approve the Reorganization, you should note the following.

•                  The investment objective of the Value Choice Fund is long-term capital appreciation, while the investment objective of the Large Cap Value Fund is long-term growth of capital and current income;

•                  Currently, both Funds have substantially identical principal investment strategies;

•                  ING Investments serves as the adviser to each Fund and ING IM currently serves as the investment sub-adviser to each Fund (ING IM serves as the interim sub-adviser to Value Choice Fund).  Tradewinds formerly served as the sub-adviser to Value Choice Fund until November 13, 2012. ING Investments and ING IM are indirect subsidiaries of ING Groep, N.V. (“ING Groep”);

•                  The management fee for Large Cap Value Fund is lower than for Value Choice Fund;

•                  Each Fund is distributed by ING Investments Distributor, LLC (“IID” or the “Distributor”);

•                  As a result of the Reorganization, shareholders of Value Choice Fund would become shareholders of Large Cap Value Fund;

•                  Current shareholders of Value Choice Fund are expected to experience lower gross expenses as shareholders of Large Cap Value Fund after the Reorganization, in amounts that vary depending on the class; and

•                  The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization pursuant to Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”). Large Cap Value Fund and its shareholders are not expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement.

The Proposed Sub-Advisory Agreement

From February 1, 2005 until the close of business on November 13, 2012, Value Choice Fund was sub-advised by Tradewinds or an affiliate of Tradewinds.  During a meeting held September 6, 2012, the Board, including a majority of the Independent Trustees, approved the termination of the investment sub-advisory agreement with Tradewinds and approved the Interim Agreement pursuant to which ING IM currently serves as interim sub-adviser to Value Choice Fund.  The Interim Agreement will expire on April 29, 2013 or earlier, if shareholders approve the Proposals.  On September 6, 2012, the Board, including all of the Independent Trustees, approved the Proposed Sub-Advisory Agreement, subject to shareholder approval.  Shareholders of Value Choice Fund must approve the Proposed Sub-Advisory Agreement for it to become effective. Shareholders are being asked to approve the Proposed Sub-Advisory Agreement for ING IM to serve beyond the interim period in the event shareholders do not approve the Reorganization.

3

PROPOSAL ONE — APPROVAL OF THE REORGANIZATION

What is the proposed Reorganization?

Shareholders of Value Choice Fund are being asked to approve a Reorganization Agreement, providing for the reorganization of Value Choice Fund with and into Large Cap Value Fund.  If the Reorganization is approved, shareholders of Value Choice Fund will become shareholders of Large Cap Value Fund as of the close of business on the Closing Date.

Why is a Reorganization proposed?

ING Investments seeks to provide greater benefits to shareholders from the greater potential to achieve long-term scale by: (i) combining the assets of two Funds that currently are managed by the same Adviser and Sub-Adviser pursuant to substantially identical principal investment strategies; and (ii) an immediate benefit through lower gross expenses.  At the September 6, 2012 Board meeting, the Reorganization was presented for consideration to the Board by ING Investments. The Board, including the Independent Trustees, determined that the interests of the shareholders of the Funds would not be diluted as a result of the Reorganization and that the Reorganization would be in the best interests of the Funds and their shareholders. The Reorganization will allow Value Choice Fund’s shareholders to remain invested in a professionally managed fund that seeks long-term growth of capital and current income.

How do the Investment Objectives compare?

The Funds have the following investment objectives:

	Value Choice Fund	Large Cap Value Fund
Investment Objective	The Fund seeks long-term capital appreciation.	The Fund seeks long-term growth of capital and current income.

How do the Fees and Expenses Compare?

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Funds.  Pro forma fees and expenses, which are estimated fees and expenses of Large Cap Value Fund after giving effect to the Reorganization, assume hypothetically that the Reorganization occurred on May 31, 2012.

The Funds have identical shareholder fees.  These sales charges are paid directly when you buy or sell shares.

Shareholder Fees

Expenses you pay each year as a % of the value of your investment

Share Class of Value Choice Fund or Large Cap Value Fund	Maximum sales charge (load) as a % of offering price	Maximum deferred sales charge as a % of purchase or sales price, whichever is less
A	5.75	None	(1)
B	None	5.00
C	None	1.00
I	None	None
O	None	None
W	None	None

(1)          A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.

4

Annual Fund Operating Expenses

Expenses you pay each year as a % of the value of your investment.

		Value Choice Fund(1)		Large Cap Value Fund		Large Cap Value Fund Pro Forma Combined
Class A
Management Fee	%	0.90		0.65		0.65
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25		0.25		0.25
Administrative Services Fees	%	0.10		0.10		0.10
Other Expenses	%	0.26		0.21		0.22
Acquired Fund Fees and Expenses	%	0.01		0.01		0.01
Total Annual Fund Operating Expenses	%	1.52	(2)	1.22		1.23
Waivers and Reimbursements	%	(0.26	)(3)	None	(4)	None	(4)
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	1.26		1.22		1.23

Class B
Management Fee	%	0.90		0.65		0.65
Distribution and/or Shareholder Services (12b-1) Fees	%	1.00		1.00		1.00
Administrative Services Fees	%	0.10		0.10		0.10
Other Expenses	%	0.26		0.21		0.22
Acquired Fund Fees and Expenses	%	0.01		0.01		0.01
Total Annual Fund Operating Expenses	%	2.27	(2)	1.97		1.98
Waivers and Reimbursements	%	(0.26	)(3)	None	(4)	None	(4)
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	2.01		1.97		1.98

Class C
Management Fee	%	0.90		0.65		0.65
Distribution and/or Shareholder Services (12b-1) Fees	%	1.00		1.00		1.00
Administrative Services Fees	%	0.10		0.10		0.10
Other Expenses	%	0.26		0.21		0.22
Acquired Fund Fees and Expenses	%	0.01		0.01		0.01
Total Annual Fund Operating Expenses	%	2.27	(2)	1.97		1.98
Waivers and Reimbursements	%	(0.26	)(3)	None	(4)	None	(4)
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	2.01		1.97		1.98

Class I
Management Fee	%	0.90		0.65		0.65
Distribution and/or Shareholder Services (12b-1) Fees	%	0.00		0.00		0.00
Administrative Services Fees	%	0.10		0.10		0.10
Other Expenses	%	0.23		0.12		0.22
Acquired Fund Fees and Expenses	%	0.01		0.01		0.01
Total Annual Fund Operating Expenses	%	1.24	(2)	0.88		0.98
Waivers and Reimbursements	%	(0.43	)(3)	(0.07	)(4)	(0.17	)(4)
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	0.81		0.81		0.81

Class O(5)
Management Fee	%	0.90		0.65		0.65
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25		0.25		0.25
Administrative Services Fees	%	0.10		0.10		0.10
Other Expenses	%	0.26		0.21		0.22
Acquired Fund Fees and Expenses	%	0.01		0.01		0.01
Total Annual Fund Operating Expenses	%	1.52	(2)	1.22		1.23
Waivers and Reimbursements	%	(0.26	)(3)	None	(4)	None	(4)
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	1.26		1.22		1.23

Class W
Management Fee	%	0.90		0.65		0.65
Distribution and/or Shareholder Services (12b-1) Fees	%	0.00		0.00		0.00
Administrative Services Fees	%	0.10		0.10		0.10
Other Expenses	%	0.26		0.21		0.22
Acquired Fund Fees and Expenses	%	0.01		0.01		0.01
Total Annual Fund Operating Expenses	%	1.27	(2)	0.97		0.98
Waivers and Reimbursements	%	(0.26	)(3)	None	(4)	None	(4)
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	1.01		0.97		0.98

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(1)         Expense ratios have been adjusted to reflect current contractual rates.

(2)         Total Annual Fund Operating Expenses may be higher than the Fund’s ratio of expenses to average net assets shown in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

(3)         For Value Choice Fund, effective November 30, 2012,  the Adviser is contractually obligated to limit expenses to annual rates, expressed as a percentage of average daily net asset value, of 1.25%, 2.00%, 2.00%, 0.80%, 1.25%, and 1.00% for Class A, Class B, Class C, Class I, Class O, and Class W shares, respectively, through October 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Fund or the Adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

(4)         For Large Cap Value Fund, the Adviser is contractually obligated to limit expenses to annual rates, expressed as a percentage of average daily net asset value, of 1.25%, 2.00%, 2.00%, 1.00%, 1.25%, and 1.00% for Class A, Class B, Class C, Class I, Class O, and Class W shares, respectively, through October 1, 2014. The obligation will automatically renew for one-year terms unless it is terminated by the Fund or the Adviser upon written notice within 90 days of the end of the current term or upon termination of the management agreement and is subject to possible recoupment by the adviser within three years. In addition, the Adviser is contractually obligated to further limit expenses to an annual rate, expressed as a percentage of average daily net asset value, of 0.80% for Class I shares through October 1, 2014. There is no guarantee that this obligation will continue after October 1, 2014. The obligation will only renew if the Adviser elects to renew it and is subject to possible recoupment by the Adviser within three years. These obligations do not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses.

(5)         For Large Cap Value Fund, Class O shares’ expenses are based on Class A shares’ expenses adjusted for class specific differences.

Expense Examples $

Expenses you pay each year as a % of the value of your investment

The Examples are intended to help you compare the costs of investing in shares of the Funds with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the Funds for the time periods indicated. The examples show costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Examples also assume that your investment had a 5% return each year and that the Funds’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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		Value Choice Fund				Large Cap Value Fund				Large Cap Value Fund Pro Forma
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs	1 Yr	3 Yrs	5 Yrs	10 Yrs	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$696	1,004	1,333	2,262	692	940	1,207	1,967	693	943	1,212	1,978
B	Sold	$704	984	1,391	2,396	700	918	1,262	2,102	701	921	1,268	2,113
	Held	$204	684	1,191	2,396	200	618	1,062	2,102	201	621	1,068	2,113
C	Sold	$304	684	1,191	2,585	300	618	1,062	2,296	301	621	1,068	2,306
	Held	$204	684	1,191	2,585	200	618	1,062	2,296	201	621	1,068	2,306
I	Sold or Held	$83	351	640	1,462	83	274	481	1,078	83	295	525	1,186
O	Sold or Held	$128	455	804	1,790	124	387	670	1,477	125	390	676	1,489
W	Sold or Held	$103	377	672	1,511	99	309	536	1,190	100	312	542	1,201

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-year period.

How do the Principal Investment Strategies compare?

As discussed above, in anticipation of the Reorganization, the Board approved changes in the principal investment strategies of Value Choice Fund in connection with the appointment of ING IM as the interim Sub-Adviser to the Fund. Consequently, both Funds have substantially identical principal investment strategies.   Prior to the close of business on November 13, 2012, Value Choice Fund pursued its investment objective through different investment strategies and had a different sub-adviser.

The following table compares the principal investment strategies of Value Choice Fund prior to the close of business on November 13, 2012, when its sub-adviser was Tradewinds, to: (1) the current principal investment strategies of Value Choice Fund; and (2) the principal investment strategies of Large Cap Value Fund.  Information regarding the former principal investment strategies of Value Choice Fund is presented for comparative purposes only so you can understand the historical context for information about Value Choice Fund.  Shareholders are not being asked to approve a change in the investment strategies of Value Choice Fund through this Proxy Statement/Prospectus, as these changes were implemented as of the close of business on November 13, 2012 and will be in effect regardless of whether shareholders approve this Proposal. The following table also compares the size of Value Choice Fund with Large Cap Value Fund as of November 30, 2012.

	Value Choice Fund Prior to November 13, 2012 (Under the Prior Sub-Adviser)	Value Choice Fund Currently(Beginning on November 14)	Large Cap Value Fund – Proposed Surviving Fund

Sub-Adviser	Tradewinds	ING IM	ING IM

Investment Strategies	Under normal market conditions, the Fund invests primarily in equity securities of companies with varying market capitalizations of any size.	Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of dividend paying, large-capitalization issuers.

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of dividend-paying, large-capitalization issuers. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

The equity securities in which the Fund may invest include common and preferred stocks, depositary receipts, and convertible securities. The Fund may also invest in derivatives which include, but are not limited to, rights and warrants. The Fund typically uses derivatives to seek to enhance

Equity securities include common and preferred stocks, warrants, and convertible securities.  The Sub-Adviser defines large-capitalization companies as companies with market capitalizations that fall within the collective range of companies within the Russell 1000® Value Index (“Index”) at the time of purchase. The market capitalization range will change with market conditions

Equity securities include common and preferred stocks, warrants, and convertible securities. The Sub-Adviser defines large-capitalization companies as companies with market capitalizations that fall within the collective range of companies within the Russell 1000® Value Index (“Index”) at the time of

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Value Choice Fund Prior to November 13, 2012 (Under the Prior Sub-Adviser)	Value Choice Fund Currently(Beginning on November 14)	Large Cap Value Fund – Proposed Surviving Fund

returns in the Fund.

Portfolio risk controls include: maximum of 35% in foreign companies; and maximum of 15% in securities of emerging markets (defined as any country not classified as developed by the MSCI World IndexSM ).

as the market capitalization range of the companies in the Index changes. The market capitalization of companies in the Index as of June 30, 2012 ranged from $670.9 million to $400.1 billion. The Fund may invest in foreign securities, including companies located in countries with emerging securities markets, when the Sub-Adviser believes they present attractive investment opportunities.

purchase. The market capitalization range will change with market conditions as the market capitalization range of the companies in the Index changes. The market capitalization of companies in the Index as of June 29, 2012 ranged from $670.9 million to $400.1 billion. The Fund may invest in foreign securities, including companies located in countries with emerging securities markets, when the Sub-Adviser believes they present attractive investment opportunities.

The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act and the rules, regulations, and exemptive orders thereunder.

The Fund invests in equities that appear undervalued by applying a bottom-up process that considers absolute valuation and security pricing in the context of industry and market conditions.

The Sub-Adviser seeks to construct a portfolio of securities with a dividend yield that exceeds the average dividend yield of the companies included in the Index. The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act and the rules, regulations, and exemptive orders thereunder.

The Sub-Adviser seeks to construct a portfolio of securities with a dividend yield that exceeds the average dividend yield of the companies included in the Russell 1000® Value Index. The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act and the rules, regulations, and exemptive orders thereunder.

The Sub-Adviser applies a rigorous approach to identify undervalued securities that are believed to be mispriced, misperceived, under-followed, and that have strong or improving business fundamentals. The research team performs extensive bottom-up research on companies and industries, focusing on qualitative factors such as management strength, shareholder orientation, barriers-to-entry, competitive advantage, and catalysts for growth. A broad

The Sub-Adviser uses a valuation-based screening process to assist in the selection of companies according to criteria which include the following:

•                                          an above-average dividend yield, and stability and growth of the dividend;

•                                          market capitalization that is usually above $1 billion (although the Fund may also invest up to 20% of its assets in small- and mid-capitalization companies); and

The Sub-Adviser uses a valuation-based screening process to assist in the selection of companies according to criteria which include the following:

•                                          an above-average dividend yield, and stability and growth of the dividend;

•                                          market capitalization that is usually above $1 billion (although the Fund may also invest up to 20% of its assets in

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	Value Choice Fund Prior to November 13, 2012 (Under the Prior Sub-Adviser)	Value Choice Fund Currently(Beginning on November 14)	Large Cap Value Fund – Proposed Surviving Fund

range of quantitative metrics are applied, including price-to-discounted cash flow, price-to-book value, price-to-sales, and price-to-free cash flow

•                                          the potential for growth of the dividend yield over several years.

The Sub-Adviser may from time to time select securities that do not meet all of these criteria. The Sub-Adviser then conducts intensive fundamental research on each company to evaluate its growth, profitability, and valuation characteristics.

small- and mid-capitalization companies); and

•                                          the potential for growth of the dividend yield over several years.

The Sub-Adviser may from time to time select securities that do not meet all of these criteria. The Sub-Adviser then conducts intensive fundamental research on each company to evaluate its growth, profitability, and valuation characteristics.

	The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.	The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.	The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

	The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.	The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.	The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Net Assets of each Fund as of November 30, 2012	N/A	$294.1 Million	$435.9 Million

How do the Principal Risks of Investing in the Funds compare?

As discussed above, in anticipation of the Reorganization, the Board approved changes in the principal investment strategies of Value Choice Fund to align them with those of Large Cap Value Fund.  Consequently, both Funds currently have substantially identical principal investment strategies and identical principal risks.  Prior to the close of business on November 13, 2012, Value Choice Fund had different principal risks, which were applicable to its former investment strategies.  For comparative purposes only, the chart below compares the principal risks of Value Choice Fund under the principal investment strategies it employed prior to the close of business on November 13, 2012 with the principal risks of both Funds currently.

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Principal Risks

Value Choice Fund Prior to November 13, 2012	Both Funds Currently

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

☒	☒

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a certain price or rate.  Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk.  In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

☒

Currency To the extent that the Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

☒	☒

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and reduce its returns.

☒

Dividend Companies that issue dividend yielding equity securities are not required to continue to pay dividends on such securities. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends

☒

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	Value Choice Fund Prior to November 13, 2012	Both Funds Currently

in the future.

Foreign Investments Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments.

☒

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

☒

Growth Investing Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.

☒

Initial Public Offerings Initial Public Offerings (“IPOs”) and companies that have recently gone public have the potential to produce substantial gains for the Fund. However, there is no assurance that

☒

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	Value Choice Fund Prior to November 13, 2012	Both Funds Currently

the Fund will have access to profitable IPOs or that IPOs in which the Fund invests will rise in value. Furthermore, the value of securities of newly public companies may decline in value shortly after the IPO. When the Fund’s asset base is small, the impact of such investments on the Fund’s return will be magnified. If the Fund’s assets grow, it is likely that the effect of the Fund’s investment in IPOs on the Fund’s return will decline.

Investment Model The manager’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.	☒	☒

Liquidity If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

	☒	☒

Market Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

	☒	☒

Market Capitalization Stocks fall into three broad market	☒	☒

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Value Choice Fund Prior to November 13, 2012	Both Funds Currently

capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Fund, if it invests in these companies, to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

☒	☒

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

☒	☒

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Value Choice Fund Prior to November 13, 2012	Both Funds Currently

Value Investing Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

☒

How does Value Choice Fund’s Performance compare to Large Cap Value Fund?

The following information is intended to help you understand the risks of investing in the Funds. The following bar charts show the changes in each Fund’s performance from year to year, and the table compares each Fund’s performance to the performance of a broad-based securities market index/indices for the same period. Each Fund’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of each Fund’s Class A shares. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table under the bar chart includes all applicable fees and sales charges. Other class shares’ performance would be higher or lower than Class A shares’ performance because of the higher or lower expenses paid by Class A shares. Each Fund’s past performance (before and after taxes) is no guarantee of future results.  The historical performance of Value Choice Fund shown below was achieved while the Fund was under the day-to-day management of different sub-advisers and operated pursuant to different principal investment strategies than the current sub-adviser and strategies for the Fund.  This historical performance would likely have been different under the current investment strategies of the Fund. For the most recent performance figures, go to www.INGFunds.com/literature or call 1-800-992-0180.

ING Value Choice Fund - Calendar Year Total Returns(1)

(as of December 31 of each year)

Best quarter: 2nd Quarter 2009, 22.91% and Worst quarter: 4th Quarter 2008, (19.32)%

Value Choice Fund’s Class A shares’ year-to-date total return as of September 30, 2012: (0.81)%

(1)                                 The performance shown for periods from March 2006 was achieved while the Fund was under the day-to-day portfolio management of Tradewinds, subject to different principal investment strategies. From February 2005 through March 2006, NWQ Investment Management Company, LLC, served as sub-adviser and performed the day-to-day portfolio management for the Fund.

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ING Value Choice Fund - Average Annual Total Returns %

(for the periods ended December 31, 2011)

	1 Yr	5 Yrs (or since inception)		10 Yrs (or since inception)		Inception Date
Class A before taxes %	(11.54)	3.98		9.32		02/1/05
After tax on distributions %	(12.92)	3.12		8.50		—
After tax on distributions with sale %	(5.68)	3.12		7.95		—
Russell 3000® Value Index(1)%	(0.10)	(2.58)		2.30	(2)	—
Russell Midcap® Index(1)%	(1.55)	1.41		5.29	(2)	—
Class B before taxes %	(11.10)	4.08		9.45		02/1/05
Russell 3000® Value Index(1)%	(0.10)	(2.58)		2.30	(2)	—
Russell Midcap® Index(1)%	(1.55)	1.41		5.29	(2)	—
Class C before taxes %	(7.70)	4.43		9.57		02/7/05
Russell 3000® Value Index(1)%	(0.10)	(2.58)		2.30	(2)	—
Russell Midcap® Index(1)%	(1.55)	1.41		5.29	(2)	—
Class I before taxes %	(5.91)	5.50		9.66		09/15/05
Russell 3000® Value Index(1)%	(0.10)	(2.58)		1.52	(2)	—
Russell Midcap® Index(1)%	(1.55)	1.41		4.00	(2)	—
Class O before taxes %	(6.11)	4.88		N/A		06/4/08
Russell 3000® Value Index(1)%	(0.10)	(2.17	)(2)	N/A		—
Russell Midcap® Index(1)%	(1.55)	0.31	(2)	N/A		—
Class W before taxes %	(5.89)	4.70		N/A		12/17/07
Russell 3000® Value Index(1)%	(0.10)	(2.97	)(2)	N/A		—
Russell Midcap® Index(1)%	(1.55)	0.40	(2)	N/A		—

(1)   The index returns do not reflect deductions for fees, expenses, or taxes.

(2)   Reflects index performance since the date closest to the Class’ inception for which data is available.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.

ING Large Cap Value Fund - Calendar Year Total Returns

(as of December 31 of each year)

Best quarter: 3rd Quarter 2009, 18.23% and Worst quarter: 4th Quarter 2008, (16.78)%

Large Cap Value Fund’s Class A shares’ year-to-date total return as of September 30, 2012: 14.23%

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ING Large Cap Value Fund - Average Annual Total Returns %

(for the periods ended December 31, 2011)

		1 Yr	5 Yrs (or since inception)		10 Yrs (or since inception)	Inception Date
Class A before taxes	%	(3.04)	0.58		N/A	12/18/07
After tax on distributions	%	(3.83)	(0.95)		N/A	—
After tax on distributions with sale	%	(1.46)	(0.52)		N/A	—
Russell 1000® Value Index(1)%		0.39	(3.24	)(2)	N/A	—
Class B before taxes	%	(2.88)	2.41		N/A	02/20/08
Russell 1000® Value Index(1)%		0.39	(1.25	)(2)	N/A	—
Class C before taxes	%	1.10	3.41		N/A	02/19/08
Russell 1000® Value Index(1)%		0.39	(1.25	)(2)	N/A	—
Class I before taxes	%	3.29	8.18		N/A	03/31/10
Russell 1000® Value Index(1)%		0.39	4.82	(2)	N/A	—
Class W before taxes	%	3.04	15.94		N/A	06/01/09
Russell 1000® Value Index(1)%		0.39	14.49	(2)	N/A	—

(1)   The index returns do not reflect deductions for fees, expenses, or taxes.

(2)   Reflects index performance since the date closest to the Class’ inception for which data is available.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.

Class O shares of the Large Cap Value Fund have not yet completed a full calendar year of investment operations, therefore no performance information is shown for this share class. Class O shares would have annual returns substantially similar to those of the other share classes shown because Class O shares will represent interests in the same portfolio of securities. Annual returns would differ only to the extent Class O shares have different expenses.

How does the Management of the Funds compare?

The following table compares the management of the Funds.

	Value Choice Fund	Large Cap Value Fund
Investment Adviser	ING Investments	ING Investments

Investment Advisory Fee (as a percentage of average daily net assets)	0.90% on all assets	0.65% on all assets

Sub-Adviser	ING IM	ING IM

Sub-Advisory Fee (as a percentage of average daily net assets)	0.500% on all assets	0.2925% on all assets

Portfolio Manager(s)	Robert M. Kloss (since 11/2012) Christopher F. Corapi (since 11/2012)	Robert M. Kloss (since 04/2010) Christopher F. Corapi (since 05/2011)

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	Value Choice Fund	Large Cap Value Fund

Administrator	ING Funds Services, LLC	ING Funds Services, LLC

Administrative Fee	0.10%	0.10%

Adviser to the Funds

ING Investments, an Arizona limited liability company, serves as the investment adviser to the Funds. ING Investments, subject to the supervision of the Board, oversees each Fund’s day-to-day operations and all of the investment advisory and portfolio management services for the Funds.

ING Investments is registered with the U.S. Securities and Exchange Commission (“SEC”) as an investment adviser. ING Investments is an indirect, wholly-owned subsidiary of ING Groep. ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance, and retirement services to over 85 million private, corporate, and institutional clients in more than 40 countries. ING Investments became an investment management firm in April 1995.

[Disclosure regarding ING Groep’s restructuring plan to be filed by amendment.]

ING Investments’ principal office is located at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034. As of September 28, 2012, ING Investments managed approximately $45.2 billion in assets.

Sub-Adviser to the Funds

The Adviser has engaged ING IM to serve as sub-adviser to Large Cap Value Fund and interim sub-adviser to Value Choice Fund. The Sub-Adviser provides the day-to-day management of each Fund’s portfolio.  ING IM currently serves Value Choice Fund pursuant to an interim sub-advisory agreement that expires on April 29, 2013.  Shareholders are being asked to approve a new “permanent” sub-advisory agreement for ING IM to serve beyond the interim period in the event shareholders do not approve the Reorganization (see “Proposal Two—Approval of the Proposed Sub-Advisory Agreement” below).

The Adviser acts as a “manager-of-managers” for the Funds. The Adviser delegates to the Sub-Adviser the responsibility for investment management, subject to the Adviser’s oversight. The Adviser is responsible for monitoring the investment program and performance of the Sub-Adviser.

17

From time to time, the Adviser may also recommend the appointment of additional sub-advisers or replacement of non-affiliated sub-advisers to the Funds’ Board. It is not expected that ING Investments would normally recommend replacement of an affiliated sub-adviser as part of its oversight responsibilities. The Funds and the Adviser have received exemptive relief from the SEC to permit the Adviser, with the approval of the Funds’ Board, to appoint an additional non-affiliated sub-adviser or to replace an existing sub-adviser with a non-affiliated sub-adviser, as well as change the terms of a contract with a non-affiliated sub-adviser, without submitting the contract to a vote of the Funds’ shareholders. The Funds will notify shareholders of any change in the identity of a sub-adviser of the Funds, the addition of a sub-adviser to the Funds, or any change in the terms of a contract with a non-affiliated sub-adviser. In this event, the names of the Funds and their investment strategies may also change.

Under the terms of each sub-advisory agreement, the agreement can be terminated by the Adviser or a Fund’s Board. In the event a sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or the Adviser may assume day-to-day investment management of a Fund.

ING IM, a Connecticut corporation, was founded in 1972 and is registered with the SEC as an investment adviser. ING IM is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of ING Investments. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. The principal office of ING IM is located at 230 Park Avenue, New York, New York 10169. As of September 28, 2012, ING IM managed approximately $65.8 billion in assets.

The following individuals are jointly responsible for the day-to-day management of the Funds.

Robert M. Kloss, Portfolio Manager, joined ING IM 1992. Mr. Kloss has also served as a senior sector analyst on ING IM’s fundamental equity research team, covering the financial services sector as well as an equity analyst and portfolio manager for a variety of value-oriented funds. Prior to joining ING IM, Mr. Kloss was a principal of Phoenix Strategies, an investment management and consulting firm.

Christopher F. Corapi, Portfolio Manager and Chief Investment Officer of equities, joined ING IM in February 2004. Prior to joining ING IM, Mr. Corapi served as global head of equity research at Federated Investors since 2002. He served as head of U.S. equities and portfolio manager at Credit Suisse Asset Management beginning in 2000 and head of emerging markets research at JPMorgan Investment Management beginning in 1998.

For information regarding the basis for the Board’s approval of the investment advisory and sub-advisory agreement for Large Cap Value Fund, please refer to the Fund’s semi-annual shareholder report dated November 30, 2011 or the Fund’s semi-annual shareholder report dated November 30, 2012.

The Administrator

ING Funds Services, LLC (“Administrator”) serves as administrator to each Fund and receives an annual administrative services fee equal to 0.10% of each Fund’s average daily net assets.

Subject to the supervision of the Board, the Administrator provides administrative services for each Fund including, but not limited to, acting as a liaison among the various service providers to the Funds, including the custodian, transfer agent, and such other service providers as may be retained by the Funds. The Administrator provides each Fund, at the Administrator’s expense, with adequate personnel, office space, communications facilities, and other facilities necessary for operation of the Funds.

The Distributor

IID is the principal underwriter and distributor of each Fund. It is a Delaware limited liability company with its principal offices at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034.

IID is a member of the Financial Industry Regulatory Authority (“FINRA”). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public Disclosure Hotline at 800-289-9999.

What are the Key Differences in the Rights of Shareholders of Value Choice Fund and Large Cap Value Fund?

Each Fund is organized as a separate series of ING Equity Trust, a Massachusetts business trust, which is governed by a Declaration of Trust and Bylaws. Consequently, there are no key differences in the rights of shareholders of each Fund.

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Additional Information about the Reorganization

The Reorganization Agreement

The terms and conditions under which the proposed transaction may be consummated are set forth in the Reorganization Agreement.  Significant provisions of the Reorganization Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Agreement, a copy of which is attached to this Proxy Statement/Prospectus as Appendix A.

The Reorganization Agreement provides for: (i) the transfer, as of the Closing Date, of all of the assets of Value Choice Fund in exchange for shares of beneficial interest of Large Cap Value Fund and the assumption by Large Cap Value Fund of all of Value Choice Fund’s liabilities; and (ii) the distribution of shares of Large Cap Value Fund to shareholders of Value Choice Fund, as provided for in the Reorganization Agreement. Value Choice Fund will then be liquidated.

Each shareholder of Class A, Class B, Class C, Class I, Class O, and Class W shares of Value Choice Fund will hold, immediately after the Closing Date, the corresponding share class of Large Cap Value Fund having an aggregate value equal to the aggregate value of the shares of Value Choice Fund held by that shareholder as of the close of business on the Closing Date.  In the interest of economy and convenience, shares of Large Cap Value Fund generally will not be represented by physical certificates, unless you request the certificates in writing.

The obligations of the Funds under the Reorganization Agreement are subject to various conditions, including approval of the shareholders of Value Choice Fund.  The Reorganization Agreement also requires that each of the Funds take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Reorganization Agreement.  The Reorganization Agreement may be terminated by mutual agreement of the parties or on certain other grounds.  Please refer to Appendix A to review the terms and conditions of the Reorganization Agreement.

Expenses of the Reorganization

The expenses of the Reorganization will be borne by the Adviser (or an affiliate) and are expected to total approximately $356,900.  The expenses of the Reorganization shall include, but not be limited to, the costs associated with the preparation of necessary filings with the SEC, printing and distribution the Proxy Statement/Prospectus and proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding the Special Meeting.  The expenses of the Reorganization do not include the transition costs described in “Portfolio Transitioning” below.

Tax Considerations

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368 of the Code.  Accordingly, pursuant to this treatment, neither Value Choice Fund nor its shareholders, nor Large Cap Value Fund nor its shareholders, are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement. As a condition to the Closing of the Reorganization, the Funds will receive an opinion from the law firm of Dechert LLP to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes.  That opinion will be based in part upon certain assumptions and upon certain representations made by the Funds.

Prior to the Closing Date, Value Choice Fund will pay its shareholders a cash distribution consisting of any undistributed investment company taxable income and/or any undistributed realized net capital gains, including any net gains realized from any sales of assets prior to the Closing Date. These distributions will be taxable to shareholders that are subject to tax.

As of June 30, 2012, Value Choice Fund had estimated capital loss carryforwards of $10.1 million, of which all will be available after the Reorganization.  After the Reorganization, the losses of Value Choice Fund generally may be available to Large Cap Value Fund to offset its capital gains, although a portion of the amount of these losses that may offset Large Cap Value Fund’s capital gains in a given year may be limited due to this Reorganization and in some cases, potential utilization of such losses could be forfeited if they expire before being utilized.  The ability of Large Cap Value Fund to absorb losses in the future depends upon a variety of factors that cannot be known in advance, including the existence of capital gains against which these losses may be offset.  In addition, the benefits of any of these various capital loss carryforwards and built in losses currently are available only to pre-Reorganization shareholders of each Fund.  After the Reorganization, however, these benefits will inure to the benefit of all post-Reorganization shareholders of Large Cap Value Fund.

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Portfolio Transitioning

As discussed above, in anticipation of the Reorganization the Board approved changes to the investment strategies of Value Choice Fund to align them with those of Large Cap Value Fund.  Since the Funds now have similar investment objectives and substantially identical investment strategies, ING IM does not anticipate needing to sell a significant portion of Value Choice Fund’s holdings shortly prior to the Closing Date if the Reorganization is approved.  If any of Value Choice Fund’s holdings are sold prior to the Closing Date, the proceeds of such sales are expected to be invested in securities that ING IM wishes for Large Cap Value Fund to hold and temporary investments, which will be delivered to Large Cap Value Fund at the Closing Date. During the transition period, Value Choice Fund may not be pursuing its investment objective and strategies, and limitations on permissible investments and investment restrictions will not apply.  After the Closing Date of the Reorganization, ING IM, as the sub-adviser to Large Cap Value Fund, may also sell portfolio holdings that it acquired from Value Choice Fund, and Large Cap Value Fund may not be immediately fully invested in accordance with its stated investment strategies.  In addition, each Fund may engage in a variety of transition management techniques to facilitate the portfolio transition process, including without limitation, the purchase and sale of baskets of securities and exchange-traded funds, and enter into and close futures contracts or other derivative transactions.  Such sales and purchases by the Funds during the transition period may be made at a disadvantageous time and would result in increased transaction costs that are borne by shareholders.

What is the Board’s recommendation?

Based upon its review, the Board has determined that the Reorganization is in the best interests of Value Choice Fund and its shareholders.  Accordingly, after consideration of such factors and information it considered relevant, the Board, including the Independent Trustees, approved the Reorganization Agreement and voted to recommend to shareholders that they approve the Reorganization Agreement.  The Board is therefore recommending that Value Choice Fund’s shareholders vote “FOR” the Reorganization Agreement.

What factors did the Board consider?

The Board considered the Reorganization as part of its overall consideration of what would be in the best interests of Value Choice Fund and Large Cap Value Fund and their shareholders in light of the recent departure of the CIO of Tradewinds and outflows from the Value Choice Fund since his departure. The Board determined that both Funds would benefit from being combined into a larger fund under the day-to-day portfolio management of ING IM subject to ING IM’s value investment strategy.

The Board, in approving the Reorganization, considered a number of factors, including, but not limited to, the following: (1) an analysis of ING IM as a sub-adviser that could replace Tradewinds; (2) the gross and net expense ratios that current shareholders of Value Choice Fund are expected to experience as a result of the Reorganization; (3) the comparative fee structure of the Funds; (4) the investment performance of Large Cap Value Fund as compared to Value Choice Fund for the one-, three-, and five-year periods ended December 31, 2011, as well as for the period from January 1, 2012 through June 30, 2012; (5) the similarities and differences in investment styles between Value Choice Fund and Large Cap Value Fund; (6) the larger combined asset size of the two Funds; (7) the other potential benefits of the Reorganization to Value Choice Fund’s shareholders; (8) the direct or indirect costs to be incurred by each Fund and its shareholders relating to the Reorganization, including the cost of transitioning Value Choice Fund in connection with changing the principal investment strategies of the Fund and appointing ING IM as the interim sub-adviser to the Fund in anticipation of the Reorganization; (9) the expected tax consequences of the Reorganization to Value Choice Fund and its shareholders, including that the Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization; and (10) the Board’s determination that the Reorganization will not dilute the interests of the shareholders of either of the Funds.

What is the required vote?

Approval of the Reorganization Agreement requires the affirmative vote of the lesser of: (i) 67% or more of the voting securities present at the meeting, provided that more than 50% of the voting securities are present in person or represented by proxy at the Special Meeting; or (ii) a majority of the shares entitled to vote.

What happens if shareholders do not approve the Reorganization Agreement?

If shareholders of Value Choice Fund do not approve the Reorganization Agreement, ING Investments will consult with the Board regarding what action should be taken with respect to the Fund.

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PROPOSAL TWO — APPROVAL OF THE PROPOSED SUB-ADVISORY AGREEMENT

What is Proposal Two?

Value Choice Fund and ING Investments wish to retain the services of ING IM as the sub-adviser to Value Choice Fund on a “permanent” basis.  At a meeting held on September 6, 2012, the Board terminated Value Choice Fund’s prior sub-advisory agreement with Tradewinds, effective as of the close of business on November 13, 2012. As discussed above, in anticipation of the Reorganization described in Proposal One, the Board also approved changes to the principal investment strategies of Value Choice Fund to align them with those of ING IM.  After a transition period during which Value Choice Fund was managed by a transition manager, the Board appointed ING IM as the sub-adviser to Value Choice Fund pursuant to the Interim Agreement between ING Investments and ING IM, effective as of the close of business on November 30, 2012. The Interim Agreement expires on April 29, 2013.  On September 6, 2012, the Board also approved the Proposed Sub-Advisory Agreement subject to shareholder approval.  In the event the Reorganization is not approved, shareholders would be required to approve the Proposed Sub-Advisory Agreement if ING IM is to serve beyond the interim period, which would be necessary if shareholders of Value Choice Fund do not approve Proposal One.

If Proposal Two is approved by shareholders and Proposal One is not, the Proposed Sub-Advisory Agreement is expected to become effective on or about March 14, 2013 and would remain in full force and effect, unless otherwise terminated, through March 14, 2015 and could be continued from year-to-year thereafter in accordance with its terms as described below.  A copy of the Proposed Sub-Advisory Agreement between ING Investments and ING IM is included as Appendix C.

Who is Value Choice Fund’s investment adviser?

ING Investments, a Delaware limited liability company, serves as the investment adviser to Value Choice Fund.  For more information on ING Investments, please see “How does the Management of the Funds compare?” in Proposal One.  See Appendix D for a listing of the names, addresses, and the principal occupations of the directors and executive officers of ING Investments.

Who was the Sub-Adviser?

Tradewinds was founded in 2006 and is structured as a Delaware limited liability company. Tradewinds is a subsidiary of Nuveen Investments, Inc. The principal address of Tradewinds is 2049 Century Park East, 20th Floor, Los Angeles, CA 90067. As of June 30, 2012, Tradewinds managed approximately $12.4 billion, which excludes approximately $575 million in unified managed account assets.

Who is the proposed Sub-Adviser?

Founded in 1972, ING IM is a Connecticut corporation registered as an investment adviser.  For more information on ING IM, please see “How does the Management of the Funds compare?” in Proposal One.

See Appendix D for a listing of the names, addresses, and the principal occupations of the directors and executive officers of ING IM, including a Director and Officer of Value Choice Fund who is also an officer of ING IM. In addition to Large Cap Value Fund, ING IM acts as sub-adviser to 1 other investment company with investment objectives similar to that of Value Choice Fund— ING Large Cap Value Portfolio. For more information on the annual rate of compensation paid to ING IM for managing Large Cap Value Fund, please see Proposal One.  The following table shows the annual rate of compensation paid to ING IM for managing ING Large Cap Value Portfolio.

Annual Sub-Advisory Fee (as a percentage of average daily net assets)
ING Large Cap Value Portfolio	0.2925% on the first $500 million of the Portfolio’s average daily net assets; and 0.27% of the Portfolio’s average daily net assets in excess of $500 million thereafter.

Why was the former sub-adviser to Value Choice Fund terminated?

The Board approved the termination of the sub-advisory agreement with Tradewinds based on a number of factors, including: (1) the recent departure of the CIO of Tradewinds and outflows from the Fund since his departure; and (2) the historical investment performance of the Fund under the day-to-day management of Tradewinds.  In light of the Adviser’s proposal to reorganize Value Choice Fund with and into Large Cap Value Fund, the Adviser proposed, and the Board approved, the appointment of ING IM as the interim sub-adviser to Value Choice Fund to allow ING IM to begin managing Value Choice Fund in materially same manner as ING IM manages Value Equity Fund prior to the Reorganization.

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How will Proposal Two, if approved, affect the management of Value Choice Fund?

As discussed above, the day-to-day management of Value Choice Fund is currently provided by ING IM pursuant to the Interim Agreement.  If the Proposed Sub-Advisory Agreement is approved, ING IM would continue to serve as sub-adviser to Value Choice Fund and continue to provide the day-to-day management of Value Choice Fund beyond the term of the Interim Agreement. ING Investments would continue to be responsible for monitoring the investment program and performance of ING IM with respect to Value Choice Fund.

For more information on the investment professionals with ING IM that are primarily responsible for the day-to-day management of Value Choice Fund, please see “How does the Management of the Funds compare?” in Proposal One.

Were there changes to the Fund’s principal investment strategies?

Yes, changes were already made to Value Choice Fund’s principal investment strategies in connection with the termination of Tradewinds and the appointment of ING IM pursuant to the Interim Agreement.  As described in Proposal One, on September 6, 2012, the Board approved changes to the Fund’s principal investment strategies that became effective as of the close of business on November 13, 2012.

These changes are detailed in a supplement to Value Choice Fund’s current prospectus dated September 28, 2012, which was mailed to shareholders, in addition to the discussion regarding these changes contained in Proposal One.  No additional changes to Value Choice Fund’s principal investment strategies are anticipated in connection with Proposal Two.

What are the terms of the Advisory Agreement?

The Investment Advisory Agreement between Value Choice Fund and ING Investments (“Advisory Agreement”) requires ING Investments to oversee the provision of all investment advisory and portfolio management services for the Value Choice Fund.  The Advisory Agreement requires ING Investments to provide, subject to the supervision of the Board, investment advice and investment services to Value Choice Fund and to furnish advice and recommendations with respect to the investment of Value Choice Fund’s assets and the purchase or sale of its portfolio securities.  The Advisory Agreement also permits ING Investments to delegate certain management responsibilities, pursuant to a sub-advisory agreement, to other investment advisers.  ING Investments oversees the investment management services of Value Choice Fund’s sub-adviser.

From time to time, ING Investments may recommend the appointment of additional sub-advisers or replacement of non-affiliated sub-advisers to the Board.  It is not expected that ING Investments would normally recommend replacement of an affiliated sub-adviser as part of its oversight responsibilities.  Value Choice Fund and ING Investments have received exemptive relief from the SEC to permit ING Investments, with the approval of the Board, to appoint an additional non-affiliated sub-adviser or to replace an existing sub-adviser with a non-affiliated sub-adviser, as well as change the terms of a contract with a non-affiliated sub-adviser, without submitting the contract to a vote of Value Choice Fund’s shareholders.  Value Choice Fund will notify shareholders of any change in the identity of a sub-adviser of Value Choice Fund, the addition of a sub-adviser to Value Choice Fund, or any change in the terms of a contract with a non-affiliated sub-adviser.  In this event, the name of Value Choice Fund and its investment strategies may also change.

The Advisory Agreement provides that ING Investments is not subject to liability to Value Choice Fund for any act or omission in the course of, or connected with, rendering services under the Advisory Agreement, except by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under the Advisory Agreement.

After an initial two-year term, the Advisory Agreement continues in effect from year to year so long as such continuance is specifically approved at least annually by: (1) the Board; or (2) the vote of a “majority” (as defined in the 1940 Act) of Value Choice Fund’s outstanding shares voting as a single class; provided that, in either event, the continuance is also approved by at least a majority of those Trustees who are neither parties to the Advisory Agreement nor “interested persons” (as defined in the 1940 Act) of any such party nor have any interest in the Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval.

For the services it provides to Value Choice Fund under the Advisory Agreement, ING Investments currently receives an advisory fee, payable monthly, at the annual rate of Value Choice Fund’s average daily net assets shown in the table below.  The table below also indicates the annual fees (advisory fees) paid by Value Choice Fund to ING Investments for the fiscal year ended May 31, 2012.

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	Annual Advisory Fee (as a percentage of average daily net assets)	Advisory Fees Paid for Fiscal Year Ended May 31, 2012
Value Choice Fund	0.90%	$7,592,512

What are the terms of the Proposed Sub-Advisory Agreement?

A copy of the Proposed Sub-Advisory Agreement between ING Investments and ING IM is included as Appendix C.  The description of the Proposed Sub-Advisory Agreement that follows is qualified in its entirety by reference to Appendix C.

The Proposed Sub-Advisory Agreement is substantially similar to the Interim Agreement.  As compared to the prior sub-advisory agreement with Tradewinds, the key terms of the Proposed Sub-Advisory Agreement are substantially similar with the exception of the effective dates and (as discussed further below) provisions regarding valuation, employment or association with other persons, brokerage decisions and indemnification.  Under the Proposed Sub-Advisory Agreement, the fees payable to ING IM would be paid by ING Investments, and not by Value Choice Fund.  Pursuant to the Proposed Sub-Advisory Agreement, ING IM would act as Value Choice Fund’s sub-adviser.  In this capacity, ING IM would furnish Value Choice Fund with investment advisory services in connection with a continuous investment program and manage Value Choice Fund’s investments in accordance with its investment objective, investment policies, and restrictions, as set forth in Value Choice Fund’s prospectus and statement of additional information.  Subject to the supervision and control of ING Investments, which in turn is subject to the supervision and control of the Board, ING IM, in its discretion, would determine and select the securities to be purchased for and sold from Value Choice Fund and place orders with and gives instructions to brokers, dealers, and others to cause such transactions to be executed.

In the absence of willful misfeasance, bad faith, or gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the Proposed Sub-Advisory Agreement, ING IM would not be liable to ING Equity Trust, its shareholders or to ING Investments for any act or omission resulting in any loss suffered by ING Equity Trust, Value Choice Fund or Value Choice Fund’s shareholders in connection with any service provided under the Proposed Sub-Advisory Agreement.

The Proposed Sub-Advisory Agreement does not contain certain provisions that are contained in the prior sub-advisory agreement with Tradewinds.  Under the prior sub-advisory agreement, among other provisions, Tradewinds was not liable for incorrect or incomplete portfolio securities valuation determinations made by Value Choice Fund, Value Choice Fund’s custodian and/or its portfolio accounting agent, except where the valuation was based on information provided by Tradewinds that was materially incorrect or incomplete as a result of Tradewinds’ gross negligence.  In addition, Tradewinds was permitted to employ or associate with other persons to assist in carrying out Tradewinds’ obligations under the agreement, provided that such person(s) did not act as an “investment adviser” (as defined in the 1940 Act) unless, among other things, the contract with such persons had been approved as required by the 1940 Act.

With respect to indemnification provisions, under the prior sub-advisory agreement with Tradewinds, indemnification was prohibited where an indemnified party’s liability arose from, among other things, such party’s negligence in the performance of that party’s duties.  Under the Proposed Sub-Advisory Agreement, by contrast, indemnification is prohibited if the indemnified party was grossly negligent in the performance of that party’s duties.  The Adviser’s or Sub-Adviser’s negligence, willful misfeasance, bad faith or reckless disregard in the performance of its duties to the Fund, or by reason of the Adviser’s or Sub-Adviser’s breach of its obligations and duties under the agreement, could be a basis for indemnification under the prior sub-advisory agreement with Tradewinds (provided such indemnification is not prohibited under the applicable provision described above).  Under the Proposed Subadvisory Agreement, by contrast, the Adviser or Sub-Adviser need only have exercised bad faith or willful misfeasance in the performance of its duties or have recklessly disregarded its obligations and duties under the Agreement to provide a basis for indemnification (provided such indemnification is not prohibited under the applicable provision described above).

The sub-advisory fee payable under the Proposed Sub-Advisory Agreement would be pursuant to the following fee schedule (as a percentage of the Fund’s average daily net assets).  The sub-advisory fee paid by ING Investments for the fiscal year ended May 31, 2012 was paid to the former sub-adviser, Tradewinds.

	Annual Sub-Advisory Fee (as a percentage of average daily net assets)	Sub-Advisory Fees Paid for Fiscal Year Ended May 31, 2012
Value Choice Fund	0.50%	$4,218,056

If Proposal Two is approved by shareholders and Proposal One is not, the Proposed Sub-Advisory Agreement is expected to become effective on or around March 14, 2013 and will remain in full force and effect, unless otherwise terminated, through March 14, 2015.  Thereafter, unless earlier terminated, the Proposed Sub-Advisory Agreement shall continue in full force and effect for periods of one year, provided that such continuance is specifically approved at least annually by: (i) the vote of a majority of the Board; or (ii) the vote of a majority of the

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outstanding voting shares of Value Choice Fund, and provided that such continuance is also approved by the vote of a majority of the Independent Directors, cast in person at a meeting called for the purpose of voting on such approval.

The Proposed Sub-Advisory Agreement may be terminated by ING Investments at any time, upon sixty (60) days’ written notice to ING IM and Value Choice Fund; by Value Choice Fund at any time without payment of any penalty, upon the vote of a majority of Value Choice Fund’s Board; or a majority of the outstanding voting securities of Value Choice Fund, upon sixty (60) days’ written notice to ING Investments and ING IM.

Are any changes expected to Value Choice Fund’s fee structure due to the appointment of ING IM as sub-adviser?

Value Choice Fund’s fee structure is not expected to change with the appointment of ING IM as sub-adviser under the Proposed Sub-Advisory Agreement.

Who are the other service providers to Value Choice Fund?

IID is the principal underwriter and distributor for Value Choice Fund.  IID’s principal offices are located at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034. IID is an affiliate of ING Investments and an indirect, wholly-owned subsidiary of ING Groep. IID received $3,125,968 for its services to Value Choice Fund for the fiscal year ended May 31, 2012.

During the fiscal year ended May 31, 2012, Value Choice Fund did not pay any brokerage commissions to affiliated broker-dealers.

What is the required vote?

Shareholders of Value Choice Fund must approve the Proposed Sub-Advisory Agreement for it to become effective.  Approval of the Proposed Sub-Advisory Agreement by Value Choice Fund requires the affirmative vote of a “majority of the outstanding voting securities” of Value Choice Fund, which, for this purpose means the affirmative vote of the lesser of: (1) 67% or more of the voting securities of Value Choice Fund present at the Special Meeting if more than 50% of the outstanding voting securities of Value Choice Fund are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of Value Choice Fund.

What happens if shareholders do not approve Proposal Two?

If shareholders of Value Choice Fund do not approve the Proposed Sub-Advisory Agreement, Value Choice Fund will continue to be managed by ING IM under the Interim Agreement until no later than April 29, 2013, and the Board will determine what additional action(s) should be taken.  If shareholders of Value Choice Fund approve Proposal One, Value Choice Fund would reorganize with and into Large Cap Value Fund, regardless of whether shareholders of Value Choice Fund approve Proposal Two.

What was the process of selecting ING IM as the sub-adviser to Value Choice Fund?

ING Investments did not conduct a traditional sub-adviser search in connection with recommending the appointment of ING IM as interim and “permanent” sub-adviser to Value Choice Fund.  After exploring the options, ING Investments determined to recommend to the Board the reorganization of Value Choice Fund into another ING fund.  On September 6, 2012, ING Investments recommended, and the Board approved, the Reorganization with and into Large Cap Value Fund.  In anticipation of the merger, ING Investments recommended and the Board approved the termination of the Sub-Advisory Agreement between Tradewinds and ING Investments and approved the Interim Agreement between ING Investments and ING IM, the sub-adviser to Large Cap Value Fund.

What are the factors that were considered by the Board?

At a meeting of the Board held on September 6, 2012, the Board, including a majority of the Independent Trustees, determined to:  (1) approve the Reorganization of Value Choice Fund with and into Large Cap Value Fund, subject to shareholder approval of the Reorganization; (2) terminate Tradewinds as sub-adviser to Value Choice Fund effective November 13, 2012; (3) appoint ING IM as sub-adviser to Value Choice Fund effective as of the close of business on November 13, 2012; (4) approve the Interim Agreement, under which ING IM serves as the sub-adviser to Value Choice Fund and provides day-to-day management services to Value Choice Fund for a period of up to 150 days; and (5) approve the Proposed Sub-Advisory Agreement with ING IM, under which it would continue to serve as Sub-Adviser to the Fund upon expiration of the 150 day period of the Interim Agreement.  The Proposed Sub-Advisory Agreement is subject to shareholder approval and is expected to become effective in March 2013.  The Interim Agreement was put into place to bridge the period between the termination of Tradewinds and the date of a Special Meeting of Shareholders that was called for the purpose of determining whether to approve the Proposed Sub-Advisory Agreement.

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In determining whether to approve the Interim Agreement and the Proposed Sub-Advisory Agreement (together, the “Sub-Advisory Agreements”) with ING IM, the Board received and evaluated such information as it deemed necessary for an informed determination of whether the Sub-Advisory Agreements with ING IM should be approved for the Value Choice Fund.  The materials provided to the Board to inform its consideration of whether to approve the Sub-Advisory Agreements with ING IM included the following:  (1) ING IM’s presentation before the Joint Meeting of the Domestic Equity Funds Investment Review Committee and the International/Balanced/Fixed Income Funds Investment Review Committee at their September 5, 2012 meeting; (2) memoranda and related materials provided to the Board in advance of its September 6, 2012 meeting discussing: (a) Management’s rationale for proposing the Reorganization and appointing ING IM as the sub-adviser to Value Choice Fund including the turnover in the portfolio management team, changes in leadership at Tradewinds, including the recent departure of Tradewinds’ CIO and the significant outflows from the Fund that followed, and the Fund’s performance relative to its benchmark and peer funds, (b) the performance of ING IM in managing the Large Cap Value Fund, which Value Choice Fund was proposed to merge into, and (c) ING IM’s considerable firm-wide resources, investment philosophy, and overall investment process; (3) Fund Analysis and Comparison Tables for the Fund that provide information about the performance and projected net expense ratio of Value Choice Fund as compared with a representative group of mutual funds with similar investment programs to the investment program of the Fund as modified in connection with the appointment of ING IM; (4) ING IM’s responses to inquiries from K&L Gates LLP, counsel to the Independent Trustees; (5) supporting documentation, including copies of the form of the Sub-Advisory Agreements; and (6) other information relevant to the Board’s evaluation.

In reaching its decision to engage ING IM, the Board, including a majority of the Non-Interested Trustees, considered a number of factors, including, but not limited to, the following:  (1) the view of the Adviser with respect to the reputation of ING IM as a manager to other portfolios in the ING Funds complex; (2) the strength and reputation of ING IM in the industry; (3) the nature, extent, and quality of the services to be provided by ING IM under the Sub-Advisory Agreements; (4) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of ING IM and their fit among the stable of managers in the ING Fund Complex; (5) the compensation under the Sub-Advisory Agreements in light of the services to be provided by ING IM; (6) the costs for the services to be provided by ING IM, including that the management fee rate would not change upon the appointment of ING IM; (7) the sub-advisory fee rate payable by the Adviser to ING IM; (8) ING IM’s operations and compliance programs, including the policies and procedures intended to assure compliance with the Federal securities laws; (9) the appropriateness of the selection of ING IM in light of the Fund’s investment objective and investor base; and (10) ING IM’s Code of Ethics, which had previously been approved by the Board and related procedures for complying with that Code.

After its deliberation, the Board reached the following conclusions: (1) ING IM should be appointed to serve as sub-adviser to the Fund under the Proposed Sub-Advisory Agreement with the Adviser; (2) the sub-advisory fee rate payable by the Adviser to ING IM is reasonable in the context of all factors considered by the Board; and (3) ING IM maintains appropriate compliance programs, with this conclusion based upon, among other things, a representation from the Fund’s CCO that ING IM’s compliance policies and procedures are reasonably designed to assure compliance with the Federal securities laws.  Based on these conclusions and other factors, the Board voted to approve the Sub-Advisory Agreements for the Fund.  During their deliberations, different Board members may have given different weight to different individual factors and related conclusions.

What is the recommendation of the Board?

Based upon its review, the Board has determined that Proposal Two is in the best interests of Value Choice Fund and its shareholders. Accordingly, after consideration of such factors and information it considered relevant, the Board, including the majority of the Independent Trustees present at its September 6, 2012 meeting, approved the Proposal and voted to recommend to shareholders that they approve Proposal Two. The Board is therefore recommending that the Fund’s shareholders vote “FOR” Proposal Two to appoint ING IM as sub-adviser to Value Choice Fund and the implementation of the Proposed Sub-Advisory Agreement, as discussed in this Proxy Statement/Prospectus.

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ADDITIONAL INFORMATION ABOUT THE FUNDS

Form of Organization

Each Fund is organized as a separate series of ING Equity Trust, an open-end management investment company organized as a Massachusetts business trust. ING Equity Trust is governed by a Board of Trustees consisting of ten (10) members. For more information on the history of ING Equity Trust, see the Funds’ Statement of Additional Information (“SAI”) dated September 28, 2012.

Dividends and Other Distributions

The Funds generally distribute most or all of their net earnings in the form of dividends, consisting of ordinary income and capital gains distributions. Each Fund distributes capital gains, if any, annually. Each Fund also declares dividends and pays dividends consisting of ordinary income, if any, annually. To comply with federal tax regulations, the Funds may also pay an additional capital gains distribution.

Unless you instruct a Fund to pay you dividends in cash, dividends and distributions paid by a Fund will be reinvested in additional shares of the Fund. You may, upon written request or by completing the appropriate section of the Account Application, elect to have all dividends and other distributions paid on shares of a Fund invested in another ING Fund that offers the same class of shares.

Capitalization

The following table shows on an unaudited basis the capitalization of each of the Funds as of May 31, 2012 and on a pro forma basis as of May 31, 2012, giving effect to the reorganization.

	Value Choice Fund	Large Cap Value Fund	Adjustments		Large Cap Value Fund Pro Forma
Class A
Net Assets	$274,801,210	$32,434,594	$—		$307,235,804
Net Asset Value Per Share	$13.27	$9.88	—		$9.88
Shares Outstanding	20,716,012	3,284,074	7,097,876	(1)	31,097,962

Class B
Net Assets	$9,713,676	566,736	$—		$10,280,412
Net Asset Value Per Share	$13.15	9.83	—		$9.83
Shares Outstanding	738,770	57,632	249,396	(1)	1,045,798

Class C
Net Assets	$113,842,224	$12,095,443	$—		$10,280,412
Net Asset Value Per Share	$13.05	$9.85	—		$9.83
Shares Outstanding	8,721,063	1,227,539	2,836,523	(1)	1,045,798

Class I
Net Assets	$66,842,442	$177,157,498	$—		$243,999,940
Net Asset Value Per Share	$13.38	$10.38	—		$10.38
Shares Outstanding	4,995,441	17,061,621	1,444,101	(1)	23,501,163

Class O
Net Assets	$5,341,113	$ n/a	$—		$5,341,113
Net Asset Value Per Share	$13.17	$ n/a	—		$13.17
Shares Outstanding	405,432	n/a	—	(1)	405,432

Class W
Net Assets	$39,802,721	$6,344,988	$—		$46,147,709
Net Asset Value Per Share	$14.49	$10.36	—		$10.36
Shares Outstanding	2,746,507	612,598	1,095,454	(1)	4,454,559

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(1)           Reflects new shares issued, net of retired shares of Value Choice Fund.  (Calculation:  Net Assets ÷ Net Asset Value Per Share).

GENERAL INFORMATION ABOUT THE PROXY STATEMENT

Who is asking for my vote?

The Board is soliciting your vote for a special meeting of Value Choice Fund’s shareholders.

How is my proxy being solicited?

This Proxy Statement/Prospectus is being furnished by the Board in connection with the solicitation of proxies for the Special Meeting.  Solicitation of voting instructions is being made primarily by the mailing of the Notice and this Proxy Statement/Prospectus with its enclosures on or about January 25, 2013.  In addition to the solicitation of proxies by mail, employees of the Adviser and its affiliates, without additional compensation, may solicit proxies in person or by telephone, telegraph, facsimile, or oral communications.

Value Choice Fund has retained Computershare Fund Services (the “Solicitor”) to assist in the solicitation of proxies, at an estimated cost of $89,600, which will be borne by the Adviser (or an affiliate).  As the date of the Special Meeting approaches, certain shareholders may receive a telephone call from a representative of the Solicitor if their votes have not yet been received.  Authorization to permit the Solicitor to execute proxies may be obtained by telephonic instructions from shareholders of the Fund.  Proxies that are obtained telephonically will be recorded in accordance with certain procedures, as explained further below.  The Board believes that these procedures are reasonably designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined and recorded.

In situations where a telephonic proxy is solicited, the Solicitor’s representative is required to ask for each shareholder’s full name, address, social security or employer identification number, title (if the shareholder is authorized to act on behalf of an entity, such as a corporation), the number of shares owned, and to confirm that the shareholder has received the proxy materials in the mail.  The Solicitor’s representative will explain the process, read the proposals on the Proxy Ballot, and ask for the shareholder’s instructions on each applicable Proposal.  Although the Solicitor’s representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than reading any recommendation set forth in the Proxy Statement.  The Solicitor’s representative will record the shareholder’s instructions on the Proxy Ballot.  Within approximately 72 hours of soliciting telephonic voting instructions, the shareholder will be sent a letter or mailgram to confirm his or her vote and asking the shareholder to call the Solicitor immediately if his or her instructions are not correctly reflected in the confirmation.

Should you require additional information regarding the Special Meeting, you may contact the Solicitor toll-free at 1-866-704-4437.  In addition to solicitation by mail, certain officers and representatives of the Funds, officers and employees of the Adviser, or its affiliates and certain financial services firms and their representatives, who will receive no extra compensation for their services, may solicit votes by telephone, telegram, facsimile, or other communication.

What happens to my proxy once I submit it?

The Board has named Huey P. Falgout, Jr., Secretary, Theresa K. Kelety, Assistant Secretary, and Todd Modic, Assistant Secretary, or one or more substitutes designated by them, as proxies who are authorized to vote Fund shares as directed by shareholders.  Please complete and execute your Proxy Ballot.  If you followed the instructions when you voted, your proxies will vote your shares as you have directed.  If you submitted your Proxy Ballot but did not vote on a Proposal, your proxies will vote on the Proposal as recommended by the Board, except as described under “What are the voting rights and the quorum requirements?”

Can I revoke my proxy after I submit it?

A shareholder may revoke the accompanying proxy at any time prior to its use by filing with ING Equity Trust a written revocation or a duly executed proxy bearing a later date.  In addition, any shareholder who attends the Special Meeting in person may vote by ballot at the Special Meeting, thereby canceling any proxy previously given.  The persons named in the accompanying proxy will vote as directed by the shareholder under the proxy.  In the absence of voting directions under any proxy that is signed and returned, they intend to vote “FOR” the Reorganization and may vote in their discretion with respect to other matters not now known to the Board that may be presented at the Special Meeting.

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What are the voting rights and quorum requirements

Each shareholder of Value Choice Fund is entitled to one vote for each share held as to any matter on which such shareholder is entitled to vote and for each fractional share that is owned, the shareholder shall be entitled to a proportionate fractional vote.  The holders of a majority of outstanding shares present in person or by proxy shall constitute a quorum at any meeting of the shareholders.   Shares have no preemptive or subscription rights.

Only shareholders of Value Choice Fund at the close of business on the Record Date will be entitled to be present and give voting instructions for Value Choice Fund at the Special Meeting with respect to their shares owned as of that Record Date.  To be counted, the properly executed Proxy Card must be received no later than 5:00 P.M. Local time on March 13, 2013.  As of the Record Date, the following shares of beneficial interest of Value Choice Fund were outstanding and entitled to vote:

Class	Shares Outstanding
A	[ ]
B	[ ]
C	[ ]
I	[ ]
O	[ ]
W	[ ]
Total	[ ]

If there are insufficient votes to approve any Proposal or for any other reason permitted under the organizational documents of ING Equity Trust and applicable law, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit additional time for the solicitation of proxies, in accordance with applicable law.  Solicitation of votes may continue to be made without any obligation to provide any additional notice of the adjournment.  The persons named as proxies will vote in favor of such adjournment(s) in their discretion.

If a shareholder abstains from voting as to any matter, or if a broker returns a “non-vote” proxy, indicating a lack of authority to vote on a matter, then the shares represented by such abstention or non-vote will be treated as shares that are present at the Special Meeting for purposes of determining the existence of a quorum. However, abstentions and broker non-votes will be disregarded in determining the “votes cast” on an issue. For this reason, with respect to matters requiring the affirmative vote of a majority of the total shares outstanding, or present at the Special Meeting, an abstention or broker non-vote will have the effect of a vote against such matters.

To the knowledge of ING Investments, as of the Record Date no current Trustee owns 1% or more of the outstanding shares of the Value Choice Fund, and the officers and Trustees own, as a group, less than 1% of the shares of each Fund.

Appendix E hereto lists the persons that, as of the Record Date owned beneficially or of record 5% or more of the outstanding shares of any class of Value Choice Fund or Large Cap Value Fund.

Can shareholders submit proposals for consideration in a Proxy Statement?

Value Choice Fund is not required to hold annual meetings and currently does not intend to hold such meetings unless shareholder action is required in accordance with the 1940 Act.  A shareholder proposal to be considered for inclusion in a proxy statement at any subsequent meeting of shareholders must be submitted in a reasonable time before a proxy statement for that meeting is printed and mailed.  Whether a proposal is submitted in a proxy statement will be determined in accordance with applicable federal and state laws.

What if a proposal that is not in the Proxy Statement/Prospectus comes up at the Special Meeting?

If any other matter is properly presented, your proxies will vote in their discretion in accordance with their best judgment, including on any proposal to adjourn the meeting.  At the time this Proxy Statement/Prospectus was printed, the Board knew of no matter that needed to be acted upon at the Special Meeting other than the proposals discussed in this Proxy Statement/Prospectus.

What is “householding”?

Only one copy of this Proxy Statement/Prospectus may be mailed to each household, even if more than one person in the household is a Fund shareholder of record, unless the Fund has received contrary instructions from one or more of the household’s shareholders.  If a shareholder needs an additional copy of this Proxy Statement, please contact Shareholder Services at 1-800-992-0180.  If in the future, any shareholder does not wish to combine or wishes to recombine the mailing of a proxy statement with household members, please inform the Fund in writing at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona, 85258-2034 or via telephone at 1-800-992-0180.

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How can shareholders access other Fund documents?

The following documents are incorporated by reference: (i) the SAI dated January 25, 2013, relating to this Proxy Statement/Prospectus; (ii) the Prospectus and SAI for Value Choice Fund dated September 28, 2012, as supplemented (File No: 811-08817); and (iii) the Prospectus and SAI for Large Cap Value Fund dated September 28, 2012, as supplemented (File No: 811-08817).  For a copy of the current prospectus, SAI, annual report, and semi-annual report for each Fund without charge, or for a copy of the SAI relating to this Proxy Statement/Prospectus, contact the Funds at ING Funds, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034 or call (800) 992-0180.

Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and the rules, regulations, and exemptive orders thereunder, and files reports, proxy materials, and other information with the SEC.  You can copy and review information about each Fund at the SEC’s Public Reference Room in Washington, D.C.  You may obtain more information on the Public Reference Room by calling the SEC at 1-202-551-8090.  Such materials are also available in the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.  You may obtain copies of this information, after paying a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the SEC’s Public Reference Branch, Office of Consumer Affairs and Information, U.S. Securities and Exchange Commission, 100 F. Street N.E., Washington, D.C. 20549.

Who pays for this Proxy Solicitation/Prospectus?

The Adviser (or an affiliate) will pay the expenses in connection with the Notice and this Proxy Statement/Prospectus and the Special Meeting of Shareholders.  These expenses include the printing, mailing, solicitation and vote tabulation expenses, legal fees, and out-of-pocket expenses.

In order that the presence of a quorum at the special meeting may be assured, prompt execution and return of the enclosed Proxy Ballot is requested.  A self-addressed postage paid envelope is enclosed for your convenience.  You also may vote via telephone or via the Internet.  Please follow the voting instructions as outlined on your Proxy Ballot.

Huey P. Falgout, Jr.
Secretary

January 25, 2013

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258-2034

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APPENDIX A:  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this 14TH day of March, 2013, by ING Equity Trust (“IET”), a Massachusetts business trust with its principal place of business at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034, on behalf of ING Large Cap Value Fund (on or about November 30, 2012) (the “Acquiring Fund”) and ING Value Choice Fund (the “Acquired Fund”), each a separate series of IET.

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”).  The reorganization (the “Reorganization”) will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for Class A, Class B, Class C, Class I and Class W voting shares of beneficial interest of the Acquiring Fund (the “Acquiring Fund Shares”), the assumption by the Acquiring Fund of the liabilities of the Acquired Fund described in paragraph 1.3, and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, the Acquired Fund and the Acquiring Fund are series of open-end, registered investment companies of the management type and the Acquired Fund owns securities which generally are assets of the character in which the Acquiring Fund is permitted to invest; and

WHEREAS, the Board of Trustees of IET has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of the liabilities of the Acquired Fund, as described in paragraph 1.3 herein, by the Acquiring Fund are in the best interests of the Acquiring Fund and its shareholders and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction; and

WHEREAS, the Board of Trustees of IET has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of the liabilities of the Acquired Fund by the Acquiring Fund, as described in paragraph 1.3 herein, is in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.             TRANSFER OF ASSETS OF THE ACQUIRED FUND TO THE ACQUIRING FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES, THE ASSUMPTION OF ALL ACQUIRED FUND LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED FUND

1.1. Subject to the requisite approval of the Acquired Fund shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of the Acquired Fund’s assets, as set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor: (i) to deliver to the Acquired Fund the number of full and fractional Class A, Class B, Class C, Class I and Class W Acquiring Fund Shares determined by dividing the value of the Acquired Fund’s net assets with respect to each class, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share of the same class, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume the liabilities of the Acquired Fund, as set forth in paragraph 1.3.  Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing”).

1.2.         The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the closing date provided for in paragraph 3.1 (the “Closing Date”) (collectively, “Assets”).

1.3.         The Acquired Fund will endeavor to discharge all of its liabilities and obligations prior to the Closing Date.  The Acquiring Fund shall assume all of the liabilities of the Acquired Fund, whether accrued or contingent, known or unknown, existing at the Valuation Date, as defined in paragraph 2.1. On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

1.4.         Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Fund will: (i) distribute to the Acquired Fund’s shareholders of record with respect to its Class A, Class B, Class C, Class I and Class W shares, determined as of immediately after the close of business on the Closing Date, on a pro rata basis within each class, the Acquiring Fund Shares of the same class received by the Acquired Fund pursuant to paragraph 1.1; and (ii) completely liquidate.  Such distribution and liquidation will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the shareholders of record of the Acquired Fund’s shares, determined as of immediately after the close of business on the Closing Date (the “Acquired Fund Shareholders”).  The aggregate net asset value of Class A, Class B, Class C, Class I and Class W Acquiring Fund Shares to be so credited to shareholders of Class A, Class B, Class C, Class I and Class W shares of the Acquired Fund shall, with respect to each class, be equal to the aggregate net asset value of the Acquired Fund shares of that same class owned by such shareholders on the Closing Date.  All issued and outstanding Class A, Class B, Class C, Class I and Class W Acquired Fund shares will simultaneously be canceled on the books of the Acquired Fund, although share certificates representing interests in Class A, Class B, Class C, Class I and Class W shares of the Acquired Fund will represent a number of   the same class of Acquiring Fund Shares after the Closing Date, as determined in accordance with Section 2.3.  The Acquiring Fund shall not issue certificates representing the Class A, Class B, Class C, Class I and Class W Acquiring Fund Shares in connection with such exchange.

1.5.         Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent, as defined in paragraph 3.3.

1.6.         Any reporting responsibility of the Acquired Fund including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

2.             VALUATION

2.1.         The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures in the then-current prospectus and statement of additional information with respect to the Acquiring Fund, and valuation procedures established by the Board of Trustees of IET.

2.2.         The net asset value of a Class A, Class B, Class C, Class I and Class W Acquiring Fund Share shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the Acquiring Fund’s then-current prospectus and statement of additional and valuation procedures established by the Board of Trustees of IET.

2.3.         The number of the Class A, Class B, Class C, Class I and Class W Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund’s assets shall be determined with respect to each such class by dividing the value of the net assets with respect to the Class A, Class B, Class C, Class I and Class W shares of the Acquired Fund, as the case may be, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Fund Share of the same Class determined in accordance with paragraph 2.2.

2.4.         All computations of value shall be made by the Acquired Fund’s designated record keeping agent and shall be subject to review by Acquiring Fund’s record keeping agent and by each Fund’s respective independent registered public accounting firm.

3.             CLOSING AND CLOSING DATE

3.1.         The Closing Date shall be March 14, 2013 or such other date as the parties may agree.  All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties.  The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time.  The Closing shall be held at the offices of the Acquiring Fund or at such other time and/or place as the parties may agree.

3.2.         The Acquired Fund shall direct the Bank of New York Mellon, as custodian for the Acquired Fund (the “Custodian”), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to the Acquiring Fund within two business days prior to or on the Closing Date; and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.  The Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be presented for examination by the Custodian to the custodian for the Acquiring Fund no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof.  The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”)) in which the Acquired Fund’s Assets are deposited, the Acquired Fund’s portfolio securities and instruments deposited with such depositories.  The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

3.3.         The Acquired Fund shall direct BNY Mellon Investment Servicing (U.S.) Inc. (the “Transfer Agent”), on behalf of the Acquired Fund, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding Class A, Class B, Class C, Class I and Class W shares owned by each such shareholder immediately prior to the Closing.  The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Acquiring Fund, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund.  At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.4.         In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of IET, accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.             REPRESENTATIONS AND WARRANTIES

4.1.         Except as has been disclosed to the Acquiring Fund in a written instrument executed by an officer of IET, IET, on behalf of the Acquired Fund, represents and warrants to the Acquiring Fund as follows:

(a)           The Acquired Fund is duly organized as a series of IET, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware, with power under IET’s Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

(b)           IET is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquired Fund under the Securities Act of 1933, as amended (“1933 Act”), are in full force and effect;

(c)           No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act and such as may be required by state securities laws;

(d)           The current prospectus and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)           On the Closing Date, the Acquired Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund;

(f)            The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of IET’s Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which IET, on behalf of the Acquired Fund, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which IET, on behalf of the Acquired Fund, is a party or by which it is bound;

(g)           All material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts including options, futures and forward contracts) will terminate without liability to the Acquired Fund prior to the Closing Date;

(h)           Except as otherwise disclosed in writing to and accepted by IET, on behalf of the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business.  IET, on behalf of the Acquired Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i)            The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund at May 31, 2012 have been audited by KPMG LLP, an independent registered public accounting firm, and are in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(j)            Since May 31, 2012, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund  (for the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund’s portfolio, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund shares by shareholders of the Acquired Fund shall not constitute a material adverse change);

(k)           On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(l)            For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met (or will meet) the requirements of Sub-chapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date, and has met the diversification and other requirements of Section 817(h) of the Code and Treasury Regulations Section 1.815-5 therunder;

(m)          All issued and outstanding shares of the Acquired Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws.  All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3.  The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any of the Acquired Fund shares;

(n)           The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of IET, on behalf of the Acquired Fund, and, subject to the approval of the shareholders of the Acquired Fund, this Agreement will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(o)           The information to be furnished by the Acquired Fund for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

(p)           The proxy statement of the Acquired Fund (the “Proxy Statement”) to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Acquired Fund, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

4.2.         Except as has been disclosed to the Acquired Fund in a written instrument executed by an officer of IET, IET, on behalf of the Acquiring Fund, represents and warrants to the Acquired Fund as follows:

(a)           The Acquiring Fund is duly organized as a series of IET, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware, with power under IET’s Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

(b)           IET is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquiring Fund under the 1933 Act, are in full force and effect;

(c)           No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

(d)           The current prospectus and statement of additional information of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)           On the Closing Date, the Acquiring Fund will have good and marketable title to the Acquiring Fund’s assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquired Fund has received notice and necessary documentation at or prior to the Closing;

(f)            The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of IET’s Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which IET, on behalf of the Acquiring Fund, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which IET, on behalf of the Acquiring Fund, is a party or by which it is bound;

(g)           Except as otherwise disclosed in writing to and accepted by IET, on behalf of the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against IET, on behalf of the Acquiring Fund, or any of the Acquiring Fund’s properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of the Acquiring Fund’s business.  IET, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(h)           The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Acquiring Fund at May 31, 2012 have been audited by KPMG LLP, an independent registered public accounting firm, and are in accordance with U.S. GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(i)            Since May 31, 2012, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund  (For purposes of this subparagraph (i), a decline in net asset value per share of the Acquiring Fund due to declines in market values of securities in the Acquiring Fund’s portfolio, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund Shares by shareholders of the Acquiring Fund, shall not constitute a material adverse change);

(j)            On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

(k)           For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Fund has met (or will meet) the requirements of Sub-chapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) and has computed (or will compute) its federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date, and has met the diversification and other requirements of Section 817(h) of the Code and Treasury Regulations Section 1.815-5 thereunder;

(l)            All issued and outstanding shares of the Acquiring Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by IET and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws.  The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

(m)          The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of IET, on behalf of the Acquiring Fund, and this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(n)           The Class A, Class B, Class C, Class I and Class W Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable;

(o)           The information to be furnished by IET for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

(p)           That insofar as it relates to the Acquiring Fund, the Registration Statement relating to the Acquiring Fund Shares issuable hereunder, and the proxy materials with respect to the Acquired Fund to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Fund contemplated therein (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

5.             COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

5.1.         The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2.         The Acquired Fund will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3.         The Acquired Fund covenants that the Class A, Class B, Class C, Class I and Class W Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.4.         The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund’s shares.

5.5.         Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.6.         The Acquired Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus (the “Prospectus”), which will include the Proxy Statement referred to in paragraph 4.1(p), all to be included in a Registration Statement on Form N-14 of the Acquiring Fund (the “Registration Statement”), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Acquired Fund to consider approval of this Agreement and the transactions contemplated herein.

5.7.         As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to its shareholders consisting of the Class A, Class B, Class C, Class I and Class W Acquiring Fund Shares received at the Closing.

5.8.         The Acquiring Fund and the Acquired Fund shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.9.         IET, on behalf of the Acquired Fund, covenants that IET will, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as IET, on behalf of the Acquiring Fund, may reasonably deem necessary or desirable in order to vest in and confirm (a) IET’s, on behalf of the Acquired Fund’s, title to and possession of the Acquiring Fund Shares to be delivered hereunder, and (b) IET’s, on behalf of the Acquiring Fund’s, title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

5.10.       The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6.             CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

The obligations of IET, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at IET’s election, to the performance by IET, on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1.         All representations and warranties of IET, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

6.2.         IET, on behalf of the Acquiring Fund, shall have delivered to the Acquired Fund a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of IET, on behalf of the Acquiring Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Acquired Fund shall reasonably request;

6.3.         IET, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by IET, on behalf of the Acquiring Fund, on or before the Closing Date; and

6.4.         The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares of each Class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.             CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of IET, on behalf of the Acquiring Fund, to complete the transactions provided for herein shall be subject, at IET’s election, to the performance by IET, on behalf of the Acquired Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1.         All representations and warranties of IET, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

7.2.         IET shall have delivered to the Acquiring Fund a statement of the Acquired Fund’s assets and liabilities, as of the Closing Date, certified by the Treasurer of  IET;

7.3.         IET, on behalf of the Acquired Fund, shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of IET, on behalf of the Acquired Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Fund shall reasonably request;

7.4.         IET, on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by IET, on behalf of the Acquired Fund, on or before the Closing Date;

7.5.         The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares of each class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1; and

7.6.         The Acquired Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

8.             FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to IET, on behalf of the Acquired Fund, or IET, on behalf of the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1.         The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of IET’s Declaration of Trust, By-Laws, applicable Delaware law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund.  Notwithstanding anything herein to the contrary, IET may not, either on behalf of the Acquiring Fund or on behalf of the Acquired Fund, waive the conditions set forth in this paragraph 8.1;

8.2.         On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.3.         All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by IET to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

8.4.         The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

8.5.         The parties shall have received the opinion of Dechert LLP addressed to IET substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall constitute a tax-free reorganization for Federal income tax purposes.  The delivery of such opinion is conditioned upon receipt by Dechert LLP of representations it shall request of IET.  Notwithstanding anything herein to the contrary, neither Acquiring Fund nor the Acquired Fund may waive the condition set forth in this paragraph 8.5.

9.             BROKERAGE FEES AND EXPENSES

9.1.         IET, on behalf of each of the Acquired Fund, and the Acquiring Fund, represents and warrants that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2          The expenses relating to the proposed Reorganization will be borne equally by (i) the investment adviser to the Acquiring Fund (or an affiliate of the investment adviser) and (ii) the Acquired Fund. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Acquiring Fund’s prospectus and the Acquired Fund’s proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders’ meetings.  Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

10.          ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1.       The parties agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

10.2.       The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.  The covenants to be performed after the Closing shall survive the Closing.

11.          TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties; or (ii) by either party if the Closing shall not have occurred on or before March 14, 2013, unless such date is extended by mutual agreement of the parties; or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith.  In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

12.          AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of IET; provided, however, that following the meeting of the shareholders of the Acquired Fund called by IET pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Class A, Class B, Class C, Class I and Class W Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

13.          NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to:

ING Mutual Funds

7337 East Doubletree Ranch Road

Suite 100

Scottsdale, Arizona 85258-2034

Attn: Huey P. Falgout, Jr.

With a copy to:

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Attn: Jeffrey S. Puretz.

14.          HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

14.1.       The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2.       This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

14.3.       This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

14.4.       This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party.  Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.5.       It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective Trustees, shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of the Acquired Fund or the Acquiring Fund, as the case may be, as provided in the Declaration of Trust of IET.  The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President.

ING Equity Trust, on behalf of its
ING Value Choice Fund series

By:
Name:	Todd Modic
Title:	Senior Vice President

ING Equity Trust, on behalf of its
ING Large Cap Value Fund series

By:
Name:	Kimberly A. Anderson
Title:	Senior Vice President

APPENDIX B:  ADDITIONAL INFORMATION REGARDING LARGE CAP VALUE FUND

Class of Shares

Choosing A Share Class

When choosing between classes, you should carefully consider: (1) how long you plan to hold shares of the ING Large Cap Value Fund (the “Fund”); (2) the amount of your investment; (3) the expenses you’ll pay for each class, including ongoing annual expenses along with the initial sales charge or the contingent deferred sales charges (“CDSC”); and (4) whether you qualify for any sales charge discounts. Please review the disclosure about all of the available share classes carefully. Before investing, you should discuss with your financial intermediary which share class may be right for you.

The tables below summarize the features of the classes of shares available through this Prospectus. Class B shares are closed to new investors and additional investments from existing shareholders, except in connection with the reinvestment of any distributions and permitted exchanges.  Specific Fund charges may vary so you should review the Fund’s fee table as well as the section entitled “Sales Charges” in this Porxy/Prospectus.

Summary of Primary Differences Among Share Classes:

Class A

Initial Sales Charge	Up to 5.75% (reduced for purchases of $50,000 or more and eliminated for purchases of $1 million or more)
Contingent Deferred Sales Charge	None (except that with respect to purchases of $1 million or more for which the initial sales charge was waived, a charge of 1.00% applies to redemptions made within 18 months)(1)
Distribution and/or Shareholder Services (12b-1) Fees	0.25% annually
Purchase Maximum	None
Minimum Initial Purchase/Minimum Account Size	$1,000 ($250 for IRAs)/$1,000 ($250 for IRAs)
Minimum Subsequent Purchases	None
Minimum Initial Account Balance for Systematic Exchange Privilege	$5,000
Conversion	None

Class B

Initial Sales Charge	None
Contingent Deferred Sales Charge	5.00% declining to 0% after six years from the date of purchase
Distribution and/or Shareholder Services (12b-1) Fees	1.00% annually
Purchase Maximum	May not be purchased or acquired except by the reinvestment of dividends and permitted exchanges
Minimum Account Size	$1,000 ($250 for IRAs)
Minimum Subsequent Purchases	None
Minimum Initial Account Balance for Systematic Exchange Privilege	$5,000
Conversion	Automatic conversion to Class A shares after eight years, so annual expenses decrease.

Class C

Initial Sales Charge	None
Contingent Deferred Sales Charge	1.00% if the shares are sold within one year from the date of purchase

Distribution and/or Shareholder Services (12b-1) Fees	1.00% annually
Purchase Maximum	$1,000,000
Minimum Initial Purchase/Minimum Account Size	$1,000 ($250 for IRAs)/$1,000 ($250 for IRAs)
Minimum Subsequent Purchases	None
Minimum Initial Account Balance for Systematic Exchange Privilege	$5,000
Conversion	None

Class I

Initial Sales Charge	None
Contingent Deferred Sales Charge	None
Distribution and/or Shareholder Services (12b-1) Fees	None
Purchase Maximum	None
Minimum Initial Purchase(2)/Minimum Account Size	$250,000/$250,000
Minimum Subsequent Purchases	None
Minimum Initial Account Balance for Systematic Exchange Privilege	None
Conversion	None

Class O

Initial Sales Charge	None
Contingent Deferred Sales Charge	None
Distribution and/or Shareholder Services (12b-1) Fees	0.25% annually
Purchase Maximum	$1,000,000
Minimum Initial Purchase/Minimum Account Size	$1,000 ($250 for IRAs)/$1,000 ($250 for IRAs)
Minimum Subsequent Purchases	None
Minimum Initial Account Balance for Systematic Exchange Privilege	None
Conversion	None

Class W

Initial Sales Charge	None
Contingent Deferred Sales Charge	None
Distribution and/or Shareholder Services (12b-1) Fees	None
Purchase Maximum	None
Minimum Initial Purchase(2)/Minimum Account Size	$1,000/$1,000
Minimum Subsequent Purchases	None
Minimum Initial Account Balance for Systematic Exchange Privilege	None
Conversion	None

(1)

There is no front-end sales charge if you purchase Class A shares in an amount of $1 million or more. However, shares purchased will be subject to a 1.00% CDSC if they are redeemed within 18 months of purchase.

(2)	Minimum investment amounts may not be waived for individual accounts that are managed by an investment adviser representative, as defined in Rule 203A-3(a) under the Investment Advisers Act of 1940.

Please refer to the minimum investments table on page B-10 for additional information.

The relative impact of the initial sales charge, if applicable, and ongoing annual expenses will depend on the length of time a share is held. Higher distribution fees mean a higher expense ratio, so Class C shares pay correspondingly lower dividends and may have a lower net asset value (“NAV”) than Class A and Class O shares.

Because the Fund may not be able to identify an individual investor’s trading activities when investing through omnibus account arrangements, you and/or your financial intermediary are responsible for ensuring that your investment in Class C shares does not exceed $1,000,000. The Fund cannot ensure that they will identify purchase orders that would cause your investment in Class C shares to exceed the maximum allowed amount. When investing through such arrangements, you and/or your financial intermediary should be diligent in determining that you have selected the appropriate share class for you.

You and/or your financial intermediary should also take care to assure that you are receiving any sales charge reductions or other benefits to which you may be entitled. As an example, as is discussed below, you may be able to reduce a Class A sales charge payable by aggregating purchases to achieve breakpoint discounts. The Fund uses the net amount invested when determining whether a shareholder has reached the required investment amount in order to be eligible for a breakpoint discount. In order to ensure that you are receiving any applicable sales charge reduction, it may be necessary for you to inform the Fund or your financial intermediary of the existence of other accounts that may be eligible to be aggregated. The SAI dated September 28, 2012 discusses specific classes of investors who may be eligible for a reduced sales charge. Before investing you should discuss which share class may be right for you with your financial intermediary.

Distribution and Service (12b-1) Fees

The Fund pays fees to the Distributor on an ongoing basis as compensation for the services the Distributor provides and the expenses it bears in connection with the sale and distribution of Fund shares (“distribution fees”) and/or in connection with personal services rendered to Fund shareholders and the maintenance of shareholder accounts (“service fees”). These payments are made pursuant to distribution and/or shareholder servicing plans adopted by the Fund pursuant to Rule 12b-1 of the 1940 Act (“12b-1 Plan”). Because these fees are paid on an ongoing basis, over time these fees will increase the cost of your investment and cost you more than paying other types of sales charges.

The Fund has adopted a 12b-1 Plan for Class A, Class B, Class C, and Class O shares. The following table lists the maximum annual rates at which the distribution and/or servicing fees may be paid under each 12b-1 Plan (calculated as a percentage of the Fund’s average daily net assets attributable to the particular class of shares):

Fund	Class A	Class B	Class C	Class O
ING Large Cap Value Fund	0.25%	1.00%	1.00%	0.25%

Sales Charges

The Fund makes available in a clear and prominent format, free of charge, on its website, (www.INGInvestment.com), information regarding applicable sales loads, reduced sales charges (i.e., breakpoint discounts), sales load waivers, eligibility minimums, and purchases of the Fund’s shares. The website includes hyperlinks that facilitate access to the information.

Class A Shares

This section includes important information about sales charges and sales charge reduction programs available to investors in the Fund’s Class A shares and describes the information or records you may need to provide to the Distributor or your financial intermediary in order to be eligible for sales charge reduction programs.

Unless you are eligible for a waiver, the public offering price you pay when you buy Class A shares of the Fund is the NAV of the shares at the time of purchase, plus an initial sales charge. The initial sales charge varies depending on the size of your purchase, as set forth in the following tables. No sales charge is imposed when Class A shares are issued to you pursuant to the automatic reinvestment of income dividends or capital gains distributions. For investors investing in Class A shares of the Fund through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor obtains the proper breakpoint discount, if any.

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

Class A shares of the Fund are sold subject to the following sales charge:

Your Investment	As a % of the offering price	As a % of net asset value
Less than $50,000	5.75	6.10
$50,000 - $99,999	4.50	4.71
$100,000 - $249,999	3.50	3.63
$250,000 - $499,999	2.50	2.56
$500,000 - $999,999	2.00	2.04
$1,000,000 and over(1)	N/A	N/A

(1)         See “Contingent Deferred Sales Charges— Class A Shares” below.

Shareholders that purchased funds that were a part of the Lexington family of funds or the Aetna family of funds prior to February 2, 1998 at the time of purchase, are not subject to sales charges for the life of their account on purchases made directly with the Funds.

Contingent Deferred Sales Charges— Class A Shares

Investments of $1 Million or More.  There is no front-end sales charge if you purchase Class A shares in an amount of $1 million or more. However, the shares will be subject to a 1.00% CDSC if they are redeemed within 18 months from the date of purchase.

CDSC — Class B and Class C Shares

Unless you are eligible for a waiver, if you sell your Class B or Class C shares within the time periods specified below, you will pay a CDSC according to the following schedules.  It is the responsibility of your financial intermediary to ensure that you are credited with the proper holding period for the shares redeemed.

Class B and Class C shares are offered at their NAV per share without any initial sales charge.  However, you may be charged a CDSC on shares that you sell within a certain period of time after you bought them.  The amount of the CDSC is based on the lesser of the NAV of the shares at the time of purchase or redemption.  The CDSCs are as follows:

Class B CDSC

Years after Purchase	CDSC on shares being sold
1st year	5.00%
2nd year	4.00%
3rd year	3.00%
4th year	3.00%
5th year	2.00%
6th year	1.00%
After 6th year	None

Class C CDSC

Years after Purchase	CDSC on shares being sold
1st year	1.00%
After 1st year	None

To keep your CDSC as low as possible, each time you place a request to redeem shares, the Fund will first redeem shares in your account that are not subject to a CDSC and then will sell shares that have the lowest CDSC.

There is no CDSC on shares acquired through the reinvestment of dividends and capital gains distributions.

CDSC on Exchange into ING Senior Income Fund

You are not required to pay an applicable CDSC upon an exchange from the Fund described in this Proxy Statement/Prospectus into ING Senior Income Fund.  However, if you exchange into ING Senior Income Fund and subsequently offer your common shares for repurchase by ING Senior Income Fund, the Fund’s CDSC will apply.  After an exchange into ING Senior Income Fund, the time period for application of the CDSC will be calculated based on the first date you acquired your shares in the Fund.

Reduced or Waived Front-End Sales Charges

Investors in the Fund could reduce or eliminate sales charges applicable to the purchase of Class A shares through utilization of the Letter of Intent, Rights of Accumulation, or Combination Privilege.  These programs are summarized below and are described in greater detail in the SAI dated September 28, 2012.

You may reduce the initial sales charge on a purchase of Class A shares of the Fund by combining multiple purchases to take advantage of the breakpoints in the sales charge schedules.  You may do this by:

•                  Letter of Intent — lets you purchase shares over a 13-month period and pay the same sales charge as if the shares had all been purchased at once;

•                  Rights of Accumulation — lets you add the value of shares of any open-end ING Fund (excluding ING Money Market Fund) you already own to the amount of your next purchase for purposes of calculating the sales charge; or

•                  Combination Privilege — shares held by investors in the ING Funds which impose a CDSC may be combined with Class A shares for a reduced sales charge.

In addition, certain investors may be eligible for special purchases of Class A shares at NAV.  This may be done by:

•                  Reinstatement Privilege — If you sell Class A shares of the Fund (or shares of other ING Funds managed by the Adviser) and reinvest any of the proceeds in Class A shares of another ING Fund within 90 days.  For additional information regarding the reinstatement privilege, contact a Shareholder Services Representative or see the SAI dated September 28, 2012; or

•                  Purchases by Certain Accounts — Class A shares may be purchased at NAV by certain fee-based programs offered through selected registered investment advisers, broker-dealers, and other financial intermediaries. Class A shares may also be purchased at NAV by shareholders that purchase the Fund through a financial intermediary that offers our Class A shares uniformly on a “no load” (or reduced load) basis to you and all similarly situated customers of the intermediary in accordance with the intermediary’s prescribed fee schedule for purchases of fund shares.

See the Account Application or the SAI dated September 28, 2012 for additional information regarding the reduction of Class A shares’ charges, or contact your financial intermediary or a Shareholder Services Representative for more information.

Required Shareholder Information and Records. In order for investors in Class A shares of the Fund to take advantage of sales charge reductions, an investor or his/her financial intermediary must notify the Distributor that the investor qualifies for such reduction. If the Distributor is not notified that the investor is eligible for these reductions, the Distributor will be unable to ensure that the reduction is applied to the investor’s account. An investor may have to provide certain information or records, including account statements, to his/her financial intermediary or to the Distributor to verify the investor’s eligibility for breakpoint privileges or other sales charge waivers.

CDSC Waivers.  If you notify the Fund’s transfer agent, BNY Mellon Investment Servicing (U.S.) Inc. (“Transfer Agent”), at the time of redemption, the CDSC for Class A, Class B, and Class C shares will be waived in the following cases:

•                  Redemptions following the death or permanent disability of a shareholder if made within one year of death or the initial determination of permanent disability. The waiver is available only for shares held at the time of death or initial determination of permanent disability.

•                  Redemptions for  Class B and Class C shares, pursuant to a Systematic Withdrawal Plan, up to a maximum of 12% per year of a shareholder’s account value based on the value of the account at the time the plan is established and annually thereafter, provided all dividends and distributions are reinvested and the total redemptions do not exceed 12% annually.

•                  Mandatory distributions from an employer sponsored tax-deferred retirement plan or an Individual Retirement Account (“IRA”).

•                  Reinvestment of dividends and capital gains distributions.

If you think you may be eligible for a CDSC waiver, contact your financial intermediary or a Shareholder Services Representative.

Reinstatement Privilege.   If you sell Class A or Class C shares of the Fund you may be eligible for a full or prorated credit of the CDSC paid on the sale when you make an investment up to the amount redeemed in the same share class within 90 days of the eligible sale. Reinstated Class C shares will retain their original cost and purchase date for purposes of the CDSC. This privilege can be used only once per calendar year. If you want to use the Reinstatement Privilege, contact your financial intermediary or a Shareholder Services Representative, or see the SAI dated September 28, 2012 for more information. An investor may be asked to provide information or records, including account statements, regarding shares of the Fund held in all of the investor’s accounts held directly with ING Equity Trust or through a financial intermediary; any account of the investor at another financial intermediary; and accounts of related parties of the investor, such as members of the same family or household, at any financial intermediary.

How Shares Are Priced

When you buy shares, you pay the NAV plus any applicable sales charge. When you sell shares, you receive the NAV minus any applicable CDSC. Exchange orders are effected at NAV.

The NAV per share for each class of the Fund is determined each business day as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 P.M. Eastern time unless otherwise designated by the NYSE). The Fund is open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Fund shares will not be priced on those days. The NAV per share of each class of the Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. To the extent the Fund invests in other open-end funds (other than exchange-traded funds (“ETFs”)), the Fund will calculate its NAV using the NAV of the funds in which it invests as described in that fund’s prospectus.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by the Fund (other than ETF shares) will generally be valued at the latest NAV reported by that investment company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Fund’s NAV is not calculated. As a result, the NAV of the Fund may change on days when shareholders will not be able to purchase or redeem the Fund’s shares. When market quotations are not available or are deemed unreliable, the Fund will use a fair value for an asset that is determined in accordance with procedures adopted by the Fund’s Board. The types of assets for which such fair value pricing might be required include, but are not limited to:

•                  Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

•                  Securities of an issuer that has entered into a restructuring;

•                  Securities whose trading has been halted or suspended;

•                  Fixed-income securities that have gone into default and for which there are no current market value quotations; and

•                  Securities that are restricted as to transfer or resale.

The Fund or the Adviser may rely on the recommendations of a fair value pricing service approved by the Fund’s Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. The Adviser will make such determinations in good faith in accordance with procedures adopted by the Fund’s Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.

How to Buy Shares

Customer Identification

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person that opens an account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

What this means for you: the Fund, the Distributor, or a third-party selling you the Fund, must obtain the following information for each person that opens an account:

•      Name;

•      Date of birth (for individuals);

•      Physical residential address (although post office boxes are still permitted for mailing); and

•      Social Security number, taxpayer identification number, or other identifying number.

You may also be asked to show your driver’s license, passport, or other identifying documents in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other non-natural persons.

Federal law prohibits the Fund, the Distributor, and other financial institutions from opening accounts unless they receive the minimum identifying information listed above. They also may be required to close your account if they are unable to verify your identity within a reasonable time.

If you are a participant in a qualified retirement plan, you should make purchases through your plan administrator or sponsor, who is responsible for transmitting orders.

The Fund, the Distributor, or ShareBuilder Securities Corporation (“ShareBuilder Securities”) reserve the right to reject any purchase order.  Please note that cash, traveler’s checks, third-party checks, money orders, and checks drawn on non-U.S. banks (even if payment may be effected through a U.S. bank) generally will not be accepted. The Fund and the Distributor reserve the right to waive minimum investment amounts. Waiver of the minimum investment amount can increase operating expenses of the Fund. Minimum investment amounts may not be waived for individual accounts that are managed by an investment adviser representative, as defined in Rule 203A-3(a) under the Investment Advisers Act of 1940. The Fund and the Distributor reserve the right to liquidate sufficient shares to recover annual transfer agent fees or to close your account and redeem your shares should you fail to maintain your account value minimum.

The Fund reserves the right to suspend the offering of shares or to reject any specific purchase order. The Fund may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

Class A and Class C Shares

Class A and Class C shares may be purchased and sold by contacting any financial intermediary (who may impose transaction charges in addition to those described in this Proxy Statement/Prospectus) authorized to sell Fund shares. You may purchase additional shares in various ways, including through your financial adviser and by mail, telephone, on-line, and bank wire.

Class B Shares

Class B shares are closed to new investors and additional investments from existing shareholders except in connection with the reinvestment of any distributions and permitted exchanges.

Class I Shares

Class I shares may be purchased without a sales charge by: (1) qualified retirement plans such as 401(a), 401(k), or other defined contribution plans and defined benefit plans; (2) 529 college savings plans; (3) insurance companies and foundations investing for their own account; (4) wrap programs offered by broker-dealers and financial institutions; (5) accounts of, or managed by, trust departments; (6) individuals whose accounts are managed by an investment adviser representative, as stated above; (7) retirement plans affiliated with ING Groep; (8) ING Groep affiliates for purposes of corporate cash management; and (9) other registered investment companies.

Class O Shares

Class O shares may only be purchased and sold through Sharebuilder Securities.

Class W Shares

Class W shares may be purchased without a sales charge by: (1) qualified retirement plans such as 401(a), 401(k), or other defined contribution plans and defined benefit plans; (2) insurance companies and foundations investing for their own account; (3) wrap programs offered by broker-dealers and financial institutions; (4) accounts of, or managed by, trust departments; (5) individuals whose accounts are managed by an investment adviser representative, as stated above; (6) retirement plans affiliated with ING Groep; (7) ING Groep affiliates for purposes of corporate cash management; and (8) by other ING Funds in the ING Family of Funds.

In addition, Class W shares are available to the following persons through direct investment (not through broker-dealers that are not approved by ING) into an ING Fund or through an ING approved broker-dealer (currently, ING Financial Partners, Inc.): (1) current and retired officers and Directors/Trustees of the ING Funds; (2) current and retired officers, directors, and full-time employees of ING Investments, LLC, Directed Services

LLC, any ING Fund’s sub-adviser, ING Investments Distributor, LLC, and any affiliate of their affiliates; (3) family members of the foregoing persons (defined as current spouse, children, parents, grandparents, grandchildren, uncles, aunts, siblings, nephews, nieces, step-relations, relations at-law, and cousins); (4) any trust, pension, profit-sharing, or other benefit plan for such persons (including family members); and (5) discretionary advisory accounts of ING Investments, LLC, Directed Services LLC, any ING Fund’s sub-adviser, or ING Investments Distributor, LLC.

Retirement Plans

The Fund has available prototype qualified retirement plans for corporations and self-employed individuals. It also has available prototype IRA, Roth IRA, and Simple IRA plans (for both individuals and employers), Simplified Employee Pension Plans and Pension and Profit Sharing Plans. BNY Mellon Investment Servicing Trust Company acts as the custodian under these plans. For further information, contact a Shareholder Services Representative at 1-800-992-0180. BNY Mellon Investment Servicing Trust Company currently receives a $12 custodial fee annually for the maintenance of each such account.

Make your investment using the purchase minimum guidelines in the following table.

Minimum Investments	Class	Initial Purchase	Subsequent Purchases
Regular accounts	A/C/O(1) /W(2)	$1,000	No minimum
	I(2)	$250,000

Retirement accounts	A/C/O(1)	$250	No minimum
	I(2)	$250,000

Coverdell Education Savings Accounts	O(1)	$250	No minimum

Pre-Authorized Investment Plan	A/C/O(1)	$1,000	At least $100/month

Certain omnibus accounts	A/C	$250	No minimum

(1)

For Class O shares, if you are unable to invest at least $1,000 ($250 for retirement accounts/ESAs), you may open your account for $100 and $100 per month using the Automatic Investment Plan. This allows you to invest regular amounts at regular intervals until you reach the required initial minimum.

(2)	Minimum investment amounts may not be waived for individual accounts that are managed by an investment adviser representative, as defined in Rule 203A-3(a) under the Investment Advisers Act of 1940.

Make your investment using the methods outlined in the following table.

Buying Shares	Opening an Account	Adding to an Account
By Contacting Your Financial Intermediary	A financial intermediary with an authorized firm can help you establish and maintain your account.	Contact your financial intermediary. For Class O Shares you may purchase additional shares by calling (866) 590-7629. Additional fees may apply for phone orders.

By Mail	Make your check payable to ING Funds and mail it with a completed Account Application. Please indicate your financial intermediary on the New Account Application.

Fill out the Account Additions form at the bottom of your account statement and mail it along with your check payable to ING Funds to the address on the account statement.  Please write your account number on the check.

Buying Shares	Opening an Account	Adding to an Account

By Wire

Call Shareholder Services at (800) 992-0180 to obtain an account number and indicate your financial intermediary on the account.

Instruct your bank to wire funds to the Fund in the care of:

Bank of New York Mellon

ABA# 011001234

Credit to:  BNY Mellon Investment Servicing (U.S.) Inc. as Agent for ING Funds

A/C #0000733938; for further credit to Shareholder A/C #

(A/C # you received over the telephone)

Shareholder Name:

(Your Name Here)

After wiring funds you must complete the Account Application and send it to:

ING Funds

P.O. Box 9772

Providence, RI  02940-9772

Wire the funds in the same manner described under “Opening an Account.”

Online (Class O Only)	Complete your application online at www.sharebuilder.com.	Log onto your account at www.sharebuilder.com, go to the Trade>Mutual Funds page and select the “Buy” option.

How to Sell Shares

You may sell shares by using the methods outlined in the following table. Under unusual circumstances, the Fund may suspend the right of redemption as allowed by the SEC or federal securities laws.

If you are a participant in a qualified retirement plan, you should make redemptions through your plan administrator or sponsor, who is responsible for transmitting orders.

Selling Shares	To Sell Some or All of Your Shares
By Contacting Your Financial Intermediary

You may sell shares by contacting your financial intermediary.  Financial intermediaries may charge for their services in connection with your redemption request but neither the Fund nor the Distributor imposes any such charge.

By Mail

Send a written request specifying the Fund name and share class, your account number, the name(s) in which the account is registered, and the dollar value or number of shares you wish to redeem to:

ING Funds

P.O. Box 9772

Providence, RI  02940-9772

If certificated shares have been issued, the certificate must accompany the written request.  Corporate investors and other associations must have an appropriate certification on file authorizing redemptions.  A suggested form of such certification is provided on the Account Application.  A signature guarantee may be required.

Selling Shares	To Sell Some or All of Your Shares
By Telephone — Expedited Redemption

You may sell shares by telephone on all accounts, other than retirement accounts, unless you check the box on the Account Application which signifies that you do not wish to use telephone redemptions. To redeem by telephone, call a Shareholder Services Representative at 1-800-992-0180.

Receiving Proceeds By Check:

You may have redemption proceeds (up to a maximum of $100,000) mailed to an address which has been on record with ING Funds for at least 30 days.

Receiving Proceeds By Wire:

You may have redemption proceeds (subject to a minimum of $5,000) wired to your pre-designated bank account. You will not be able to receive redemption proceeds by wire unless you check the box on the Account Application which signifies that you wish to receive redemption proceeds by wire and attach a voided check. Under normal circumstances, proceeds will be transmitted to your bank on the business day following receipt of your instructions, provided redemptions may be made. In the event that share certificates have been issued, you may not request a wire redemption by telephone. For Class O shares, you may redeem shares by calling (866) 590-7629. Please note that additional fees may apply for phone orders.

Online (Class O Only)	Log onto your account at www.sharebuilder.com, navigate to the Trade>Mutual Funds page and select the “Sell” option.

Systematic Withdrawal Plan

You may elect to make periodic withdrawals from your account on a regular basis.

Class A, Class B, and Class C

•      Your account must have a current value of at least $10,000.

•      Minimum withdrawal amount is $100.

•      You may choose from monthly, quarterly, semi-annual or annual payments.

Class I and Class W

•                  Your account must have a current value of at least $250,000 or $1,000 for Class I and Class W shares, respectively.

•      Minimum withdrawal amount is $1,000.

•      You may choose from monthly, quarterly, semi-annual or annual payments.

For additional information, contact a Shareholder Services Representative or refer to the Account Application or the SAI dated September 28, 2012.

Execution of Requests

Purchase and sale requests are executed at the next NAV determined after the order is received in proper form by the Transfer Agent or the Distributor. A purchase order will be deemed to be in proper form when all of the required steps set forth under “How to Buy Shares” have been completed. If you purchase by wire, however, the order will be deemed to be in proper form after the telephone notification and the federal funds wire have been received. If you purchase by wire, you must submit an application form in a timely fashion. If an order or payment by wire is received after Market Close, the shares will not be credited until the next business day. For your transaction to be counted on the day you place your order with your broker-dealer or other financial institution, they must receive your order before Market Close and promptly transmit the order to the Transfer Agent or the Distributor.

You will receive a confirmation of each new transaction in your account, which also will show you the number of shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership.

Payments

Normally, payment for shares redeemed will be made within three days after receipt by the Transfer Agent of a request in good order. The Fund has the right to take up to seven days to pay your redemption proceeds and may postpone payment longer in the event of an economic emergency as determined by the SEC. When you place a request to redeem shares for which the purchase money has not yet been collected, the request will be executed at the next determined NAV, but the Fund will not release the proceeds until your purchase payment clears. This may take up to 15 days or more. A redemption request made within 30 calendar days after submission of a change of address is permitted only if the request is in writing and is accompanied by a medallion signature guarantee. Redemption requests of an amount of $10 million or more must be submitted in writing by an authorized person.

A medallion signature guarantee may be required in certain circumstances. A request to change the bank designated to receive wire redemption proceeds must be received in writing, signed by an authorized person, and accompanied by a medallion signature guarantee from any eligible guarantor institution. In addition, if you wish to have your redemption proceeds transferred by wire to an account other than your designated bank account, paid to someone other than the shareholder of record, or sent somewhere other than the shareholder’s address of record, you must provide a medallion signature guarantee with your written redemption instructions. Please see the SAI dated September 28, 2012 for more details on the medallion signature guarantee program.

The Fund normally intends to pay in cash for all shares redeemed but under abnormal conditions that make payment in cash unwise, the Fund may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such a case, the Fund could elect to make payment in securities for redemptions in excess of $250,000 or 1% of its net assets during any 90-day period for any one shareholder. An investor may incur brokerage costs in converting such securities to cash.

Telephone Orders

The Fund and its Transfer Agent will not be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine. The Fund and its Transfer Agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording telephone instructions for exchanges and expedited redemptions, requiring the caller to give certain specific identifying information, and providing written confirmation to shareholders of record not later than five days following any such telephone transactions. If the Fund and its Transfer Agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.

Small Accounts

Due to the relatively high cost of handling small investments, the Fund reserves the right, upon 30 days’ prior written notice, to redeem at NAV (less any applicable deferred sales charge), the shares of any shareholder whose account (except for IRAs) has a total value that is less than the Fund’s minimum. Before the Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount allowed and will allow the shareholder 30 days to make an additional investment in an amount that will increase the value of the account to the minimum before the redemption is processed. Your account will not be closed if its drop in value is due to Fund performance.

How to Exchange Shares

Exchanges Between Shares of ING Funds

You may exchange shares of the Fund for shares of the same class of any other ING Fund, except for ING Corporate Leaders Trust Fund, without paying any additional sales charge, if you otherwise meet the eligibility requirements of the class of shares of the ING Fund to be received in the exchange. If you purchase Class A shares of ING Money Market Fund and did not pay a sales charge, you must pay the applicable sales charge on an exchange into Class A shares of another ING Fund. Additionally, Class L shares of ING Money Market Fund may be exchanged for Class C shares of any other ING Fund.

If you exchange shares of the Fund that are subject to a CDSC into shares of another ING Fund that are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate that was applicable to your original shares. Your new shares will continue to age for CDSC purposes from the date that the original shares were purchased.

If you acquired Class L shares of ING Money Market Fund through an exchange from Class C shares of an ING Fund that were subject to a CDSC and then exchange your Class L shares of ING Money Market Fund for Class C shares of another ING Fund you will continue to be subject to the CDSC that applied to your original shares. The time you held the Class L shares of ING Money Market Fund will not count toward the CDSC holding period.

If you acquired Class L shares of ING Money Market Fund through a purchase (not through an exchange) and then exchange your Class L shares of ING Money Market Fund into Class C shares of another ING Fund, you will become subject to any CDSC that applies to the ING Fund into which you exchange. The time you held your Class L shares of ING Money Market Fund will not count toward the CDSC holding period of the ING Fund into which you exchanged.

Exchanges Between Classes of Shares of the Same Fund

You may exchange Class B, Class C, and Class W shares of the Fund for Class I shares of the same Fund, or you may exchange Class A shares and Class I shares of the Fund for any other class of the same Fund, if you otherwise meet the eligibility requirements of the class of shares to be received in the exchange, except that: (1) you may not exchange shares that are subject to a CDSC until the CDSC period has expired; and (2) you may not exchange Class A shares for Class W shares unless you acquired the Class A shares through an ING approved broker-dealer (currently, ING Financial Partners, Inc.) All exchanges within the same Fund are subject to the discretion of the Distributor to permit or reject such exchanges.

Exchanges between classes of shares of the same Fund are not subject to the frequent trading and market timing policies of ING Funds.

Additional Information About Exchanges

Fees and expenses differ among ING Funds and among share classes of the same Fund. Please read the prospectus for the ING Fund and share class you are interested in prior to exchanging into that ING Fund or share class. Contact your financial intermediary or consult your plan documents for additional information.

An exchange of shares of the Fund for shares of another ING Fund is treated as a sale and purchase of shares and may result in the recognition of a gain or loss for federal and state income tax purposes. For exchanges among ING Funds and among classes of shares of the same Fund, you should consult your own tax advisor for advice about the particular federal, state, and local tax consequences to you of the exchange. The total value of shares being exchanged must at least equal the minimum investment requirement of the ING Fund into which they are being exchanged.

If you exchange into ING Senior Income Fund, your ability to sell or liquidate your investment will be limited. ING Senior Income Fund is a closed-end interval fund and does not redeem its shares on a daily basis. It is not expected that a secondary market for ING Senior Income Fund’s shares will develop, so you will not be able to sell them through a broker or other investment professional. To provide a measure of liquidity, ING Senior Income Fund will normally make monthly repurchase offers for not less than 5% of its outstanding common shares. If more than 5% of ING Senior Income Fund’s common shares are tendered, you may not be able to completely liquidate your holdings in any one month. You also would not have liquidity between these monthly repurchase dates. Investors exercising the exchange privilege into ING Senior Income Fund should carefully review the prospectus of that fund. Investors may obtain a copy of the ING Senior Income Fund prospectus or any other ING Fund prospectus by calling 1-800-992-0180 or by going to www.INGInvestment.com.

In addition to the Fund, the Distributor offers many other funds. Shareholders exercising the exchange privilege with any other ING Fund should carefully review the prospectus of that fund before exchanging their shares. Investors may obtain a copy of a prospectus of any ING Fund not discussed in this Proxy Statement/Prospectus by calling 1-800-992-0180 or by going to www.INGInvestment.com.

You will automatically have the ability to request an exchange between ING Funds by calling a Shareholder Services Representative unless you mark the box on the Account Application that indicates that you do not wish to have the telephone exchange privilege.  A Fund may change or cancel its exchange policies at any time, upon 60 days’ prior notice to shareholders.

Systematic Exchange Privilege

Subject to the information and limitations outlined above, you may elect to have a specified dollar amount of shares systematically exchanged, monthly, quarterly, semi-annually, or annually from your account to an identically registered account in the same class of any other open-end ING Fund, except for ING Corporate Leaders Trust Fund. This exchange privilege may be modified at any time or terminated upon 60 days’ prior written notice to shareholders.

Frequent Trading - Market Timing

The Fund is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies should not purchase shares of the Fund. The Fund reserves the right, in its sole discretion and without prior notice, to reject, restrict, or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a shareholder’s or retirement plan participant’s intermediary, that the Fund determines not to be in the best interest of the Fund. Such action may include, but not be limited to: rejecting additional purchase orders, whether directly or by exchange; extending settlement of a redemption up to seven days; rejecting all purchase orders from broker-dealers or their registered representatives suspected of violating the Fund’s frequent trading policy; or termination of the selling group agreement or other agreement with broker-dealers or other financial intermediaries associated with frequent trading. The Fund will not be liable for any loss resulting from rejected orders or other actions as described above.

The Fund believes that market timing or frequent, short-term trading in any account, including a retirement plan account, is not in the best interest of the Fund or its shareholders. Due to the disruptive nature of this activity, it can adversely affect the ability of the Adviser or Sub-Adviser (if applicable) to invest assets in an orderly, efficient manner. Frequent trading can raise Fund expenses through: increased trading and transaction costs; increased administrative costs; and lost opportunity costs. This in turn can have an adverse effect on Fund performance.

Funds that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time a fund computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the fund’s current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the fund based on such pricing discrepancies. This is often referred to as “price arbitrage.” Such price arbitrage opportunities may also occur in funds which do not invest in foreign securities. For example, if trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, funds that hold thinly-

traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Fund has adopted fair valuation policies and procedures intended to reduce the Fund’s exposure to price arbitrage, stale pricing and other potential pricing discrepancies. Currently, Interactive Data Pricing and Reference Data, Inc. provides such services to the Fund. However, to the extent that the Fund does not immediately reflect these changes in market conditions, short-term trading may dilute the value of the Fund’s shares, which negatively affects long-term shareholders.

The Fund’s Board has adopted policies and procedures designed to deter frequent, short-term trading in shares of the Fund. In general, shareholders may make exchanges among their accounts with ING Funds once every thirty (30) days. However, the Fund prohibits frequent trading. The Fund has defined frequent trading as follows:

•                  Any shareholder or financial adviser initiated exchanges among all their accounts with the Fund within thirty (30) calendar days of a previous exchange. All exchanges occurring on the same day for all accounts (individual, IRA, 401(k), etc.) beneficially owned by the same shareholder will be treated as a single transaction for purposes of this policy;

•                  Trading deemed harmful or excessive by the Fund (including but not limited to patterns of purchases and redemptions), in its sole discretion; and

•                  Trades initiated by financial advisers, among multiple shareholder accounts, that in the aggregate are deemed harmful or excessive.

The following transactions are excluded when determining whether trading activity is excessive:

•      Purchases and sales of Fund shares in the amount of $5,000 or less;

•      Transfers associated with systematic purchases or redemptions;

•      Purchases and sales of funds that affirmatively permit short-term trading;

•      Rebalancing to facilitate fund-of-fund arrangements or the Fund’s systematic exchange privileges;

•      Purchases or sales initiated by ING Funds; and

•                  Transactions subject to the trading policy of an intermediary that the Fund deems materially similar to the Fund’s policy.

Please note that while money market funds permit short-term trading, an exchange between a money market fund and another fund that does not permit short-term trading will count as an exchange for purposes of this policy.

If a violation of the policy is identified, the following action will be taken:

•                  Upon the first violation of this policy in a calendar year, purchase and exchange privileges shall be suspended for ninety (90) days. For example, if an exchange is initiated on February 1st, and a second exchange is initiated on February 15th, trading privileges shall be suspended for ninety (90) days from February 1st.

•                  Upon a second violation in a calendar year, purchase and exchange privileges shall be suspended for one hundred eighty (180) days.

•                  No purchases or exchanges will be permitted in the account and all related accounts bearing the same Tax ID or equivalent identifier.

On the next business day following the end of the ninety (90) or one hundred eighty (180) day suspension any trading restrictions placed on the account(s) shall be removed.

The Fund reserves the right to modify this policy at any time without prior notice.

Although the restrictions described above are designed to discourage frequent, short-term trading, none of them alone, nor all of them taken together, can eliminate the possibility that frequent, short-term trading activity in the Fund will occur. Moreover, in enforcing such restrictions, the Fund is often required to make decisions that are inherently subjective. The Fund strives to make these decisions to the best of its abilities in a manner that it believes is in the best interest of shareholders.

Shareholders may invest in the Fund through omnibus account arrangements with financial intermediaries. Omnibus accounts permit intermediaries to aggregate their clients’ transactions and in these circumstances, the identity of the shareholder is often unknown. Such intermediaries include broker-dealers, banks, investment advisers, record keepers, retirement plans, and fee-based accounts such as wrap fee programs. Omnibus accounts generally do not identify customers’ trading activity on an individual basis. The Fund’s Administrator has agreements in place with intermediaries which require such intermediaries to provide detailed account information, including trading history, upon request of the Fund. There is no assurance that the Fund’s Administrator will request such information with sufficient frequency to detect or deter excessive trading or that review of such information will be sufficient to detect or deter excessive trading in omnibus accounts effectively.

In some cases, the Fund will rely on the intermediaries’ excessive trading policies and such policies shall define the trading activity in which the shareholder may engage. This shall be the case where the Fund is used in certain retirement plans offered by affiliates. With trading information received as a result of the agreements, the Fund may make a determination that certain trading activity is harmful to the Fund and its shareholders even if such activity is not strictly prohibited by the intermediaries’ excessive trading policy. As a result, a shareholder investing directly or indirectly in the Fund may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary.

Payments to Financial Intermediaries

ING mutual funds are distributed by the Distributor. The Distributor is a broker-dealer that is licensed to sell securities. The Distributor generally does not sell directly to the public but sells and markets its products through intermediaries such as other broker-dealers. Each ING mutual fund also has an investment adviser which is responsible for managing the money invested in each of the mutual funds. Both of these entities (collectively, “ING”) may compensate an intermediary for selling ING mutual funds.

Only persons licensed with FINRA as a registered representative (often referred to as a broker or financial adviser) and associated with a specific broker-dealer may sell an ING mutual fund to you. The Distributor has agreements in place with each broker-dealer selling the Fund defining specifically what those broker-dealers will be paid for the sale of a particular ING mutual fund. Those broker-dealers then pay the registered representative who sold you the mutual fund some or all of what they receive from ING. They may receive a payment when the sale is made and can, in some cases, continue to receive payments while you are invested in the mutual fund.

The Fund’s Adviser or the Distributor, out of its own resources and without additional cost to the Fund or its shareholders, may provide additional cash or non-cash compensation to intermediaries selling shares of the Fund, including affiliates of the Adviser and the Distributor. These amounts would be in addition to the distribution payments made by the Fund under the distribution agreements. The payments made under these arrangements are paid by the Adviser or the Distributor. Additionally, if a fund is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on those funds it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in funds advised by ING meets certain target levels or increases over time.

The Distributor may pay, from its own resources, additional fees to these broker-dealers or other financial institutions including affiliated entities. These additional fees paid to intermediaries may take the following forms: (1) a percentage of that entity’s customer assets invested in ING mutual funds; (2) a percentage of that entity’s gross sales; or (3) some combination of these payments. These payments may, depending on the broker-dealer’s satisfaction of the required conditions, be periodic and may be up to: (1) 0.30% per annum of the value of the Fund’s shares held by the broker-dealer’s customers; or (2) 0.30% of the value of the Fund’s shares sold by the broker-dealer during a particular period. In accordance with these practices, if that initial investment averages a value of $10,000 over the year, the Distributor could pay a maximum of $30 on those assets. If you invested $10,000, the Distributor could pay a maximum of $30 for that sale.

The Fund’s Adviser or the Distributor may provide additional cash or non-cash compensation to third parties selling our mutual funds including affiliated companies. This may take the form of cash incentives and non-cash compensation and may include, but is not limited to: cash; merchandise; trips; occasional entertainment; meals or tickets to a sporting event; client appreciation events; payment for travel expenses (including meals and lodging) to pre-approved training and education seminars; and payment for advertising and sales campaigns. The Distributor may also pay concessions in addition to those described above to broker-dealers so that ING mutual funds are made available by those broker-dealers for their customers. The Sub-Adviser of the Fund may contribute to non-cash compensation arrangements.

Not all mutual funds pay the same amount to the broker-dealers who sell their mutual funds. Broker-dealers can receive different payments based on the mutual funds they offer, the companies with whom they are doing business and how much they sell. What these broker-dealers are paid also varies depending on the class of mutual fund you purchase.

The top 25 firms we paid to sell our mutual funds as of the last calendar year are:

Ameriprise Financial Services, Inc.; Charles Schwab & Co., Inc.; Citigroup Global Markets, Inc.; Commonwealth Financial Network; Directed Services LLC; Edward D. Jones & Co., L.P.; Financial Network Investment Corporation; ING Financial Advisers, LLC; ING Financial Partners, Inc.; ING Life Insurance & Annuity; ING Variable Annuity; LPL Financial LLC; Merrill Lynch, Pierce, Fenner & Smith Inc.; Morgan Stanley Smith Barney LLC; National Financial Services Corporation; Oppenheimer & Co., Inc.; Pershing, LLC; PrimeVest Financial Services, Inc.; Raymond James & Associates, Inc.; RBC Capital Markets, LLC; Sharebuilder Securities Corporation; Stifel Nicolas & Co., Inc.; TD Ameritrade, Inc.; UBS Financial Services, LLC; and Wells Fargo Advisors, LLC.

Your registered representative or broker-dealer could have a financial interest in selling you a particular mutual fund, or the mutual funds of a particular company, to increase the compensation they receive. Please make sure you read fully each mutual fund prospectus and discuss any questions you have with your registered representative.

Dividends, Distributions, and Taxes

Dividends and Distributions

The Fund generally distributes most or all of its net earnings in the form of dividends, consisting of ordinary income and capital gains distributions. The Fund distributes capital gains, if any, annually. The Fund also declares dividends and pays dividends consisting of ordinary income, if any, annually.

To comply with federal tax regulations, the Fund may also pay an additional capital gains distribution.

Dividend Reinvestment

Unless you instruct the Fund to pay you dividends in cash, dividends and distributions paid by the Fund will be reinvested in additional shares of the Fund. You may, upon written request or by completing the appropriate section of the Account Application, elect to have all dividends and other distributions paid on shares of the Fund invested in another ING Fund that offers the same class of shares.  If you are a shareholder of ING Prime Rate Trust, whose shares are not held in a broker or nominee account, you may, upon written request, elect to have all dividends invested into a pre-existing Class A shares account of any open-end ING Fund.

Tax Matters

The tax discussion in this Proxy Statement/Prospectus is only a summary of certain U.S. federal income tax issues generally affecting the Fund and its shareholders. The following assumes that the Fund’s shares will be capital assets in the hands of a shareholder. Circumstances among investors may vary, so you are encouraged to discuss investment in the Fund with your tax advisor.

The Fund will distribute all, or substantially all, of its net investment income and net capital gains to its shareholders each year. Although the Fund will not be taxed on amounts it distributes, most shareholders will be taxed on amounts they receive.

Distributions, whether received as cash or reinvested in additional shares, may be subject to federal income taxes and may also be subject to state or local taxes. For mutual funds generally, dividends from net investment income (other than qualified dividend income, as described below) and distributions of net short-term capital gains are taxable to you as ordinary income under federal income tax laws whether paid in cash or in additional shares. Distributions from net long-term gains are taxable as long term taxable gains regardless of the length of time you have held the shares and whether you were paid in cash or additional shares.

For taxable years beginning before January 1, 2013 (unless extended further by Congress), distributions made to a non-corporate shareholder out of “qualified dividend income,” if any, received by the Fund will be subject to tax at the lower rates applicable to net capital gains, provided that the shareholder meets certain holding period and other requirements with respect to its shares.

Selling or exchanging your Fund shares is a taxable event and may result in capital gain or loss. A capital gain or capital loss may be realized from an ordinary redemption of shares or an exchange of shares between two mutual funds. Any capital loss incurred on the sale or exchange of Fund shares held for six months or less will be treated as a long-term loss to the extent of long-term capital gain dividends received with respect to such shares. Additionally, any loss realized on a sale, redemption or exchange of shares of the Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of that same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired. You are responsible for any tax liabilities generated by your transactions.

You will be notified after each calendar year of the amount of income, dividends, and net capital gains distributed. If you purchase shares of the Fund through a financial intermediary, that entity will provide this information to you.

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation and therefore, a reduction in income available for distribution.

The Fund is required to withhold a portion, currently 28% (scheduled to increase to 31% after 2012, if not extended further by Congress), of all taxable dividends, distributions, and redemption proceeds payable to any noncorporate shareholder that does not provide the Fund with a shareholder’s correct taxpayer identification number or certification that the shareholder is not subject to backup withholding. This is not an additional tax but can be credited against your tax liability.

Shareholders that invest in the Fund through a tax-deferred account, such as a qualified retirement plan, generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax advisor about investing through such an account.

Foreign shareholders invested in the Fund should consult with their tax advisors as to if and how the U.S. federal income tax law and its withholding requirements apply to them. Generally, the Fund will withhold 30% (or lower applicable treaty rate) on distributions to foreign shareholders.

Foreign Income Taxes. Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which would entitle the Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to determine the effective rate of foreign tax for the Fund in advance since the amount of the assets to be invested within various countries is not known.

Cost Basis Reporting. Effective January 1, 2012, the Internal Revenue Service (“IRS”) requires mutual fund companies and brokers to report on Form 1099-B the cost basis on the sale or exchange of Fund shares acquired on or after January 1, 2012 (“covered shares”). If you acquire and hold shares directly through the Fund and not through a financial intermediary, the Fund will use an average cost single category methodology for tracking and reporting your cost basis on covered shares, unless you request, in writing, another cost basis reporting methodology. Information regarding the methods available for cost basis reporting are included in the SAI dated September 28, 2012.

Medicare Tax.  For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceed certain threshold amounts.

Please see the SAI dated September 28, 2012 for further information regarding tax matters.

Account Policies

Account Access

Unless your Fund shares are held through a third-party fiduciary or in an omnibus registration at your bank or brokerage firm, you may be able to access your account information over the Internet at www.INGInvestment.com or via a touch tone telephone by calling 1-800-992-0180. Should you wish to speak with a Shareholder Services Representative, you may call the toll-free number listed above.

Privacy Policy

The Fund has adopted a policy concerning investor privacy. To review the privacy policy, contact a Shareholder Services Representative at 1-800-992-0180, obtain a policy over the Internet at www.INGInvestment.com, or see the privacy promise that accompanies any Prospectus obtained by mail.

Householding

To reduce expenses, we may mail only one copy of the Fund’s Prospectus and each annual and semi-annual shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call a Shareholder Services Representative at 1-800-992-0180 or speak to your investment professional. We will begin sending you individual copies 30 days after receiving your request.

FINANCIAL HIGHLIGHTS

The following financial highlights are intended to help you understand the financial performance of each applicable share class of each Fund for the past five years or, if shorter, the period of the share class’ operations. Certain information reflects financial results for a single share. The total returns represent the rate that an investor would have earned (or lost) on an investment in a share of the Funds (assuming reinvestment of all dividends and distributions). This information has been derived from the Funds’ financial statements that were audited by KPMG LLP, an independent registered public accounting firm. The report of KPMG LLP, along with the financial statements included in the annual shareholder report dated May 31, 2012, are incorporated herein by reference.

	Income (loss) from investment operations				Less distributions					Payments		Ratios to average net assets						Supplemental data
Year or Period ended	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	from distribution settlement/ Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)	Expenses, net of fee waivers and/or recoupments, if any(2)(3)		Expenses, net of all reductions/ additions(2)(3)		Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate
	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
ING Large Cap Value Fund
Class A
05-31-12	10.44	0.23	•	(0.41)	(0.18)	0.21	0.17	—	0.38	—	9.88	(1.53)	1.21	1.15		1.15		2.30		32,435	84
05-31-11	8.53	0.20		1.91	2.11	0.18	0.02	—	0.20	—	10.44	25.07	1.20	1.14	†	1.14	†	2.18	†	11,331	46
05-31-10	7.00	0.16		1.52	1.68	0.15	—	—	0.15	—	8.53	24.22	2.12	1.25	†	1.25	†	1.94	†	6,788	113
05-31-09	9.63	0.21		(2.62)	(2.41)	0.22	—	—	0.22	—	7.00	(25.15)	4.09	1.25	†	1.25	†	3.08	†	5,580	108
12-18-07(4) - 05-31-08	10.00	0.11		(0.40)	(0.29)	0.08	—	—	0.08	—	9.63	(2.94)	3.52	1.25	†	1.25	†	2.57	†	4,848	32
Class B
05-31-12	10.40	0.16	•	(0.41)	(0.25)	0.15	0.17	—	0.32	—	9.83	(2.27)	1.96	1.90		1.90		1.58		567	84
05-31-11	8.51	0.13		1.90	2.03	0.12	0.02	—	0.14	—	10.40	24.01	1.95	1.89	†	1.89	†	1.44	†	295	46
05-31-10	6.99	0.09		1.53	1.62	0.10	—	—	0.10	—	8.51	23.31	2.87	2.00	†	2.00	†	1.16	†	219	113
05-31-09	9.61	0.16	•	(2.60)	(2.44)	0.18	—	—	0.18	—	6.99	(25.54)	4.84	2.00	†	2.00	†	2.47	†	98	108
02-20-08(4) - 05-31-08	9.37	0.07		0.23	0.30	0.06	—	—	0.06	—	9.61	3.21	4.27	2.00	†	2.00	†	2.17	†	9	32
Class C
05-31-12	10.43	0.15	•	(0.40)	(0.25)	0.16	0.17	—	0.33	—	9.85	(2.31)	1.96	1.90		1.90		1.55		12,095	84
05-31-11	8.54	0.11		1.92	2.03	0.12	0.02	—	0.14	—	10.43	23.98	1.95	1.89	†	1.89	†	1.40	†	3,697	46
05-31-10	7.01	0.10		1.53	1.63	0.10	—	—	0.10	—	8.54	23.32	2.87	2.00	†	2.00	†	1.19	†	1,201	113
05-31-09	9.62	0.14	•	(2.57)	(2.43)	0.18	—	—	0.18	—	7.01	(25.33)	4.84	2.00	†	2.00	†	2.20	†	935	108
02-19-08(4) - 05-31-08	9.30	0.05	•	0.33	0.38	0.06	—	—	0.06	—	9.62	4.09	4.27	2.00	†	2.00	†	1.39	†	9	32
Class I
05-31-12	10.95	0.28	•	(0.43)	(0.15)	0.25	0.17	—	0.42	—	10.38	(1.22)	0.87	0.80		0.80		2.69		177,157	84
05-31-11	8.95	0.23		2.00	2.23	0.21	0.02	—	0.23	—	10.95	25.22	0.88	0.82	†	0.82	†	2.51	†	102,577	46
03-31-10(4) - 05-31-10	9.46	0.04		(0.51)	(0.47)	0.04	—	—	0.04	—	8.95	(4.99)	1.84	0.97	†	0.97	†	2.18	†	44	113
Class W
05-31-12	10.93	0.26	•	(0.42)	(0.16)	0.24	0.17	—	0.41	—	10.36	(1.29)	0.96	0.90		0.90		2.53		6,345	84
05-31-11	8.93	0.19		2.04	2.23	0.21	0.02	—	0.23	—	10.93	25.25	0.95	0.89	†	0.89	†	2.37	†	64	46
06-01-09(4) - 05-31-10	7.50	0.17		1.43	1.60	0.17	—	—	0.17	—	8.93	21.48	1.84	0.97	†	0.97	†	2.20	†	4	113

(1)

Total return is calculated assuming reinvestment of all dividends, capital gain distributions, and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)

Expense ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements, and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

(4)	Commencement of operations.

•	Calculated using average number of shares outstanding throughout the period.

†	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income or loss ratio.

APPENDIX C:  FORM OF PROPOSED SUB-ADVISORY AGREEMENT

SUB-ADVISORY AGREEMENT

AGREEMENT made this 23rd day of September, 2002 between ING Investments, LLC, an Arizona limited liability company (the “Manager”), and Aeltus Investment Management, Inc. [now renamed ING Investment Management Co. LLC], a Connecticut corporation (the “Sub-Adviser”).

WHEREAS, ING Equity Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company; and

WHEREAS, the Trust is authorized to issue separate series, each series having its own investment objective or objectives, policies, and limitations; and

WHEREAS, the Trust may offer shares of additional series in the future; and

WHEREAS, pursuant to an Investment Management Agreement, dated the date hereof (the “Management Agreement”), a copy of which has been provided to the Sub-Adviser, the Trust has retained the Manager to render advisory and management services with respect to certain of the Trust’s series; and

WHEREAS, pursuant to authority granted to the Manager in the Management Agreement, the Manager wishes to retain the Sub-Adviser to furnish investment advisory services to one or more of the series of the Trust, and the Sub-Adviser is willing to furnish such services to the Trust and the Manager.

NOW, THEREFORE, in consideration of the premises and the promises and mutual covenants herein contained, it is agreed between the Manager and the Sub-Adviser as follows:

1.  Appointment.  The Manager hereby appoints the Sub-Adviser to act as the investment adviser and manager to the series of the Trust set forth on Schedule A hereto (the “Series”), as such schedule may be amended from time to time, for the periods and on the terms set forth in this Agreement.  The Sub-Adviser accepts such appointment and agrees to furnish the services herein set forth for the compensation herein provided.

In the event the Trust designates one or more series (other than the Series) with respect to which the Manager wishes to retain the Sub-Adviser to render investment advisory services hereunder, it shall notify the Sub-Adviser in writing.  If the Sub-Adviser is willing to render such services, it shall notify the Manager in writing, whereupon such series shall become a Series hereunder, and be subject to this Agreement.

2.  Sub-Adviser Duties.  Subject to the supervision of the Trust’s Board of Trustees and the Manager, the Sub-Adviser will provide a continuous investment program for each Series’ portfolio and determine in its discretion the composition of the assets of each Series’ portfolio, including determination of the purchase, retention, or sale of the securities, cash, and other investments contained in the portfolio.  The Sub-Adviser will provide investment research and conduct a continuous program of evaluation, investment, sales, and reinvestment of each Series’ assets by determining the securities and other investments that shall be purchased, entered into, sold, closed, or exchanged for the Series, when these transactions should be executed, and what portion of the assets of the Series should be held in the various securities and other investments in which it may invest.  To the extent permitted by the investment policies of each Series, the Sub-Adviser shall make decisions for the Series as to foreign currency matters and make determinations as to and execute and perform foreign currency exchange contracts on behalf of the Series.  The Sub-Adviser will provide the services under this Agreement in accordance with each Series’ investment objective or objectives, policies, and restrictions as stated in the Trust’s Registration Statement filed with the U.S. Securities and Exchange Commission (“SEC”), as amended, copies of which shall be sent to the Sub-Adviser by the Manager prior to the commencement of this Agreement and promptly following any such amendment.  The Sub-Adviser further agrees as follows:

(a)                                 The Sub-Adviser will conform with the 1940 Act and all rules and regulations thereunder, all other applicable federal and state laws and regulations, with any applicable procedures adopted by the Trust’s Board of Trustees of which the Sub-Adviser has been sent a copy, and the provisions of the Registration Statement of the Trust filed under the Securities Act of 1933 (the “1933 Act”) and the 1940 Act, as supplemented or amended, of which the Sub-Adviser has received a copy, and with the Manager’s portfolio manager operating policies and procedures as in effect on the date hereof, as such policies and procedures may be revised or amended by the Manager and agreed to by the Sub-Adviser.  In carrying out its duties under the Sub-Adviser Agreement, the Sub-Adviser will comply with the following policies and procedures:

(i)                                     The Sub-Adviser will manage each Series so that it meets the income and asset diversification requirements of Section 851 of the Internal Revenue Code.

(ii)                          The Sub-Adviser will have no duty to vote any proxy solicited by or with respect to the issuers of securities in which assets of the Series are invested unless the Manager gives the Sub-Adviser written instructions to the contrary.  The Sub-Adviser will immediately forward any proxy it receives on behalf of the Fund solicited by or with respect to the issuers of securities in which assets of the Series are invested to the Manager or to any agent of the Manager designated by the Manager in writing.

The Sub-Adviser will make appropriate personnel reasonably available for consultation for the purpose of reviewing with representatives of the Manager and/or the Board any proxy solicited by or with respect to the issuers of securities in which assets of the Series are invested.  Upon request, the Sub-Adviser will submit a voting recommendation to the Manager for such proxies.  In making such recommendations, the Sub-Adviser shall use its good faith judgment to act in the best interests of the Series.  The Sub-Adviser shall disclose to the best of its knowledge any conflict of interest with the issuers of securities that are the subject of such recommendation including whether such issuers are clients or are being solicited as clients of the Sub-Adviser or of its affiliates.(iii)                      In connection with the purchase and sale of securities for each Series, the Sub-Adviser will arrange for the transmission to the custodian and portfolio accounting agent for the Series on a daily basis, such confirmation, trade tickets, and other documents and information, including, but not limited to, Cusip, Cedel, or other numbers that identify securities to be purchased or sold on behalf of the Series, as may be reasonably necessary to enable the custodian and portfolio accounting agent to perform its administrative and recordkeeping responsibilities with respect to the Series.  With respect to portfolio securities to be settled through the Depository Trust Company, the Sub-Adviser will arrange for the prompt transmission of the confirmation of such trades to the Series’ custodian and portfolio accounting agent.

(iv)                              The Sub-Adviser will assist the custodian and portfolio accounting agent for the Series in determining or confirming, consistent with the procedures and policies stated in the Registration Statement for the Trust or adopted by the Board of Trustees, the value of any portfolio securities or other assets of the Series for which the custodian and portfolio accounting agent seeks assistance from or identifies for review by the Sub-Adviser.  The parties acknowledge that the Sub-Adviser is not a custodian of the Series’ assets and will not take possession or custody of such assets.

(v)                                 The Sub-Adviser will provide the Manager, no later than the 20th day following the end of each of the first three fiscal quarters of each Series and the 45th day following the end of each Series’ fiscal year, a letter to shareholders (to be subject to review and editing by the Manager) containing a discussion of those factors referred to in Item 5(a) of 1940 Act Form N-1A in respect of both the prior quarter and the fiscal year to date.

(vi)                              The Sub-Adviser will complete and deliver to the Manager a written compliance checklist in a form provided by the Manager for each month by the 10th day of the following month.

(vii)                           The parties agree that in the event that the Manager or an affiliated person of the Manager sends sales literature or other promotional material to the Sub-Adviser for its approval and the Sub-Adviser has not commented within 10 days, the Manager and its affiliated persons may use and distribute such sales literature or other promotional material.

(b)                                 The Sub-Adviser will make available to the Trust and the Manager, promptly upon request, any of the Series’ investment records and ledgers maintained by the Sub-Adviser (which shall not include the records and ledgers maintained by the custodian or portfolio accounting agent for the Series) as are necessary to assist the Series and the Manager to comply with requirements of the 1940 Act and the Investment Advisers Act of 1940 (the “Advisers Act”), as well as other applicable laws.  The Sub-Adviser will furnish to regulatory authorities having the requisite authority any information or reports in connection with such services in respect to the Series which may be requested in order to ascertain whether the operations of the Series are being conducted in a manner consistent with applicable laws and regulations.

(c)                                  The Sub-Adviser will provide reports to the Trust’s Board of Trustees for consideration at meetings of the Board of Trustees on the investment program for each Series and the issuers and securities represented in each Series’ portfolio, and will furnish the Trust’s Board of Trustees with respect to each Series such periodic and special reports as the Trustees and the Manager may reasonably request.

(d)                                 With respect to any investments, including, but not limited, to repurchase and reverse repurchase agreements, derivatives contracts, futures contracts, International Swaps and Derivatives Association, Inc. Master Agreements, and options on futures contracts (“futures”), which are permitted to be made by the Sub-Adviser in accordance with this Agreement and the investment objectives and strategies of the Series, as outlined in the Registration Statement for the Trust, the Manager hereby authorizes and directs the Sub-Adviser to do and perform every act and thing whatsoever necessary or incidental in performing its duties and obligations under this Agreement including, but not limited to, executing as agent on behalf of each Series, brokerage agreements and other documents to establish, operate and conduct all brokerage or other trading accounts, and executing as agent on behalf of each Series, such agreements and other documentation as may be required for the purchase or sale, assignment, transfer and ownership of any permitted investment, including limited partnership agreements, repurchase and derivative master agreements, including any schedules and annexes to such agreements, releases, consents, elections and confirmations.  The Manager acknowledges and understands that it will be bound by any such trading accounts established, and agreements and other documentation executed, by the Sub-Adviser for such investment purposes.

3.  Broker-Dealer Selection.  The Sub-Adviser is authorized to make decisions to buy and sell securities and other investments for each Series’ portfolio, broker-dealer selection, and negotiation of brokerage commission rates in effecting a security transaction.  The Sub-Adviser’s primary consideration in effecting a security transaction will be to obtain the best execution for the Series, taking into account the factors specified in the prospectus and/or statement of additional information for the Trust, and determined in consultation with the Manager, which include price (including the applicable brokerage commission or dollar spread), the size of the order, the nature of the market for the security, the timing of the transaction, the reputation, the experience and financial stability of the broker-dealer involved, the quality of the service, the difficulty of execution, and the execution capabilities and operational facilities of the firm involved, and the firm’s risk in positioning a block of securities.  Accordingly, the price to a Series in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified, in the judgment of the Sub-Adviser in the exercise of its fiduciary obligations to the Trust, on behalf of a Series, by other aspects of the portfolio execution services offered.  Subject to such policies as the Trust’s Board of Trustees or Manager may determine and consistent with Section 28(e) of the Securities Exchange Act of 1934, the Sub-Adviser shall not be deemed to have acted unlawfully or to have breached any duty created by this Agreement or otherwise solely by reason of its having caused a Series to pay a broker-dealer for effecting a portfolio investment transaction in excess of the amount of commission another broker-dealer would have charged for effecting that transaction, if the Sub-Adviser determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either that particular transaction or the Sub-Adviser’s or the Manager’s overall responsibilities with respect to the Series and to their respective other clients as to which they exercise investment discretion.  The Sub-Adviser will consult with the Manager to the end that portfolio transactions on behalf of a Series are directed to broker-dealers on the basis of criteria reasonably considered appropriate by the Manager.  To the extent consistent with these standards, the Sub-Adviser is further authorized to allocate the orders placed by it on behalf of a Series to the Sub-Adviser if it is registered as a broker-dealer with the SEC, to an affiliated broker-dealer, or to such brokers and dealers who also provide research or statistical material, or other services to the Series, the Sub-Adviser, or an affiliate of the Sub-Adviser.  Such allocation shall be in such amounts and proportions as the Sub-Adviser shall determine consistent with the above standards, and the Sub-Adviser will report on said allocation regularly to the Trust’s Board of Trustees indicating the broker-dealers to which such allocations have been made and the basis therefor.

4.  Disclosure about Sub-Adviser.  The Sub-Adviser has reviewed the most recent Post-Effective Amendment to the Registration Statement for the Trust filed with the SEC that contains disclosure about the Sub-Adviser, and represents and warrants that, with respect to the disclosure about the Sub-Adviser or information relating, directly or indirectly, to the Sub-Adviser, such Registration Statement contains, as of the date hereof, no untrue statement of any material fact and does not omit any statement of a material fact which was required to be stated therein or necessary to make the statements contained therein, in light of the circumstances under which they were made, not misleading.  The Sub-Adviser further represents and warrants that it is a duly registered investment adviser under the Advisers Act and will maintain such registration so long as this Agreement remains in effect.  The Sub-Adviser will provide the Manager with a copy of the Sub-Adviser’s Form ADV, Part II at the time the Form ADV is filed with the SEC.

5.  Expenses.  During the term of this Agreement, the Sub-Adviser will pay all expenses incurred by it and its staff and for their activities in connection with its portfolio management duties under this Agreement.  The Manager or the Trust shall be responsible for all the expenses of the Series’ operations.

6.  Compensation.  For the services provided to each Series, the Manager will pay the Sub-Adviser an annual fee equal to the amount specified for such Series in Schedule A hereto, payable monthly in arrears.  The fee will be appropriately prorated to reflect any portion of a calendar month that this Agreement is not in effect among the parties.  In accordance with the provisions of the Management Agreement, the Manager is solely responsible for the payment of fees to the Sub-Adviser, and the Sub-Adviser agrees to seek payment of its fees solely from the Manager; provided, however, that if the Trust fails to pay the Manager all or a portion of the management fee under said Management Agreement when due, and the amount that was paid is insufficient to cover the Sub-Adviser’s fee under this Agreement for the period in question, then the Sub-Adviser may enforce against the Trust any rights it may have as a third-party beneficiary under the Management Agreement and the Manager will take all steps appropriate under the circumstances to collect the amount due from the Trust.

7.  Compliance.

(a)  The Sub-Adviser agrees to use reasonable compliance techniques as the Manager or the Board of Trustees may adopt, including any written compliance procedures.

(b) The Sub-Adviser agrees that it shall promptly notify the Manager and the Trust (1) in the event that the SEC has censured the Sub-Adviser; placed limitations upon its activities, functions or operations; suspended or revoked its registration as an investment adviser; or has commenced proceedings or an investigation that may result in any of these actions, or (2) upon having a reasonable basis for believing that the Series has ceased to qualify or might not qualify as a regulated investment company under Subchapter M of the Internal Revenue Code.  The Sub-Adviser further agrees to notify the Manager and the Trust promptly of any material fact known to the Sub-Adviser respecting or relating to the Sub-Adviser that is not contained in the Registration Statement or prospectus for the Trust (which describes the Series), or any amendment or supplement thereto, or if any statement contained therein that becomes untrue in any material respect.

(c)  The Manager agrees that it shall promptly notify the Sub-Adviser (1) in the event that the SEC has censured the Manager or the Trust; placed limitations upon either of their activities, functions, or operations; suspended or revoked the Manager’s registration as an investment adviser; or has commenced proceedings or an investigation that may result in any of these actions, or (2) upon having a reasonable basis for believing that the Series has ceased to qualify or might not qualify as a regulated investment company under Subchapter M of the Internal Revenue Code.

8.  Books and Records.  The Sub-Adviser hereby agrees that all records which it maintains for the Series are the property of the Trust and further agrees to surrender promptly to the Trust any of such records upon the Trust’s or the Manager’s request in compliance with the requirements of Rule 31a-3 under the 1940 Act, although the Sub-Adviser may, at its own expense, make and retain a copy of such records.  The Sub-Adviser further agrees to preserve for the periods prescribed by Rule 31a-2 under the 1940 Act the records required to be maintained by Rule 31a-l under the 1940 Act.

9.  Cooperation; Confidentiality.  Each party to this Agreement agrees to cooperate with the other party and with all appropriate governmental authorities having the requisite jurisdiction (including, but not limited to, the SEC) in connection with any investigation or inquiry relating to this Agreement or the Trust.  Subject to the foregoing, the Sub-Adviser shall treat as confidential all information pertaining to the Trust and actions of the Trust, the Manager and the Sub-Adviser, and the Manager shall treat as confidential and use only in connection with the Series all information furnished to the Trust or the Manager by the Sub-Adviser, in connection with its duties under the agreement except that the aforesaid information need not be treated as confidential if required to be disclosed under applicable law, if generally available to the public through means other than by disclosure by the Sub-Adviser or the Manager, or if available from a source other than the Manager, Sub-Adviser or Trust.

10.                               Non-Exclusivity.  The services of the Sub-Adviser to the Series and the Trust are not to be deemed to be exclusive, and the Sub-Adviser shall be free to render investment advisory or other services to others (including other investment companies) and to engage in other activities, provided, however, that the Sub-Adviser may not consult with any other sub-adviser of the Trust concerning transactions in securities or other assets for any investment portfolio of the Trust, including the Series, except that such consultations are permitted between the current and successor sub-advisers of the Series in order to effect an orderly transition of sub-advisory duties so long as such consultations are not concerning transactions prohibited by Section 17(a) of the 1940 Act.

11.  Representations Respecting Sub-Adviser.  The Manager agrees that neither the Manager, nor affiliated persons of the Manager, shall give any information or make any representations or statements in connection with the sale of shares of the Series concerning the Sub-Adviser or the Series other than the information or representations contained in the Registration Statement, prospectus, or statement of additional information for the Trust’s shares, as they may be amended or supplemented from time to time, or in reports or proxy statements for the Trust, or in sales literature or other promotional material approved in advance by the Sub-Adviser, except with the prior permission of the Sub-Adviser.

12.  Control.  Notwithstanding any other provision of the Agreement, it is understood and agreed that the Trust shall at all times retain the ultimate responsibility for and control of all functions performed pursuant to this Agreement and has reserved the right to reasonably direct any action hereunder taken on its behalf by the Sub-Adviser.

13.  Liability.  Except as may otherwise be required by the 1940 Act or the rules thereunder or other applicable law, the Manager agrees that the Sub-Adviser, any affiliated person of the Sub-Adviser, and each person, if any, who, within the meaning of Section 15 of the 1933 Act controls the Sub-Adviser (1) shall bear no responsibility and shall not be subject to any liability for any act or omission respecting any Series of the Trust that is not a Series hereunder, and (2) shall not be liable for, or subject to any damages, expenses, or losses in connection with, any act or omission connected with or arising out of any services rendered under this Agreement, except by reason of willful misfeasance, bad faith, or gross negligence in the performance of the Sub-Adviser’s duties, or by reason of reckless disregard of the Sub-Adviser’s obligations and duties under this Agreement.

14.  Indemnification.

(a)                                 The Manager agrees to indemnify and hold harmless the Sub-Adviser, any affiliated person of the Sub-Adviser, and each person, if any, who, within the meaning of Section 15 of the 1933 Act controls (“controlling person”) the Sub-Adviser (all of such persons being referred to as “Sub-Adviser Indemnified Persons”) against any and all losses, claims, damages, liabilities, or litigation (including legal and other expenses) to which a Sub-Adviser Indemnified Person may become subject under the 1933 Act, the 1940 Act, the Advisers Act, under any other statute, at common law or otherwise, arising out of the Manager’s responsibilities to the Trust which (1) may be based upon the Manager’s negligence, willful misfeasance, or bad faith in the performance of its duties (which could include a negligent action or a negligent omission to act), or by reason of the Manager’s reckless disregard of its obligations and duties under this Agreement, or (2) may be based upon any untrue statement or alleged untrue statement of a material fact contained in the Registration Statement or prospectus covering shares of the Trust or any Series, or any amendment thereof or any supplement thereto, or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, unless such statement or omission was made in reliance upon information furnished to the Manager or the Trust or to any affiliated person of the Manager by a Sub-Adviser Indemnified Person; provided however, that in no case shall the indemnity in favor of the Sub-Adviser Indemnified Person be deemed to protect such person against any liability to which any such person would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of its reckless disregard of obligations and duties under this Agreement.

(b)                                 Notwithstanding Section 12 of this Agreement, the Sub-Adviser agrees to indemnify and hold harmless the Manager, any affiliated person of the Manager, and any controlling person of the Manager (all of such persons being referred to as “Manager Indemnified Persons”) against any and all losses, claims, damages, liabilities, or litigation (including legal and other expenses) to which a Manager Indemnified Person may become subject under the 1933 Act, 1940 Act, the Advisers Act, under any other statute, at common law or otherwise, arising out of the Sub-Adviser’s responsibilities as Sub-Adviser of the Series which (1) may be based upon the Sub-Adviser’s negligence, willful misfeasance, or bad faith in the performance of its duties (which could include a negligent action or a negligent omission to act), or by reason of the Sub-Adviser’s reckless disregard of its obligations and duties under this Agreement, or (2) may be based upon any untrue statement or alleged untrue statement of a material fact contained in the Registration Statement or prospectus covering the shares of the Trust or any Series, or any amendment or supplement thereto, or the omission or alleged omission to state therein a material fact known or which should have been known to the Sub-Adviser and was required to be stated therein or necessary to make the statements therein not misleading, if such a statement or omission was made in reliance upon information furnished to the Manager, the Trust, or any affiliated person of the Manager or Trust by the Sub-Adviser or any affiliated person of the Sub-Adviser; provided, however, that in no case shall the indemnity in favor of a Manager Indemnified Person be deemed to protect such person against any liability to which any such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under this Agreement.

(c)                                  The Manager shall not be liable under Paragraph (a) of this Section 13 with respect to any claim made against a Sub-Adviser Indemnified Person unless such Sub-Adviser Indemnified Person shall have notified the Manager in writing within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon such Sub-Adviser Indemnified Person (or after such Sub-Adviser Indemnified Person shall have received notice of such service on any designated agent), but failure to notify the Manager of any such claim shall not relieve the Manager from any liability which it may have to the Sub-Adviser Indemnified Person against whom such action is brought except to the extent the Manager is prejudiced by the failure or delay in giving such notice.  In case any such action is brought against the Sub-Adviser Indemnified Person, the Manager will be entitled to participate, at its own expense, in the defense thereof or, after notice to the Sub-Adviser Indemnified Person, to assume the defense thereof, with counsel satisfactory to the Sub-Adviser Indemnified Person.  If the Manager assumes the defense of any such action and the selection of counsel by the Manager to represent the Manager and the Sub-Adviser Indemnified Person would result in a conflict of interests and therefore, would not, in the reasonable judgment of the Sub-Adviser Indemnified Person, adequately represent the interests of the Sub-Adviser Indemnified Person, the Manager will, at its own expense, assume the defense with counsel to the Manager and, also at its own expense, with separate counsel to the Sub-Adviser Indemnified Person, which counsel shall be satisfactory to the Manager and to the Sub-Adviser Indemnified Person.  The Sub-Adviser Indemnified Person shall bear the fees and expenses of any additional counsel retained by it, and the Manager shall not be liable to the Sub-Adviser Indemnified Person under this Agreement for any legal or other expenses subsequently incurred by the Sub-Adviser Indemnified Person independently in connection with the defense thereof other than reasonable costs of investigation.  The Manager shall not have the right to compromise on or settle the litigation without the prior written consent of the Sub-Adviser Indemnified Person if the compromise or settlement results, or may result in a finding of wrongdoing on the part of the Sub-Adviser Indemnified Person.

(d)                                 The Sub-Adviser shall not be liable under Paragraph (b) of this Section 13 with respect to any claim made against a Manager Indemnified Person unless such Manager Indemnified Person shall have notified the Sub-Adviser in writing within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon such Manager Indemnified Person (or after such Manager Indemnified Person shall have received notice of such service on any designated agent), but failure to notify the Sub-Adviser of any such claim shall not relieve the Sub-Adviser from any liability which it may have to the Manager Indemnified Person against whom such action is brought except to the extent the Sub-Adviser is prejudiced by the failure or delay in giving such notice.  In case any such action is brought against the Manager Indemnified Person, the Sub-Adviser will be entitled to participate, at its own expense, in the defense thereof or, after notice to the Manager Indemnified Person, to assume the defense thereof, with counsel satisfactory to the Manager Indemnified Person.  If the Sub-Adviser assumes the defense of any such action and the selection of counsel by the Sub-Adviser to represent both the Sub-Adviser and the Manager Indemnified Person would result in a conflict of interests and therefore, would not, in the reasonable judgment of the Manager Indemnified Person, adequately represent the interests of the Manager Indemnified Person, the Sub-Adviser will, at its own expense, assume the defense with counsel to the Sub-Adviser and, also at its own expense, with separate counsel to the Manager Indemnified Person, which counsel shall be satisfactory to the Sub-Adviser and to the Manager Indemnified Person.  The Manager Indemnified Person shall bear the fees and expenses of any additional counsel retained by it, and the Sub-Adviser shall not be liable to the Manager Indemnified Person under this Agreement for any legal or other expenses subsequently incurred by the Manager Indemnified Person independently in connection with the defense thereof other than reasonable costs of investigation.  The Sub-Adviser shall not have the right to compromise on or settle the litigation without the prior written consent of the Manager Indemnified Person if the compromise or settlement results, or may result in a finding of wrongdoing on the part of the Manager Indemnified Person.

15.  Duration and Termination.

(a)                                 With respect to each Series identified as a Series on Schedule A hereto as in effect on the date of this Amendment, unless earlier terminated with respect to any Series this Agreement shall continue in full force and effect through November 30, 2007.  Thereafter, unless earlier terminated with respect to a Series, the Agreement shall continue in full force and effect with respect to each such Series for periods of one year, provided that such continuance is specifically approved at least annually by (i) the vote of a majority of the Board of Trustees of the Trust, or (ii) the vote of a majority of the outstanding voting shares of the Series (as defined in the 1940 Act), and provided that such continuance is also approved by the vote of a majority of the Board of Trustees of the Trust who are not parties to this Agreement or “interested persons” (as defined in the 1940 Act) of the Trust or the Manager, cast in person at a meeting called for the purpose of voting on such approval.

With respect to any Series that was added to Schedule A hereto as a Series after the date of this Amendment, the Agreement shall become effective on the later of (i) the date Schedule A is amended to reflect the addition of such Series as a Series under the Agreement or (ii) the date upon which the shares of the Series are first sold to the public, subject to the condition that the Trust’s Board of Trustees, including a majority of those Trustees who are not interested persons (as such term is defined in the 1940 Act) of the Manager, and the shareholders of such Series, shall have approved this Agreement.  Unless terminated earlier as provided herein with respect to any such Series, the Agreement shall continue in full force and effect for a period of two years from the date of its effectiveness (as identified above) with respect to that Series.  Thereafter, unless earlier terminated with respect to a Series, the Agreement shall continue in full force and effect with respect to each such Series for periods of one year, provided that such continuance is specifically approved at least annually by (i) the vote of a majority of the Board of Trustees of the Trust, or (ii) vote of a majority of the outstanding voting shares of such Series (as defined in the 1940 Act), and provided that such continuance is also approved by the vote of a majority of the Board of Trustees of the Trust who are not parties to this Agreement or “interested persons” (as defined in the 1940 Act) of the Fund or the Manager, cast in person at a meeting called for the purpose of voting on such approval.  However, any approval of this Agreement by the holders of a majority of the outstanding shares (as defined in the 1940 Act) of a Series shall be effective to continue this Agreement with respect to such Series notwithstanding (i) that this Agreement has not been approved by the holders of a majority of the outstanding shares of any other Series or (ii) that this agreement has not been approved by the vote of a majority of the outstanding shares of the Trust, unless such approval shall be required by any other applicable law or otherwise.  Notwithstanding the foregoing, this Agreement may be terminated with respect to any Series covered by this Agreement: (a) by the Manager at any time, upon sixty (60) days’ written notice to the Sub-Adviser and the Trust, (b) at any time without payment of any penalty by the Trust, by the Trust’s Board of Trustees or a majority of the outstanding voting securities of each Series, upon sixty (60) days’ written notice to the Manager and the Sub-Adviser, or (c) by the Sub-Adviser upon three (3) months’ written notice unless the Trust or the Manager requests additional time to find a replacement for the Sub-Adviser, in which case the Sub-Adviser shall allow the additional time requested by the Trust or Manager not to exceed three (3) additional months beyond the initial three-month notice period; provided, however, that the Sub-Adviser may terminate this Agreement at any time without penalty, effective upon written notice to the Manager and the Trust, in the event either the Sub-Adviser (acting in good faith) or the Manager ceases to be registered as an investment adviser under the Advisers Act or otherwise becomes legally incapable of providing investment management services pursuant to its respective contract with the Trust, or in the event the Manager becomes bankrupt or otherwise incapable of carrying out its obligations under this Agreement, or in the event that the Sub-Adviser does not receive compensation for its services from the Manager or the Trust as required by the terms of this agreement.

In the event of termination for any reason, all records of each Series for which the Agreement is terminated shall promptly be returned to the Manager or the Trust, free from any claim or retention of rights in such record by the Sub-Adviser, although the Sub-Adviser may, at its own expense, make and retain a copy of such records.  This Agreement shall automatically terminate in the event of its assignment (as such term is described in the 1940 Act).  In the event this Agreement is terminated or is not approved in the manner described above, the Sections or Paragraphs numbered 8, 9, 10, 11, 12, and 13 of this Agreement shall remain in effect, as well as any applicable provision of this Section numbered 14 and, to the extent that only amounts are owed to the Sub-Adviser as compensation for services rendered while the agreement was in effect, Section 6.

(b)                                 Notices.

Any notice must be in writing and shall be sufficiently given (1) when delivered in person, (2) when dispatched by telegram or electronic facsimile transfer (confirmed in writing by postage prepaid first class air mail simultaneously dispatched), (3) when sent by internationally recognized overnight courier service (with receipt confirmed by such overnight courier service), or (4) when sent by registered or certified mail, to the other party at the address of such party set forth below or at such other address as such party may from time to time specify in writing to the other party.

If to the Trust:

ING Equity Trust

7337 East Doubletree Ranch Road

Scottsdale, Arizona  85258

Attention:  Kimberly A. Anderson

If to the Sub-Adviser:

ING Investment Management Co. LLC

10 State House Square

Hartford, CT  06103-3602

Attention:  Michael Gioffre

16.  Amendments.  No provision of this Agreement may be changed, waived, discharged or terminated orally, but only by an instrument in writing signed by the party against which enforcement of the change, waiver, discharge or termination is sought, and no amendment of this Agreement shall be effective until approved by an affirmative vote of (i) the holders of a majority of the outstanding voting securities of the Series, and (ii) the Trustees of the Trust, including a majority of the Trustees of the Trust who are not interested persons of any party to this Agreement, cast in person at a meeting called for the purpose of voting on such approval, if such approval is required by applicable law.

17.  Miscellaneous.

(a)  This Agreement shall be governed by the laws of the Commonwealth of Massachusetts, provided that nothing herein shall be construed in a manner inconsistent with the 1940 Act, the Advisers Act or rules or orders of the SEC thereunder, and without regard for the conflicts of laws principle thereof.  The term “affiliate”

or “affiliated person” as used in this Agreement shall mean “affiliated person” as defined in Section 2(a)(3) of the 1940 Act.

(b)  The Manager and the Sub-Adviser acknowledge that the Trust enjoys the rights of a third-party beneficiary under this Agreement, and the Manager acknowledges that the Sub-Adviser enjoys the rights of a third party beneficiary under the Management Agreement.

(c)  The captions of this Agreement are included for convenience only and in no way define or limit any of the provisions hereof or otherwise affect their construction or effect.

(d)  To the extent permitted under Section 14 of this Agreement, this Agreement may only be assigned by any party with the prior written consent of the other parties.

(e)  If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of this Agreement shall not be affected thereby, and to this extent, the provisions of this Agreement shall be deemed to be severable.

(f)  Nothing herein shall be construed as constituting the Sub-Adviser as an agent or co-partner of the Manager, or constituting the Manager as an agent or co-partner of the Sub-Adviser.

(g)                                  This agreement may be executed in counterparts.

IN WITNESS WHEREOF, the parties hereto have caused this instrument to be executed as of the day and year first above written.

ING INVESTMENTS, LLC

By:
Michael J. Roland
Executive Vice President

ING INVESTMENT MANAGEMENT CO. LLC

By:

Title:

AMENDED SCHEDULE A

with respect to the

SUB-ADVISORY AGREEMENT

between

ING INVESTMENTS, LLC

and

ING INVESTMENT MANAGEMENT CO. LLC

Series	Annual Sub-Adviser Fee
(as a percentage of average daily net assets allocated to the Sub-Adviser)
ING Value Choice Fund	0.50%

APPENDIX D:  DIRECTORS AND EXECUTIVE OFFICERS OF

ING INVESTMENT MANAGEMENT CO. LLC

230 Park Avenue

New York, NY 10169

Name and Title

Jeffrey T. Becker - Director, Chairman and Chief Executive Officer

Michael J. Gioffre - Chief Compliance Officer

Mark D. Weber - Director and Executive Vice President

Shaun P. Mathews - Director and Executive Vice President

Christine L. Hurtsellers - Director and Chief Investment Officer of fixed income and proprietary investments

Paul Zemsky — Executive Vice President

Daniel L. Wilcox — Chief Financial Officer, Senior Vice President and Treasurer

Gerald T. Lins — General Counsel

D-1

APPENDIX E:  SECURITY OWNERSHIP OF CERTAIN BENEFICIAL AND RECORD OWNERS

The following tables provide information about the persons or entities who, to the knowledge of each Fund, owned beneficially or of record 5% or more of any class of that Fund’s outstanding shares as of December 14, 2012:

ING Value Choice Fund

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Fund		Percentage of Combined Fund After the Reorganization*
[ ]	[ ]% [ ]; [ ]	[ ]	%	[ ]	%
[ ]	[ ]% [ ]; [ ]	[ ]	%	[ ]	%

Large Cap Value Fund (formerly, ING Global Value Choice Fund)

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Fund		Percentage of Combined Fund After the Reorganization*
[ ]	[ ]% [ ]; [ ]	[ ]	%	[ ]	%
[ ]	[ ]% [ ]; [ ]	[ ]	%	[ ]	%

*                 On a pro forma basis, assuming that the value of the shareholder’s interest in the Fund on the date of consummation of the Reorganization is the same as on December 14, 2012.

E-1

PART B

ING Equity Trust

Statement of Additional Information

January 25, 2013

Acquisition of the Assets and Liabilities of: ING Value Choice Fund (A Series of ING Equity Trust) 7337 East Doubletree Ranch Road, Suite100 Scottsdale, Arizona 85258-2034	By and in Exchange for Shares of: ING Large Cap Value Fund (A Series of ING Equity Trust) 7337 East Doubletree Ranch Road, Suite100 Scottsdale, Arizona 85258-2034

This Statement of Additional Information of ING Equity Trust (“SAI”) is available to the shareholders of ING Value Choice Fund (“Value Choice Fund”), a series of ING Equity Trust, in connection with a proposed transaction whereby all of the assets and liabilities of Value Choice Fund will be transferred to ING Large Cap Value Fund (“Large Cap Value Fund”, together with Value Choice Fund, the “Funds”, each a “Fund”), a series of ING Equity Trust, in exchange for shares of Value Choice Fund.

This SAI consists of: (i) this cover page; (ii) the Portfolio Managers’ Report for Large Cap Value Fund; (iii) the accompanying pro forma financial statements; and (iv) the following documents, each of which was filed electronically with the U.S. Securities and Exchange Commission and is incorporated by reference herein:

1.              The SAI for ING Equity Trust dated September 28, 2012, as filed on September 27, 2012 (File No: 811-08817).

2.              The Financial Statements of Value Choice Fund and Large Cap Value Fund included in the Annual Report dated May 31, 2012, as filed on August 2, 2012 and the Semi-Annual Report dated November 30, 2011, as filed on February 3, 2012 (File No: 811-08817).

This SAI is not a prospectus.  A Proxy Statement/Prospectus dated January 25, 2013, relating to the Reorganization of Value Choice Fund may be obtained, without charge, by writing to the ING Funds at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034 or calling 1-800-992-0180.  This SAI should be read in conjunction with the Proxy Statement/Prospectus.

ING LARGE CAP VALUE FUND

Set forth below is an excerpt from the annual report of ING Large Cap Value Fund (the “Fund” or “Large Cap Value”) dated May 31, 2012.

*  *  *  *

Market Perspective:  Year Ended May 31, 2012

At the half way point in our fiscal year, global equities, represented by the MSCI World IndexSM measured in local currencies including net reinvested dividends, were down 10.15%. As bad as this sounds, losses had been almost halved by October’s 8.55% surge based on better economic news from the United States. The gain mostly held through December and gathered new strength in the first quarter 2012, before new doubts arose in April and intensified in May. For the whole fiscal year the MSCI World IndexSM fell 7.75%. (The MSCI World IndexSM returned (11.02)% for the one year ended May 31, 2012, measured in U.S. dollars.)

The more positive data that had started to emerge in October were mainly jobs related, with the employment report showing 103,000 new jobs in September. Improvement continued into 2012, and in March the Bureau of Labor Statistics announced 243,000 jobs created in February, with a three-month average of 245,000 and the unemployment rate down to 8.3%.

Investors’ relief at a healthier labor market was reinforced by the positive results in March of the Federal Reserve’s stress tests on banks. Reported fourth quarter 2011 gross domestic product (“GDP”) growth was much improved at 3.0% (quarter over quarter annualized) and closely watched purchasing managers’ indices were clearly in expansion territory.

But the positive momentum faded. The May employment report showed only 115,000 new jobs created in April, while the paring of the unemployment rate to 8.1% was in part due to workers leaving the workforce. Durable goods orders fell the most in three years in March and barely budged in April. Home prices, represented by the S&P/Case-Shiller 20-City Composite Home Price Index, were still slipping on an annual basis, albeit at a decelerating rate, as sales struggled to gain traction, despite record low mortgage interest rates. On the last day of May, first quarter 2012 GDP growth was revised down to 1.9% and the Chicago Purchasing Managers’ index of manufacturing activity in the Midwest was reported at the lowest since September 2009. The fiscal year ended with investor sentiment very fragile.

The euro zone’s enduring sovereign debt crisis continued to move markets. After months of wrangling, a second huge bailout for Greece to avoid default on maturing bonds was finalized on March 9. As a step towards fiscal union, which would reduce the need for future bailouts, euro zone leaders reached agreement in December on a fiscal-discipline treaty, complete with formal deficit limits and sanctions.

In addition, new European Central Bank (“ECB”) President Draghi announced that the ECB would lend unlimited funds to banks for three years at an interest rate of 1% in Longer Term Refinancing Operations (“LTRO”). On December 21, the ECB loaned €489 billion to 523 banks. At the end of February, 800 banks borrowed a further €530 billion.

LTRO was initially perceived to reduce greatly the risk of banks and the banking system failing in the short term for lack of liquidity. Sentiment and risk appetite improved. Stock markets surged in the first three months of 2012 and peripheral euro zone sovereign bond yields fell.

But disillusionment soon set in, focused on Spain, with its uncompetitive markets, restrictive practices, nearly 25% unemployed and shaky banking system. A growing backlash against fiscal austerity became evident, not just in Spain, Greece, and Italy but in the distinctly non-peripheral Netherlands where the coalition government fell and France, where a Socialist president was elected in May. Back at the periphery, inconclusive May elections in Greece meant further elections in June, now widely seen as a referendum on staying in the euro zone.

In U.S. fixed-income markets, the Barclays Capital U.S. Aggregate Bond Index of investment grade bonds rose 7.12% over the fiscal year. Within this index, the Barclays Capital Corporate Investment Grade Bond sub-index returned 8.37%. Investors saw good value in the sector even as risk appetite ebbed and flowed. The Barclays Capital U.S. Treasury sub-index returned 9.05%, benefiting from waves of risk aversion and wafer-thin short term interest rates. The Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index was volatile but ended up 3.97% for the year.

U.S. equities, represented by the S&P 500® Index including dividends, fell by just 0.41% for the fiscal year, which concealed average monthly movements of 3.92%. Resilient S&P 500® company earnings offset the macro concerns discussed above, with the trailing 12-month operating earnings yield on March 31 estimated at nearly 7%, according to Standard & Poor’s. Sector index returns showed wide disparities, ranging from utilities up 10.66% to energy down 14.76%.

In currencies, the euro zone’s problems finally took their toll on the euro, the dollar appreciating 16.24% over the fiscal year. The pound fell in sympathy with the euro, by 6.91%, due to the U.K.’s close trade ties to the euro zone. But the dollar fell back against the yen by 3.47% despite the Bank of Japan’s announcement in February of a 1% inflation target and promise of strong monetary easing to achieve it.

In international markets, the MSCI Japan® Index lost 13.58% in the fiscal year, most of it in May. The economy struggled to recover from the earthquake and tsunami of March 2011. The Bank of Japan’s February initiatives raised hopes that asset reflation might be under way at last, before concerns about Europe and U.S. growth resurfaced in April. MSCI Europe ex UK® Index slumped 17.81%, the relief from LTRO all too short as fears for the euro loomed large. Sentiment was also depressed by flat to falling GDP and unemployment perched at 10.9%, a euro-era high. The MSCI UK® Index fell 7.49%, like Japan, mostly in May. The economy unexpectedly re-entered recession in the face of slumping construction activity and austerity measures aimed at cutting the budget deficit.

Parentheses denote a negative number.

Past performance does not guarantee future results. The performance quoted represents past performance.

Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Each Fund’s performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.inginvestment.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

BENCHMARK DESCRIPTION

Index	Description
Russell 1000 Value® Index	An unmanaged index that measures the performance of those Russell 1000® securities with lower price-to-book ratios and lower forecasted growth values.

Portfolio Managers’ Report

The Fund seeks long-term growth of capital and current income. The Fund is managed by Robert Kloss and Chris Corapi, Portfolio Managers of ING Investment Management Co. LLC — the Sub-Adviser.*

*

Effective May 18, 2012, the Fund’s name was changed from ING Equity Dividend Fund to ING Large Cap Value Fund and its investments objective and principal investment strategies were changed. Effective May 25, 2012, David Powers was removed as a portfolio manager of the Fund.

Performance: For the one year ended May 31, 2012, the Fund’s Class A shares, excluding sales charges, provided a total return of (1.53)% compared to the Russell 1000® Value Index, which returned (3.88)% for the same period.

Portfolio Specifics: The primary contributor to outperformance during the period was security selection, particularly in the information technology (“IT”) and consumer discretionary sectors. These strong positives were partially offset by negative selection in the industrials and utilities sectors.

The IT sector was the largest contributor to results during the period. Hard disk drive manufacturer Seagate Technology Inc. was an outstanding performer. The company is benefiting from industry supply constraints arising from the Thailand floods, where Seagate was much less exposed than its competitors. What’s more, the computer storage industry is in the process of consolidating from four major producers to only two. We believe Seagate should gain market share and enjoy stronger pricing as a result.

Another IT stock that was favorable to returns was Microsoft Corp. We bought the company because we believed it had an attractive valuation and balance sheet. We believed that the pessimism about the slowdown in PC demand was overdone. The stock did well as its X-Box and Windows 7 products were more successful than anticipated, and PC demand was better than expected. Further, the company has been raising its dividends, which investors have rewarded. More recently, the stock moved higher as investors became more optimistic about the prospects for its upcoming Windows 8 new product cycle.

The consumer discretionary sector was the second-largest contributor to performance. Owning Garmin Ltd. added to returns; the company produces navigation devices for vehicles as well as health care, marine transportation and aircraft. All product areas except vehicle navigation grew, adding to profitability. The company reported results that were much better than expected for the third and fourth quarters of 2011, driven by lower than feared declines in auto GPS revenue and continued strong growth in outdoor and fitness products. The combination of the stabilizing auto business and stronger than expected outdoor/fitness growth led to total company revenue growth of 2.6% in 2011 for a company that the Street previously believed was in secular decline. The prospect of revenue growth in future years drove a higher revaluation.

The Fund’s position in energy company Arch Coal Inc. was unfavorable. The coal market was weak during the period and perceived weakness from China added to underperformance. Depressed prices for natural gas, an alternative fuel, added downward pressure on coal pricing and worsened the weak investor sentiment. We trimmed our position in Arch but continue to hold it as we believe that the acquisition they made last year helps Arch further balance its diversified coal portfolio, especially in the structurally undersupplied met coal markets. We believe that Arch continues to hold a strong competitive position and will benefit from improving global demand for electricity generation, industrial production and steel-making.

A position in Harsco Corp., a provider of industrial services and engineered products for global industries, was unfavorable for returns. The infrastructure and industrials businesses were worse than expected, particularly in the U.K. and Europe. The weak business environment hurt Harsco’s cash flows more than expected. We have sold this position from the Fund.

A position in thrift bank First Niagara Financial Group Inc. also was unfavorable for returns. The bank acquired more than 170 retail branch locations from HSBC and had to issue equity to pay for those purchases. The timing of the equity issue coincided with the market slide and the stock saw a heavy sell-off. Nonetheless, we believe that the acquisitions will be synergistic and will add to future profitability and cash flows.

Current Strategy and Outlook: Some of the sectors that look attractive based on our bottom-up stock selection include consumer discretionary and materials. At this time, we are not able to find many industrial or financial stocks with attractive valuations and are underweight these sectors. Going forward, we believe that investors will continue to demand dividends as they search for income and for funds with potential downside protection.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this Fund is based only on the outlook of its portfolio managers through the end of this period, and may differ from that presented for other ING Funds. Performance for the different classes of shares will vary based on differences in fees associated with each class.

Sector Diversification
as of May 31, 2012
(as a percentage of net assets)

Financials	23.0%
Health Care	12.0%
Consumer Discretionary	11.7%
Energy	11.7%
Consumer Staples	7.4%
Information Technology	7.1%
Industrials	7.1%
Utilities	6.5%
Telecommunication Services	4.6%
Materials	3.6%
Exchange-Traded Funds	2.1%
Assets in Excess of Other Liabilities*	3.2%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Top Ten Holdings
as of May 31, 2012*
(as a percentage of net assets)

ExxonMobil Corp.	4.6%
Pfizer, Inc.	3.9%
Procter & Gamble Co.	3.8%
AT&T, Inc.	3.6%
Merck & Co., Inc.	3.1%
Wells Fargo & Co.	3.1%
Intel Corp.	2.9%
Chevron Corp.	2.8%
JPMorgan Chase & Co.	2.4%
iShares Russell 1000 Value Index Fund	2.1%

* Excludes short-term investments.

Portfolio holdings are subject to change daily.

Average Annual Total Returns for the Periods Ended May 31, 2012

	1 Year	Since Inception of Class A December 18, 2007		Since Inception of Class B February 20, 2008		Since Inception of Class C February 19, 2008		Since Inception of Class I March 31, 2010		Since Inception of Class W June 1, 2009
Including Sales Charge:
Class A(1)	(7.21)%	1.05%		—		—		—		—
Class B(2)	(6.99)%	—		2.87%		—		—		—
Class C(c)	(3.25)%	—		—		3.55%		—		—
Class I	(1.22)%	—		—		—		7.74%		—
Class W	(1.29)%	—		—		—		—		14.53%
Excluding Sales Charge:
Class A	(1.53)%	2.40%		—		—		—		—
Class B	(2.27)%	—		3.29%		—		—		—
Class C	(2.31)%	—		—		3.55%		—		—
Class I	(1.22)%	—		—		—		7.74%		—
Class W	(1.29)%	—		—		—		—		14.53%
Russell 1000® Value Index	(3.88)%	(2.18	)%(4)	(0.31	)%(5)	(0.31	)%(5)	5.56	%(6)	13.66%

Based on a $10,000 initial investment, the graph and table above illustrate the total return of Large Cap Value against the index indicated. An index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund’s performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.inginvestment.com or call (800) 992-0180 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1)              Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)              Reflects deduction of the Class B deferred sales charge of 5% and 3% for the 1 year and since inception returns.

(3)              Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4)              Since inception performance for index is shown from January 1, 2008.

(5)              Since inception performance for index is shown from March 1, 2008.

(6)              Since inception performance for index is shown from April 1, 2010.

PRO FORMA FINANCIAL STATEMENTS

In connection with a proposed transaction whereby all of the assets and liabilities of Value Choice Fund will be transferred to Large Cap Value Fund, in exchange for shares of Large Cap Value Fund, shown below are financial statements for each Fund and Pro Forma Financial Statements for the combined Fund, assuming the Reorganization is consummated, as of May 31, 2012. The first table presents Statements of Assets and Liabilities for each Fund and estimated pro forma figures for the combined Fund.  The second table presents Statements of Operations for each Fund and estimated pro forma figures for the combined Fund.  The third table presents Portfolio of Investments for each Fund and estimated pro forma figures for the combined Fund.  The tables are followed by the Notes to the Pro Forma Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES as of May 31, 2012 (Unaudited)

	ING Value Choice Fund	ING Large Cap Value Fund	Pro Forma Adjustments		Pro Forma Combined
ASSETS:
Investments in securities at value +*	$476,646,524	$221,389,154	$—		$698,035,678
Short-term investments at value**	55,099,275	7,533,000	—		$62,632,275
Total Investments at fair value	531,745,799	228,922,154	—		760,667,953
Cash	455,188	235	—		455,423
Receivables:
Investment securities sold	1,561,945	454,649	—		2,016,594
Fund shares sold	999,547	1,494,682	—		2,494,229
Dividends and interest	1,860,798	766,149	—		2,626,947
Prepaid expenses	53,217	36,243	—		89,460
Reimbursement due from manager	198,987	18,052	356,900	(A)	573,939
Total assets	536,875,481	231,692,164	356,900		768,924,545

LIABILITIES:
Payable for investment securities purchased	180,878	1,582,350	—		1,763,228
Payable for fund shares redeemed	4,037,562	1,232,189	—		5,269,751
Payable upon receipt for securities loaned	21,285,972	—	—		21,285,972
Payable to affiliates	663,685	165,048	—		828,733
Payable for trustee fees	4,218	880	—		5,098
Other accrued expenses and liabilities	359,780	25,765	356,900	(A)	742,445
Total liabilities	26,532,095	3,006,232	356,900		29,895,227
NET ASSETS	$510,343,386	$228,685,932	$—		$739,029,318

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$584,568,298	$212,878,703	$—		$797,447,001
Distributions in excess of net investment income	821,473	989,296	—		1,810,769
Accumulated net realized loss	(14,672,571)	6,226,189	—		(8,446,382)
Net unrealized appreciation (depreciation)	(60,373,814)	8,591,744	—		(51,782,070)
NET ASSETS	$510,343,386	$228,685,932	$—		$739,029,318

+ Including securities loaned at value	$20,566,501	$—	$—		$20,566,501
* Cost of investments in securities	$537,020,338	$212,797,410	$—		$749,817,748
** Cost of short-term investments	$55,099,275	$7,533,000	$—		$62,632,275

Class A:
Net Assets	$274,801,210	$32,434,594	$—		$307,235,804
Shares authorized	unlimited	unlimited			unlimited
Par value	$0.010	$0.010			$0.010
Shares outstanding	20,716,012	3,284,074	7,097,876	(B)	31,097,962
Net asset value and redemption price per share	$13.27	$9.88			$9.88
Maximum offering price per share (5.75%) (1)	$14.08	$10.48			$10.48

Class B:
Net Assets	$9,713,676	$566,736	$—		$10,280,412
Shares authorized	unlimited	unlimited			unlimited
Par value	$0.010	$0.010			$0.010
Shares outstanding	738,770	57,632	249,396	(B)	1,045,798

Net asset value and redemption price per share ᵻ	$13.15	$9.83			$9.83

Class C:
Net Assets	$113,842,224	$12,095,443	$—		$125,937,667
Shares authorized	unlimited	unlimited			unlimited
Par value	$0.010	$0.010			$0.010
Shares outstanding	8,721,063	1,227,539	2,836,523	(B)	12,785,125
Net asset value and redemption price per share ᵻ	$13.05	$9.85			$9.85

Class I:
Net Assets	$66,842,442	$177,157,498	$—		$243,999,940
Shares authorized	unlimited	unlimited			unlimited
Par value	$0.010	$0.010			$0.010
Shares outstanding	4,995,441	17,061,621	1,444,101	(B)	23,501,163
Net asset value and redemption price per share	$13.38	$10.38			$10.38

Class O
Net assets	$5,341,113	$ n/a	$—		$5,341,113
Shares authorized	unlimited	n/a			unlimited
Par value	$0.010	$ n/a			$0.010
Shares outstanding	405,432	n/a	—		405,432
Net asset value and redemption price per share	$13.17	$ n/a			$13.17

Class R
Net assets	$ n/a	$86,673	$—		$86,673
Shares authorized	n/a	unlimited			unlimited
Par value	$ n/a	$0.010			$0.010
Shares outstanding	n/a	8,776	—		8,776
Net asset value and redemption price per share	$ n/a	$9.88			$9.88

Class W
Net assets	$39,802,721	$6,344,988	$—		$46,147,709
Shares authorized	unlimited	unlimited			unlimited
Par value	$0.010	$0.010			$1.000
Shares outstanding	2,746,507	612,598	1,095,454	(B)	4,454,559
Net asset value and redemption price per share	$14.49	$10.36			$10.36

(A)                     Reflects adjustment for estimated one time merger expenses and project costs (See Note 4 in Notes to Unaudited Pro Forma Financial Statements).

(B)                     Reflects new shares issued, net of retired shares of ING Value Choice Fund.  (Calculation:  Net Assets ÷ NAV per share)

(1)                       Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $100,000 or more, the offering price is reduced.

ᵻ                             Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to the Pro Forma Financial Statements

STATEMENTS OF OPERATIONS for the year ended May 31, 2012 (Unaudited)

	ING Value Choice Fund	ING Large Cap Value Fund	Pro Forma Adjustments		Pro Forma Combined
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$17,607,544	$6,139,243	$—		$23,746,787
Interest	1,745,926	—	—		1,745,926
Securities lending income, net	79,805	—	—		79,805
Total investment income	19,433,275	6,139,243	—		25,572,518

EXPENSES:
Investment management fees	7,592,512	1,144,571	(2,109,073	)(A)	6,628,010
Distribution and service fees:
Class A	1,132,628	50,974	13.09	(A)	1,183,615
Class B	153,980	4,394	19.32	(A)	158,393
Class C	1,822,592	69,799	(11.19	)(A)	1,892,380
Class O	16,768	—	(0.50	)(A)	16,767
Class R	—	31	8.60	(A)	40
Transfer agent fees:
Class A	746,364	19,511	(312,830.03	)(A)	453,045
Class B	25,419	429	(10,383.56	)(A)	15,464
Class C	304,049	6,644	(130,561.89	)(A)	180,131
Class I	169,598	9,661	(161,070.20	)(A)	18,189
Class O	11,483	—	(4,776.00	)(A)	6,707
Class R	—	5	2.92	(A)	8
Class W	97,653	2,893	(39,220.53	)(A)	61,325
Administrative service fees	843,599	176,085	(6.68	)(A)	1,019,677
Shareholder reporting expense	100,099	11,808	(43,528.95	)(A)	68,378
Registration fees	155,593	103,493	340,223.79	(A)	599,310
Professional fees	134,128	27,624	(1,786.27	)(A)	159,966
Custody and accounting expense	331,305	32,939	(173,500.03	)(A)	190,744
Trustee fees and expenses	25,308	5,283	1.93	(A)	30,593
Miscellaneous expense	59,820	10,339	(10,287.67	)(A)	59,871
Interest expense	—	553	2,649.33	(A)	3,202
Total expenses	13,722,898	1,677,036	(2,654,118)		12,745,816
Net waived and reimbursed fees	(912,802)	(110,790)	334,492	(A)	(689,100)
Brokerage commission recapture	(92,698)	—	—		(92,698)
Net expenses	12,717,398	1,566,246	(2,319,626)		11,964,018
Net investment income	6,715,877	4,572,997	2,319,626		13,608,500

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	14,187,421	6,636,180	—		20,823,601
Foreign currency related transactions	(178)	2,625	—		2,447
Net realized gain (loss)	14,187,243	6,638,805	—		20,826,048
Net change in unrealized appreciation or depreciation on:
Investments	(170,729,101)	(7,587,631)	—		(178,316,732)
Foreign currency related transactions	—	(93)	—		(93)
Net change in unrealized appreciation or depreciation	(170,729,101)	(7,587,724)	—		(178,316,825)
Net realized and unrealized gain	(156,541,858)	(948,919)	—		(157,490,777)
Increase (decrease) in net assets resulting from operations	$(149,825,981)	$3,624,078	$2,319,626		$(143,882,277)

*Foreign taxes withheld	$741,511	$55,995	$—		$797,506

(A) Reflects adjustment in expenses due to effects of new contractual rates

See Accompanying Notes to the Pro Forma Financial Statements

PORTFOLIO OF INVESTMENTS as of May 31, 2012 (Unaudited)

ING Value Choice Fund	ING Large Cap Value Fund	Pro-forma			ING Value Choice Fund	ING Large Cap Value Fund	Pro-forma
Shares	Shares	Shares			Value	Value	Value

		COMMON STOCK:
				Consumer Discretionary:
376,080	—	376,080		Best Buy Co., Inc.	$7,040,217	$—	$7,040,217
—	92,400	92,400		CBS Corp. - Class B	—	2,949,408	2,949,408
—	163,000	163,000		Comcast Corp. – Class A	—	4,712,330	4,712,330
—	77,342	77,342	@	Delphi Automotive PLC	—	2,245,238	2,245,238
—	72,400	72,400		Foot Locker, Inc.	—	2,297,976	2,297,976
—	152,700	152,700		Lowe’s Cos., Inc.	—	4,080,144	4,080,144
—	74,600	74,600		Macy’s, Inc.	—	2,838,530	2,838,530
—	150,800	150,800		Newell Rubbermaid, Inc.	—	2,774,720	2,774,720
—	146,482	146,482		Regal Entertainment Group	—	2,014,128	2,014,128
38,667	—	38,667		Time Warner Cable, Inc.	2,915,492	—	2,915,492
—	57,400	57,400		Wyndham Worldwide Corp.	—	2,858,520	2,858,520
					9,955,709	26,770,994	36,726,703

				Consumer Staples:
—	97,200	97,200		Altria Group, Inc.	—	3,128,868	3,128,868
323,522	—	323,522		Archer-Daniels-Midland Co.	10,313,881	—	10,313,881
—	85,300	85,300		Coca-Cola Enterprises, Inc.	—	2,333,808	2,333,808
—	35,600	35,600		JM Smucker Co.	—	2,725,536	2,725,536
320,000	—	320,000		Kroger Co.	7,043,200	—	7,043,200
—	139,900	139,900		Procter & Gamble Co.	—	8,714,371	8,714,371
476,566	—	476,566	@	Smithfield Foods, Inc.	9,374,053	—	9,374,053
348,805	—	348,805		Walgreen Co.	10,645,529	—	10,645,529
128,274	—	128,274		Wal-Mart Stores, Inc.	8,442,995	—	8,442,995
					45,819,658	16,902,583	62,722,241

				Energy:
1,414,500	121,500	1,536,000		Arch Coal, Inc.	8,967,930	770,310	9,738,240
921,180	—	921,180		Cameco Corp.	17,659,021	—	17,659,021
—	64,600	64,600		Chevron Corp.	—	6,350,826	6,350,826
270,260	—	270,260		Consol Energy, Inc.	7,588,901	—	7,588,901
86,525	—	86,525		Devon Energy Corp.	5,149,968	—	5,149,968
—	27,900	27,900		Diamond Offshore Drilling	—	1,623,222	1,623,222
—	82,600	82,600		EnCana Corp.	—	1,642,914	1,642,914
—	32,500	32,500	@	Ensco PLC	—	1,459,575	1,459,575
—	134,700	134,700		ExxonMobil Corp.	—	10,591,461	10,591,461
892,000	—	892,000		Gazprom OAO ADR	7,818,380	—	7,818,380
243,720	—	243,720		Peabody Energy Corp.	5,693,299	—	5,693,299
—	35,600	35,600		Royal Dutch Shell PLC - Class A ADR	—	2,213,608	2,213,608
91,265	—	91,265	@	Southwestern Energy Co.	2,558,157	—	2,558,157
—	90,800	90,800		Statoil ASA ADR	—	2,061,160	2,061,160

713,800	—	713,800		Talisman Energy, Inc.	7,494,900	—	7,494,900
61,738	—	61,738		Transocean Ltd.	2,520,763	—	2,520,763
689,689	—	689,689	@	Weatherford International Ltd.	8,283,165	—	8,283,165
					73,734,484	26,713,076	100,447,560

				Financials:
107,999	—	107,999		Ageas ADR	170,790	—	170,790
—	104,300	104,300		AllianceBernstein Holding LP	—	1,345,470	1,345,470
372,826	—	372,826	@	American International Group, Inc.	10,879,063	—	10,879,063
—	48,400	48,400		Ameriprise Financial, Inc.	—	2,319,328	2,319,328
188,200	—	188,200	@	Aon PLC	8,751,300	—	8,751,300
206,006	70,400	276,406		Axis Capital Holdings Ltd.	6,777,597	2,316,160	9,093,757
—	103,800	103,800		BB&T Corp.	—	3,136,836	3,136,836
—	97,400	97,400		Blackstone Group LP	—	1,172,696	1,172,696
—	56,200	56,200		Citigroup, Inc.	—	1,489,862	1,489,862
111,151	—	111,151		CNA Financial Corp.	3,162,246	—	3,162,246
147,000	—	147,000		Endurance Specialty Holdings Ltd.	5,741,820	—	5,741,820
—	50,700	50,700		Entertainment Properties Trust	—	2,092,389	2,092,389
—	171,900	171,900		Fifth Third Bancorp.	—	2,294,865	2,294,865
—	219,100	219,100		First Niagara Financial Group, Inc.	—	1,768,137	1,768,137
—	167,700	167,700		JPMorgan Chase & Co.	—	5,559,255	5,559,255
291,000	—	291,000		Loews Corp.	11,316,990	—	11,316,990
—	239,600	239,600		MFA Mortgage Investments, Inc.	—	1,825,752	1,825,752
142,025	—	142,025		Northern Trust Corp.	6,132,640	—	6,132,640
996,127	—	996,127		Old Republic International Corp.	9,831,773	—	9,831,773
—	205,500	205,500		People’s United Financial, Inc.	—	2,389,965	2,389,965
—	51,300	51,300		PNC Financial Services Group, Inc.	—	3,150,846	3,150,846
—	48,700	48,700		Prudential Financial, Inc.	—	2,262,115	2,262,115
2,165,105	—	2,165,105		Sumitomo Mitsui Trust Holdings, Inc. ADR	5,282,856	—	5,282,856
—	48,800	48,800		Travelers Cos., Inc.	—	3,049,512	3,049,512
502,200	—	502,200	@	UBS AG	5,715,036	—	5,715,036
—	141,000	141,000		US Bancorp.	—	4,386,510	4,386,510
—	93,900	93,900		Weingarten Realty Investors	—	2,401,962	2,401,962
—	217,900	217,900		Wells Fargo & Co.	—	6,983,695	6,983,695
—	127,000	127,000		XL Group PLC	—	2,593,340	2,593,340
					73,762,111	52,538,695	126,300,806

				Health Care:
—	47,400	47,400		Abbott Laboratories	—	2,928,846	2,928,846
—	54,700	54,700		Aetna, Inc.	—	2,236,683	2,236,683
—	31,100	31,100		Baxter International, Inc.	—	1,574,282	1,574,282
—	57,600	57,600		Cardinal Health, Inc.	—	2,383,488	2,383,488
908,000	—	908,000	@, L	Dendreon Corp.	6,356,000	—	6,356,000
199,000	—	199,000		Eli Lilly & Co.	8,149,050	—	8,149,050
253,738	—	253,738	@	Forest Laboratories, Inc.	8,880,830	—	8,880,830
—	60,300	60,300		Medtronic, Inc.	—	2,221,452	2,221,452
—	190,900	190,900		Merck & Co., Inc.	—	7,174,022	7,174,022
—	410,900	410,900		Pfizer, Inc.	—	8,986,383	8,986,383

141,000	—	141,000		Teva Pharmaceutical Industries Ltd. ADR	5,525,790	—	5,525,790
88,000	—	88,000		Zimmer Holdings, Inc.	5,337,200	—	5,337,200
					34,248,870	27,505,156	61,754,026

				Industrials:
187,076	—	187,076		Alliant Techsystems, Inc.	9,157,370	—	9,157,370
—	37,300	37,300		Boeing Co.	—	2,596,453	2,596,453
—	49,600	49,600		Cooper Industries PLC	—	3,496,800	3,496,800
—	41,900	41,900		Dover Corp.	—	2,369,864	2,369,864
1,498,000	—	1,498,000	@	Finmeccanica SpA ADR	2,396,800	—	2,396,800
—	52,700	52,700		General Dynamics Corp.	—	3,373,327	3,373,327
35,957	—	35,957		Lockheed Martin Corp.	2,977,240	—	2,977,240
72,167	—	72,167		Manpower, Inc.	2,594,403	—	2,594,403
201,805	—	201,805	@	Shaw Group, Inc.	5,125,847	—	5,125,847
431,002	—	431,002		Skywest, Inc.	3,038,564	—	3,038,564
982,852	—	982,852		Southwest Airlines Co.	8,875,154	—	8,875,154
—	39,000	39,000		Union Pacific Corp.	—	4,344,600	4,344,600
					34,165,378	16,181,044	50,346,422

				Information Technology:
—	4,300	4,300	@	Apple, Inc.	—	2,484,239	2,484,239
—	246,000	246,000		Applied Materials, Inc.	—	2,541,180	2,541,180
505,124	—	505,124		Cisco Systems, Inc.	8,248,675	—	8,248,675
303,051	—	303,051		Computer Sciences Corp.	8,073,278	—	8,073,278
406,688	—	406,688		Corning, Inc.	5,282,877	—	5,282,877
527,889	—	527,889	@	Ingram Micro, Inc.	9,412,261	—	9,412,261
—	259,000	259,000		Intel Corp.	—	6,692,560	6,692,560
—	69,000	69,000		Jabil Circuit, Inc.	—	1,319,970	1,319,970
447,890	113,700	561,590		Microsoft Corp.	13,073,909	3,318,903	16,392,812
110,318	—	110,318	@	Tech Data Corp.	5,252,240	—	5,252,240
154,497	—	154,497	@	Western Digital Corp.	4,849,661	—	4,849,661
					54,192,901	16,356,852	70,549,753

				Materials:
496,036	—	496,036		Barrick Gold Corp.	19,375,166	—	19,375,166
—	46,900	46,900		EI Du Pont de Nemours & Co.	—	2,263,394	2,263,394
—	58,400	58,400		Freeport-McMoRan Copper & Gold, Inc.	—	1,871,136	1,871,136
370,600	—	370,600		Impala Platinum Holdings Ltd. ADR	5,688,710	—	5,688,710
136,791	—	136,791		Kinross Gold Corp.	1,090,224	—	1,090,224
169,511	—	169,511		Mosaic Co/The	8,082,285	—	8,082,285
568,700	—	568,700		Newcrest Mining Ltd. ADR	13,643,113	—	13,643,113
429,336	—	429,336		Newmont Mining Corp.	20,247,486	—	20,247,486
1,049,131	—	1,049,131	@, L	Novagold Resources, Inc.	5,938,081	—	5,938,081
—	67,900	67,900		Nucor Corp.	—	2,428,104	2,428,104
—	63,300	63,300		Packaging Corp. of America	—	1,698,339	1,698,339
337,211	—	337,211	@	Silver Standard Resources, Inc.	3,709,321	—	3,709,321
965,485	—	965,485		Stora Enso OYJ ADR	5,207,826	—	5,207,826
					82,982,212	8,260,973	91,243,185

				Telecommunication:
—	240,900	240,900		AT&T, Inc.	—	8,231,553	8,231,553
—	58,688	58,688		CenturyTel, Inc.	—	2,301,743	2,301,743
452,635	—	452,635		KT Corp. ADR	5,273,198	—	5,273,198
344,363	—	344,363	@	NII Holdings, Inc.	3,967,062	—	3,967,062
290,000	—	290,000		SK Telecom Co., Ltd. ADR	3,230,600	—	3,230,600
131,500	—	131,500		Telekomunikasi Indonesia Tbk PT ADR	4,281,640	—	4,281,640
647,950	—	647,950	@	Turkcell Iletisim Hizmet AS	7,017,298	—	7,017,298
494,046	—	494,046	L	Vivendi SA ADR	7,944,260	—	7,944,260
					31,714,058	10,533,296	42,247,354

				Utilities:
—	163,900	163,900		CenterPoint Energy, Inc.	—	3,315,697	3,315,697
780,675	—	780,675	L	Centrais Eletricas Brasileiras SA ADR	7,010,461	—	7,010,461
—	37,100	37,100		DTE Energy Co.	—	2,108,393	2,108,393
2,023,500	—	2,023,500		EDF SA ADR	7,365,540	—	7,365,540
—	47,300	47,300		Entergy Corp.	—	3,052,269	3,052,269
301,920	—	301,920		Exelon Corp.	11,165,002	—	11,165,002
2,882,900	—	2,882,900		Federal Hydrogenerating Co. JSC ADR	6,774,815	—	6,774,815
—	144,500	144,500		Great Plains Energy, Inc.	—	2,878,440	2,878,440
162,000	—	162,000	@, L, X	Mirant Corp.	—	—	—
—	121,900	121,900		UGI Corp.	—	3,496,092	3,496,092
					32,315,818	14,850,891	47,166,709

				Total Common Stock ( Cost $ 737,147,904 )	472,891,199	216,613,560	689,504,759

		EXCHANGE-TRADED FUNDS:
			Mutual Funds:
—	73,066	73,066	iShares Russell 1000 Value Index Fund		—	4,775,594	4,775,594

			Total Exchange-Traded Funds ( Cost $ 4,763,145 )		—	4,775,594	4,775,594

Principal amount†	Principal amount†				Value	Value	Value

		COPORATE BONDS/NOTES:
			Energy:
9,330,000	—	9,330,000	USEC, Inc.		$3,755,325	$—	$3,755,325

			Total Corporate Bonds/Notes ( Cost $ 7,906,699 )		3,755,325	—	3,755,325

			Total Long-Term Investments ( Cost $ 749,817,748 )		476,646,524	221,389,154	698,035,678

		SHORT-TERM INVESTMENTS:
			Securities Lending Collateral cc(1):
1,064,296	—	1,064,296	Deutsche Bank AG, Repurchase Agreement dated 05/31/12, 0.20%, due 06/01/12 (Repurchase Amount $1,064,302, collateralized by various U.S. Government Securities, 0.250%-4.125%, Market Value plus accrued interest $1,085,590, due 05/31/13-08/31/18)	1,064,296	—	1,064,296
5,055,419	—	5,055,419	UBS Warburg LLC, Repurchase Agreement dated 05/31/12, 0.21%, due 06/01/12 (Repurchase Amount $5,055,448, collateralized by various U.S. Government Agency Obligations, 2.500%- 5.500%, Market Value plus accrued interest $5,156,530, due 08/01/25-03/01/42)	5,055,419	—	5,055,419
5,055,419	—	5,055,419	Citigroup, Inc., Repurchase Agreement dated 05/31/12, 0.21%, due 06/01/12 (Repurchase Amount $5,055,448, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-5.500%, Market Value plus accrued interest $5,156,527, due 06/14/12-05/20/42)	5,055,419	—	5,055,419
5,055,419	—	5,055,419	Mizuho Securities USA Inc., Repurchase Agreement dated 05/31/12, 0.23%, due 06/01/12 (Repurchase Amount $5,055,451, collateralized by various U.S. Government Agency Obligations, 2.906%- 8.500%, Market Value plus accrued interest $5,156,531, due 02/01/18-03/01/42)	5,055,419	—	5,055,419
5,055,419	—	5,055,419	Merrill Lynch & Co., Inc., Repurchase Agreement dated 05/31/12, 0.21%, due 06/01/12 (Repurchase Amount $5,055,448, collateralized by various U.S. Government Agency Obligations, 2.146%- 5.500%, Market Value plus accrued interest $5,156,527, due 06/01/35-05/01/42)	5,055,419	—	5,055,419
				21,285,972	—	21,285,972

			Mutual Funds:
33,813,303	7,533,000	41,346,303	BlackRock Liquidity Funds, TempFund, Institutional Class	33,813,303	7,533,000	41,346,303

			Total Short-Term Investments (Cost $ 62,632,275)	55,099,275	7,533,000	62,632,275

			Total Investments in Securities (Cost $ 812,450,023) *	$531,745,799	$228,922,154	$760,667,953
			Other Assets and Liabilities – Net	(21,402,413)	(236,222)	(21,638,635)
			Net Assets	$510,343,386	$228,685,932	$739,029,318

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	L	Loaned security, a portion or all of the security is on loan at May 31, 2012.
	X	Fair value determined by ING Funds Valuation Committee, appointed by the Funds’ Board of Directors/Trustees.
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

			* Cost for federal income tax purposes is:	$594,755,463	$221,154,037	$815,909,500
			Net unrealized appreciation consists of:
			Gross Unrealized Appreciation	$28,768,667	$16,504,331	$45,272,998
			Gross Unrealized Depreciation	(91,778,331)	(8,736,215)	(100,514,545)
			Net Unrealized Appreciation	$(63,009,664)	$7,768,117	$(55,241,547)

	ING Value Choice Fund	ING Large Cap Value Fund	Pro-forma
Asset Table
Investments, at value
Level 1 - Quoted Prices	$506,533,712	$228,922,154	$735,455,866
Level 2 - Other Significant Observable Inputs	25,212,087	—	25,212,087
Level 3 - Significant Unobservable Inputs	—	—	—
Total Investments, at value	$531,745,799	$228,922,154	$760,667,953

“Fair Value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

See Accompanying Notes to the Pro Forma Financial Statements

NOTES TO PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

Note 1 – Basis of Combination:

The Board of Trustees (“Board”) of ING Value Choice Fund (“Value Choice”) and ING Large Cap Value Fund (“Large Cap Value”) (each a “Fund” and collectively, the “Funds”), approved an Agreement and Plan of Reorganization dated March 14, 2013, (the “Plan”) whereby, subject to approval by the shareholders of Value Choice, Large Cap Value will acquire all of the assets of Value Choice, subject to the liabilities of such Fund, in exchange for Large Cap Value issuing shares of such fund to shareholders of Value Choice in a number equal in value to net assets of Value Choice (the “Merger”).

The Merger will be accounted for as a tax-free merger of investment companies with Large Cap Value remaining as both the tax and accounting survivor.  The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the reorganization(s) occurred at May 31, 2012.  The unaudited pro forma Portfolio of Investments and Statement of Assets and Liabilities reflect the financial position of Value Choice and Large Cap Value at May 31, 2012.  The unaudited pro forma Statement of Operations reflects the results of operations of Value Choice and Large Cap Value for the twelve-months ended May 31, 2012.  These statements have been derived from the Funds’ respective books and records utilized in calculating daily net asset value at the date indicated above for Value Choice and Large Cap Value under U.S. generally accepted accounting principles for investment companies. The unaudited pro forma Portfolio of Investments reflects the pro forma combined portfolio holdings of Value Choice and Large Cap Value as of May 31, 2012. This unaudited pro forma Portfolio of Investments reflects management’s anticipation that most portfolio transitioning, including the sale of most holdings of Value Choice and the purchases of assets Large Cap Value may hold or wish to hold, will take place shortly prior to the closing date of the Mergers. The historical cost of investment securities will be carried forward to the surviving entity and the results of operations of Large Cap Value for pre-combination periods will not be restated.

The unaudited pro forma Portfolio of Investments, and Statement of Assets and Liabilities and Statement of Operations should be read in conjunction with the historical financial statements of each Fund, which are incorporated by reference in the Statement of Additional Information.

Note 2 – Security Valuation:

Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ will be valued at the NASDAQ official closing price.  Fund securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by a Fund’s custodian. Debt securities are valued at bid prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on a Fund’s valuation procedures. U.S. Government obligations are valued by using market quotations or independent pricing services that use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.  Securities for which market quotations are not readily available are valued at their fair values as determined in good faith and in accordance with policies set by the Board of each Fund.  Among elements of analysis, the Board has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities in light of significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time a Fund calculates its net asset value. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Note 3 – Capital Shares:

The unaudited pro forma net asset value per share assumes additional shares of common Large Cap Value issued in connection with the proposed acquisition of Value Choice by Large Cap Value as of May 31, 2012.  The number of additional shares issued was calculated by dividing the net assets of each class of Value Choice by the respective class net asset value per share of Large Cap Value.

Note 4 – Merger Costs:

ING Investments, LLC (or an affiliate) will bear the costs associated with obtaining shareholder approval, including, but not limited to, vote solicitation and SEC filings.

Merger costs to be incurred by ING Investments, LLC are estimated at approximately $356,900. These costs represent the estimated expenses of the Fund carrying out its obligations under the Plan and consist of management’s estimate of legal fees, accounting fees, printing costs and mailing charges related to the proposed merger.

Note 5 – Use of Estimates in Preparation of Pro Forma Financial Statements:

Management of the Funds has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with U.S. generally accepted accounting principles for investment companies.  Actual results could differ from these estimates.

Note 6 – Federal Income Taxes:

It is the policy of the Funds to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders.  Therefore, no federal income tax provision is required. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.  A portion of the amount of these capital loss carryforwards may be limited in the future.

ING
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258-2034

3 EASY WAYS TO VOTE YOUR PROXY
VOTE BY PHONE: Call toll-free 877-907-7646 and follow the recorded instructions.
VOTE ON THE INTERNET: Log on to proxyvote.com and follow the on-line directions.
VOTE BY MAIL: Check the appropriate boxes on the reverse side of the Proxy Ballot, sign and date the Proxy Ballot and return in the envelope provided.
If you vote via phone or the Internet, you do not need to return your Proxy Ballot.
PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS
TO BE HELD ON March 14, 2013

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

Important Notice Regarding the Availability of Proxy Materials for the Meeting to Be Held on March 14, 2013.
The Proxy Statement for the Meeting and the Notice of the Meeting are available at WWW.PROXYVOTE.COM/ING.

ING Value Choice Fund

The undersigned hereby appoint(s) Huey P. Falgout, Jr., Theresa K. Kelety, and Todd Modic or any one or all of them, proxies, with full power of substitution, to vote all shares of the above-referenced Fund (the “Fund”), which the undersigned is entitled to vote at the Special Meeting of Shareholders of the Fund to be held at the offices of the Fund at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258-2034 on March 14, 2013, at 10:00 A.M., Local time and at any adjournment(s) or postponement(s) thereof.

This proxy will be voted as instructed.  If no specification is made, the proxy will be voted “FOR” the proposals.

Please vote, date and sign this proxy and return it promptly in the enclosed envelope.

Signature (s) (if held jointly)	Date

This Proxy Ballot must be signed exactly as your name(s) appears hereon.  If as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, please add title(s) as such.  Joint owners must each sign.

Please fill in box(es) as shown using black or blue ink or number 2 pencil.     ☒     PLEASE DO NOT USE FINE POINT PENS.

To avoid the additional expense of further solicitation, we strongly urge you to review, complete and return your Proxy Ballot as soon as possible. Your vote is important regardless of the number of shares you own. If you vote via phone or the Internet, you do not need to return your Proxy Ballot.

THIS PROXY BALLOT IS VALID ONLY WHEN SIGNED AND DATED.

THE BOARD OF TRUSTEES RECOMMENDS A VOTE “FOR” THE FOLLOWING PROPOSALS:

1.                                      To approve an Agreement and Plan of Reorganization by and between the Fund and ING Large Cap Value Fund (“Large Cap Value Fund”), providing for the reorganization of the Fund with and into Large Cap Value Fund.

For ☐	Against ☐	Abstain ☐

2.                                      To approve a new sub-advisory agreement between ING Investments, LLC, the investment adviser to the Fund, and ING Investment Management Co. LLC, the Fund’s current interim sub-adviser and proposed sub-adviser.

For ☐	Against ☐	Abstain ☐

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

PART C:  OTHER INFORMATION

ITEM 15.  INDEMNIFICATION

Section 4.3 of the Declaration of Trust of ING Equity Trust (the “Registrant” or the “Trust”) provides the following:

(a)                   Subject to the exceptions and limitations contained in paragraph (b) below:

(i) every person who is, or has been, a Trustee or Officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or Officer and against amounts paid or incurred by him in the settlement thereof; and

(ii) the word “claim”, “action”, “suit” or “proceeding” shall apply to all claims, actions or suits or proceedings (civil, criminal, administrative or other including appeals), actual or threatened; and the words “liability” and “expenses” shall include without limitation, attorneys fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)                   No indemnification shall be provided hereunder to a Trustee or Officer:

(i) against any liability to the Trust, a Series thereof, or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought or that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

(ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in reasonable belief that his action was in the best interest of his Trust; or

(iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b) (i) or (b) (ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office:

(A) by the court or other body approving the settlement or other disposition; or

(B) based upon the review of readily available facts (as opposed to full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

(c)                    The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

(d)                   Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

(i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

(ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section 4.3, a “Disinterested Trustee” is one who is not: (i) an Interested Person of the Trust (including anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission); or (ii) involved in the claim, action, suit or proceeding.

Section 8 of Registrant’s Administration Agreement provides for the indemnification of Registrant’s Administrator against all liabilities incurred by it in performing its obligations under the agreement, except with respect to matters involving its disabling conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (“1933 Act”) may be permitted to Trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in connection with the successful defense of any action suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy, as expressed in the 1933 Act and be governed by final adjudication of such issue.

ITEM 16. EXHIBITS

(1)	(a)

Amended and Restated Declaration of Trust for ING Equity Trust dated February 25, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A filed on September 30, 2003 and incorporated herein by reference.

(b)

Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, dated April 21, 2003 (ING Principal Protection Fund VIII) — Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

(c)

Certificate of Amendment of Declaration of Trust and Redesignation of Series, dated June 2, 2003 (Name change for ING Research Enhanced Index Fund) — Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement filed on Form N-1A on January 9, 2004 and incorporated herein by reference.

(d)

Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, dated November 1, 2003 (ING Principal Protection Fund IX) — Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement filed on Form N-1A on January 9, 2004 and incorporated herein by reference.

(e)

Certificate of Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, dated January 20, 2004 (ING Principal Protection Fund X) — Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registrant’s Registration Statement filed on Form N-1A on April 5, 2004 and incorporated herein by reference.

(f)

Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective November 11, 2003 (ING LargeCap Value Fund) — Filed as an Exhibit to Post-Effective Amendment No. 49 to the Registrant’s Registration Statement on Form N-1A filed on January 27, 2004 and incorporated herein by reference.

(g)

Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective November 11, 2003 (ING Principal Protection Fund VIII and ING Disciplined LargeCap Fund) — Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A filed on April 5, 2004 and incorporated herein by reference.

(h)

Certificate of Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective February 25, 2004 (ING Principal Protection Fund XI) — Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A filed on May 7, 2004 and incorporated herein by reference.

(i)

Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective June 15, 2004 (ING Financial Services Fund) — Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement on Form N-1A filed on June 14, 2004 and incorporated herein by reference.

(j)

Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective August 25, 2003 (ING Principal Protection Fund VII — abolition of Class Q shares) — Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement on Form N-1A filed on September 27, 2004 and incorporated herein by reference.

(k)

Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective September 2, 2003 (ING Principal Protection Fund V — abolition of Class Q shares) — Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement filed on Form N-1A on September 27, 2004 and incorporated herein by reference.

(l)

Abolition of Series of Shares of Beneficial Interest dated October 16, 2003 (abolishment of ING Large Company Value Fund) — Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement on Form N-1A filed on September 27, 2004 and incorporated herein by reference.

(m)

Abolition of Series of Shares of Beneficial Interest dated April 17, 2004 (abolishment of ING Growth Opportunities Fund) — Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement on Form N-1A filed on September 27, 2004 and incorporated herein by reference.

(n)

Certificate of Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share dated September 2, 2004 (ING Principal Protection Fund XII) — Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement on Form N-1A filed on September 27, 2004 and incorporated herein by reference.

(o)

Plan of Liquidation and Dissolution of Series (ING Tax Efficient Equity Fund) dated September 3, 2004 — Filed as an exhibit to Post Effective Amendment No. 61 to the Registrant’s Registration Statement on Form N-1A filed on November 12, 2004 and incorporated herein by reference.

(p)

Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective January 31, 2005 (ING MidCap Value Choice Fund and ING SmallCap Value Choice Fund) — Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A filed on January 25, 2005 and incorporated herein by reference.

(q)

Certificate of Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, dated January 17, 2005 (ING Principal Protection Fund XIII) — Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A filed on January 25, 2005 and incorporated herein by reference.

(r)

Certificate of Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, dated February 1, 2005 (ING Principal Protection Fund XIV) — Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A filed on January 25, 2005 and incorporated herein by reference.

(s)

Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective April 29, 2005 (Class I shares of ING MidCap Value Choice and ING SmallCap Value Choice Funds) — Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement on Form N-1A filed on April 28, 2005 and incorporated herein by reference.

(t)

Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective December 12, 2005 (ING Fundamental Research Fund and ING Opportunistic LargeCap Fund) — Filed as an Exhibit to Post-Effective Amendment No. 70 to the Registrant’s Registration Statement on Form N-1A filed on December 23, 2005 and incorporated herein by reference.

(u)

Abolition of Series of Shares of Beneficial Interest (ING Equity and Bond Fund), dated March 30, 2006 — Filed as an Exhibit to Post-Effective Amendment No. 73 to the Registrant’s Registration Statement on Form N-1A filed on September 22, 2006 and incorporated herein by reference.

(v)

Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective June 6, 2006 (abolition of Class Q shares of ING Principal Protection Fund II, III and IV) — Filed as an Exhibit to Post-Effective Amendment No. 73 to the Registrant’s Registration Statement on Form N-1A filed on September 22, 2006 and incorporated herein by reference.

(w)

Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective October 12, 2006 (redesignation of ING Principal Protection Fund into ING Index Plus LargeCap Equity Fund) — Filed as an Exhibit to Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on Form N-1A filed on October 10, 2006 and incorporated herein by reference.

(x)

Abolition of Series of Shares of Beneficial Interest, dated October 24, 2006 (ING Convertible Fund) — Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A filed on July 26, 2007 and incorporated herein by reference.

(y)

Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective December 15, 2006 (redesignation of ING MidCap Value Choice Fund into ING Value Choice Fund) — Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A filed on July 26, 2007 and incorporated herein by reference.

(z)

Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective February 1, 2007 (ING Principal Protection Fund II into ING Index Plus LargeCap Equity Fund II) — Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A filed on July 26, 2007 and incorporated herein by reference.

(aa)

Abolition of Series of Shares of Beneficial Interest, dated March 12, 2007 (ING Disciplined LargeCap Fund) — Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A filed on July 26, 2007 and incorporated herein by reference.

(bb)

Abolition of Series of Shares of Beneficial Interest, dated May 30, 2007 (ING MidCap Value Fund and ING SmallCap Value Fund) — Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A filed on July 26, 2007 and incorporated herein by reference.

(cc)

Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective June 6, 2007 (ING Principal Protection Fund III into ING Index Plus LargeCap Equity Fund III) — Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A filed on July 26, 2007 and incorporated herein by reference.

(dd)

Abolition of Series of Shares of Beneficial Interest, dated October 19, 2004 (ING Tax Efficient Equity Fund) — Filed as an exhibit to Post-Effective Amendment No. 82 to the Registrant’s Registration Statement on Form N-1A filed on September 27, 2007 and incorporated herein by reference.

(ee)

Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective October 9, 2007 (ING Principal Protection Fund IV into ING Index Plus LargeCap Equity Fund IV) — Filed as an exhibit to Post-Effective Amendment No. 83 on October 4, 2007 and incorporated herein by reference.

(ff)

Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective November 19, 2007 (ING Equity Dividend Fund) — Filed as an Exhibit to Post-Effective Amendment No. 86 to the Registrant’s Registration Statement on Form N-1A filed on December 3, 2007 and incorporated herein by reference.

(gg)

Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share (Class W Shares), effective November 19, 2007 — Filed as an Exhibit to Post-Effective Amendment No. 87 to the Registrant’s Registration Statement on Form N-1A filed on December 14, 2007 and incorporated herein by reference.

(hh)

Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective January 23, 2008 (ING Principal Protection Fund V into ING Index Plus LargeCap Equity Fund V) — Filed as an Exhibit to Post-Effective Amendment No. 88 to the Registrant’s Registration Statement on Form N-1A filed on January 22, 2008 and incorporated herein by reference.

(ii)

Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective April 23, 2008 (ING Principal Protection Fund VI into ING Index Plus LargeCap Equity Fund VI) — Filed as an Exhibit to Post-Effective Amendment No. 90 to the Registrant’s Registration Statement to Form N-1A filed on April 23, 2008 and incorporated herein by reference.

(jj)

Amendment Establishment and Designation of Series and Classes of Beneficial Interest , Par Value $0.01 Per Share (Class O Shares for ING MidCap Opportunities Fund and ING Value Choice), effective May 30, 2008 — Filed as an Exhibit to Post-Effective Amendment No. 92 to the Registrant’s Registration Statement to Form N-1A filed on June 4, 2008 and incorporated herein by reference.

(kk)

Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective June 27, 2008 (ING Principal Protection Fund VII into ING Index Plus LargeCap Equity Fund VII) — Filed as an Exhibit to Post-Effective Amendment No. 93 to the Registrant’s Registration Statement to Form N-1A filed on June 23, 2008 and incorporated herein by reference.

(ll)

Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective December 23, 2008 (ING Principal Protection Fund VIII into ING Index Plus LargeCap Equity Fund VIII) — Filed as an Exhibit to Post-Effective Amendment No. 97 to the Registrant’s Registration Statement to Form N-1A filed on December 18, 2008 and incorporated herein by reference.

(mm)

Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective April 22, 2009 (ING Principal Protection Fund IX into ING Index Plus LargeCap Equity Fund IX) — Filed as an Exhibit to Post-Effective Amendment No. 99 to the Registrant’s Registration Statement to Form N-1A filed on April 15, 2009 and incorporated herein by reference.

(nn)

Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share (Class W for ING Equity Dividend Fund and ING MidCap Opportunities Fund), effective June 1, 2009 - Filed as an Exhibit to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement on Form N-1A filed on May 29, 2009 and incorporated herein by reference.

(oo)

Plan of Liquidation and Dissolution of Series for ING Index Plus LargeCap Equity Fund VIII, effective July 13, 2009 — Filed as an Exhibit to Post-Effective Amendment No. 103 to the Registrant’s Registration Statement on Form N-1A filed on August 14, 2009 and incorporated herein by reference.

(pp)

Plan of Liquidation and Dissolution of Series for ING Index Plus LargeCap Equity Fund IX, effective July 13, 2009 — Filed as an Exhibit to Post-Effective Amendment No. 103 to the Registrant’s Registration Statement on Form N-1A filed on August 14, 2009 and incorporated herein by reference.

(qq)

Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective August 17, 2009 (ING Principal Protection Fund X into ING Index Plus LargeCap Equity Fund X) — Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A filed on September 24, 2010 and incorporated herein by reference.

(rr)

Abolition of Series of Shares of Beneficial Interest dated September 14, 2009 (ING Index Plus LargeCap Equity Fund VIII and ING Index Plus LargeCap Equity Fund IX) — Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A filed on September 24, 2010 and incorporated herein by reference.

(ss)

Amended Certificate of Declaration of Trust and Redesignation of Series, effective September 30, 2009 (Class W shares for ING Growth Opportunities Fund ) — Filed as an Exhibit to Post-Effective Amendment No. 104 to the Registrant’s Registration Statement on Form N-1A filed on September 25, 2009 and incorporated herein by reference.

(tt)

Certificate of Amendment of Declaration of Trust, effective November 20, 2009 — Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A filed on September 24, 2010 and incorporated herein by reference.

(uu)

Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective December 7, 2009 (abolishment of Class Q shares of ING Growth Opportunities Fund, ING MidCap Opportunities Fund, ING Real Estate Fund and ING SmallCap Opportunities Fund) — Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A filed on September 24, 2010 and incorporated herein by reference.

(vv)

Abolition of Series of shares of Beneficial Interest dated February 8, 2010 (ING SmallCap Value Multi-Manager Fund) — Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A filed on September 24, 2010 and incorporated herein by reference.

(ww)

Abolition of Series of Shares of Beneficial Interest dated March 25, 2010 (ING Principal Protection Fund XIII and ING Principal Protection Fund XIV) — Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A filed on September 24, 2010 and incorporated herein by reference.

(xx)

Plan of Liquidation and Dissolution of Series for ING Index Plus LargeCap Equity Fund X, effective September 10, 2009 — Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A filed on September 24, 2010 and incorporated herein by reference.

(yy)

Plan of Liquidation and Dissolution of Series for ING Principal Protection Fund XI, effective September 10, 2009 — Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A filed on September 24, 2010 and incorporated herein by reference.

(zz)

Plan of Liquidation and Dissolution of Series for ING Principal Protection Fund XII, effective September 10, 2009 — Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A filed on September 24, 2010 and incorporated herein by reference.

(aaa)

Plan of Recapitalization of Class Q shares as Class W shares for ING Growth Opportunities Fund, ING MidCap Opportunities Fund, ING Real Estate Fund, and ING SmallCap Opportunities Fund, effective September 10, 2009 — Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A filed on September 24, 2010 and incorporated herein by reference.

(bbb)

Abolition of Series of Shares of Beneficial Interest dated June 28, 2010 (ING Index Plus LargeCap Equity Fund X and ING Principal Protection Fund XI) — Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A filed on September 24, 2010 and incorporated herein by reference.

(ccc)

Abolition of Series of Shares of Beneficial Interest dated August 23, 2010 (ING Opportunistic LargeCap Fund) — Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A filed on September 24, 2010 and incorporated herein by reference.

(ddd)

Abolition of Series of Shares of Beneficial Interest dated January 2, 2011 (ING Index Plus LargeCap Equity Fund X and ING Principal Protection Fund XI) — Filed as an Exhibit to Post-Effective Amendment No. 109 to the Registrant’s Registration Statement on Form N-1A filed on August 04, 2011 and incorporated herein by reference.

(eee)

Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share (Class R Shares for ING Equity Divided Fund, ING MidCap Opportunities Fund, ING Real Estate Fund, and ING Value Choice Fund) dated May 19, 2011 — Filed as an Exhibit to Post-Effective Amendment No. 109 to the Registrant’s Registration Statement on Form N-1A filed on August 04, 2011 and incorporated herein by reference.

(fff)

Amended Certificate of Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share (Class R Shares of ING Growth Opportunities Fund and ING SmallCap Opportunities Fund) dated May 19, 2011 — Filed as an Exhibit to Post-Effective Amendment No. 109 to the Registrant’s Registration Statement on Form N-1A filed on August 04, 2011 and incorporated herein by reference.

(ggg)

Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share (Class I Shares of ING Mid Cap Value Fund) dated July 15, 2011 — Filed as an Exhibit to Post-Effective Amendment No. 111 to the Registrant’s Registration Statement on Form N-1A filed on September 27, 2011 and incorporated herein by reference.

(hhh)

Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective May 18, 2012 — Filed as an Exhibit to Post-Effective Amendment No. 113 to the Registrant’s Registration Statement on Form N-1A filed on July 27, 2012 and incorporated herein by reference.

(2)	(a)	By-Laws dated June 12, 1998 — Filed as an Exhibit to the Registrant’s initial Form N-1A Registration Statement on June 15, 1998 and incorporated herein by reference.

(b)

Amendment to the By-Laws of the Pilgrim Equity Trust, dated July 26, 2000 — Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A filed on July 26, 2007 and incorporated herein by reference.

(3)	Not applicable.

(4)

Agreement and Plan of Reorganization between ING Value Choice Fund, a series of ING Equity Trust, and ING Large Cap Value Fund, a series of ING Equity Trust — Attached as Appendix A to the Proxy Statement/Prospectus.

(5)	Not applicable.

(6)	(a)

Second Amended and Restated Investment Management Agreement, dated September 23, 2002, as amended and restated on February 1, 2005, between ING Investments, LLC and ING Equity Trust — Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A filed on January 25, 2005 and incorporated herein by reference.

(i)

Amendment, effective as of December 15, 2006, to the Second Amended and Restated Investment Management Agreement between ING Investments, LLC and ING Equity Trust — Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A filed on July 26, 2007 and incorporated herein by reference.

(ii)

Amended Schedule A dated September 30, 2011 to the Second Amended and Restated Investment Management Agreement between ING Investments, LLC and ING Equity Trust — Filed as an Exhibit to Post-Effective Amendment No. 111 to the Registrant’s Registration Statement on Form N-1A filed on September 27, 2011 and incorporated herein by reference.

(b)

Investment Management Agreement dated September 23, 2002, between ING Investments, LLC and ING Equity Trust with respect to ING Growth Opportunities Fund (formerly, ING LargeCap Growth Fund) — Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

(i)

First Amendment, effective as of September 2, 2004, to the Investment Management Agreement between ING Investments, LLC and ING Equity Trust with respect to ING Growth Opportunities Fund (formerly, ING LargeCap Growth Fund) — Filed as an Exhibit to Post-Effective Amendment No. 66 to the Registrant’s Registration Statement on Form N-1A filed on July 28, 2005 and incorporated herein by reference.

(ii)

Second Amendment, effective December 15, 2006, to the Investment Management Agreement between ING Investments, LLC and ING Equity Trust with respect to ING Growth Opportunities Fund (formerly, ING LargeCap Growth Fund) — Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement filed on Form N-1A on July 26, 2007 and incorporated herein by reference.

(iii)

Schedule A dated November 2009 with respect to the Investment Management Agreement between ING Investments, LLC and ING Equity Trust with respect to ING Growth Opportunities Fund — Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A filed on September 24, 2010 and incorporated herein by reference.

(c)

Sub-Advisory Agreement dated September 23, 2002, between ING Investments, LLC and ING Investment Management Co. LLC, (formerly, ING Investment Management Co. LLC) — Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

(i)

First Amendment, effective as of July 1, 2003, to the Sub-Advisory Agreement between ING Investment, LLC and ING Investment Management Co. LLC — Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

(ii)

Second Amendment, effective as of September 1, 2003, to the Sub-Advisory Agreement between ING Investment, LLC and ING Investment Management Co. LLC — Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

(iii)

Third Amendment, effective as of December 15, 2006, to the Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Co. LLC — Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement filed on Form N-1A on July 26, 2007 and incorporated herein by reference.

(iv)

Fourth Amendment, effective as of September 15, 2007, to the Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Co. LLC — Filed as an Exhibit to Post-Effective Amendment No. 92 to the Registrant’s Registration Statement to Form N-1A filed on June 4, 2008 and incorporated herein by reference.

(v)

Amended Schedule A, effective November 2010, with respect to the Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Co. LLC — Filed as an Exhibit to Post-Effective Amendment No. 109 to the Registrant’s Registration Statement on Form N-1A filed on August 04, 2011 and incorporated herein by reference.

(d)

Sub-Advisory Agreement dated July 1, 2011 between ING Investments, LLC and CBRE Clarion Securities LLC — Filed as an Exhibit to Post-Effective Amendment No. 109 to the Registrant’s Registration Statement on Form N-1A filed on August 04, 2011 and incorporated herein by reference.

(e)

Sub-Advisory Agreement dated September 30, 2011, between ING Investments, LLC and RBC Global Asset Management (U.S.) — Filed as an Exhibit to Post-Effective Amendment No. 111 to the Registrant’s Registration Statement on Form N-1A filed on September 27, 2011 and incorporated herein by reference.

(i)

Amended Schedule A, effective October 14, 2011, with respect to the Sub-Advisory Agreement between ING Investments, LLC and RBC Global Asset Management (U.S.) Inc. — Filed as an Exhibit to Post-Effective Amendment No. 114 to the Registrant’s Registration Statement on Form N-1A filed on September 27, 2012 and incorporated herein by reference.

(f)

Sub-Advisory Agreement dated September 2011, between ING Investments, LLC and Wellington Management Company, LLP — Filed as an Exhibit to Post-Effective Amendment No. 111 to the Registrant’s Registration Statement on Form N-1A filed on September 27, 2011 and incorporated herein by reference.

(g)

Sub-Advisory Agreement dated November 16, 2007, between ING Investments, LLC and Tradewinds Global Investors, LLC — Filed as an Exhibit to Post-Effective Amendment No. 92 to the Registrant’s Registration Statement to Form N-1A filed on June 4, 2008 and incorporated herein by reference.

(i)

Schedule A, effective November 2009, with respect to the Sub-Advisory Agreement between ING Investments, LLC and Tradewinds Global Investors, LLC — Filed as an Exhibit to Post-Effective Amendment No. 104 to the Registrant’s Registration Statement on Form N-1A filed on September 25, 2009 and incorporated herein by reference.

(h)	Interim Sub-Advisory Agreement dated November 30, 2012, between ING Investments, LLC and ING Investment Management Co. LLC with respect to ING Value Choice Fund — Filed herewith.

(i)

Amended and Restated Expense Limitation Agreement, effective September 23, 2002 as restated August 1, 2003, and amended and restated on February 1, 2005, between ING Investments, LLC, ING Equity Trust, and CBRE Clarion Securities LLC (formerly, ING Clarion Real Estate Securities, L.P. with respect to ING Real Estate Fund — Filed as an Exhibit to Post-Effective Amendment No. 66 to the Registrant’s Registration Statement on Form N-1A filed on July 28, 2005 and incorporated herein by reference.

(i)

First Amendment, effective January 30, 2009, to the Amended and Restated Expense Limitation Agreement between ING Investments, LLC, ING Equity Trust, and CBRE Clarion Securities LLC (formerly, ING Clarion Real Estate Securities, L.P.) — Filed as an Exhibit to Post-Effective Amendment No. 103 to the Registrant’s Registration Statement on Form N-1A filed on August 14, 2009 and incorporated herein by reference.

(ii)

Amended Schedule A dated August 4, 2011 to the Amended and Restated Expense Limitation Agreement between ING Investments, LLC, ING Equity Trust and CBRE Clarion Securities LLC (formerly, ING Clarion Real Estate Securities, L.P.) — Filed as an Exhibit to Post-Effective Amendment No. 109 to the Registrant’s Registration Statement on Form N-1A filed on August 04, 2011 and incorporated herein by reference.

(j)

Amended and Restated Expense Limitation Agreement between ING Equity Trust, and ING Investments, LLC dated September 23, 2002 as restated August 1, 2003 and amended and restated February 1, 2005 — Filed as an Exhibit to Post-Effective Amendment No. 66 to the Registrant’s Registration Statement on Form N-1A filed on July 28, 2005 and incorporated herein by reference.

(i)

First Amendment, effective January 30, 2009, to the Amended and Restated Expense Limitation Agreement between ING Equity Trust, and ING Investments, LLC dated September 23, 2002, as restated August 1, 2003 and amended and restated February 1, 2005 — Filed as an Exhibit to Post-Effective Amendment No. 103 to the Registrant’s Registration Statement on Form N-1A filed on August 14, 2009 and incorporated herein by reference.

(ii)

Amended Schedule A dated September 30, 2011 to the Amended and Restated Expense Limitation Agreement between ING Equity Trust and ING Investments, LLC dated September 23, 2002 as restated August 1, 2003 and amended and restated February 1, 2005 — Filed as an Exhibit to Post-Effective Amendment No. 111 to the Registrant’s Registration Statement on Form N-1A filed on September 27, 2011 and incorporated herein by reference.

(iii)

Fee Waiver Letter dated October 1, 2012, between ING Investments, LLC, and ING Equity Trust for ING Large Cap Value Fund, effective October 1, 2012 through the period ending October 1, 2013 — Filed as an Exhibit to Post-Effective Amendment No. 114 to the Registrant’s Registration Statement on Form N-1A filed on September 27, 2012 and incorporated herein by reference.

(iv)

Fee Waiver Letter dated October 1, 2012, between ING Investments, LLC, and ING Equity Trust for ING MidCap Opportunities Fund, effective October 1, 2012 through the period ending October 1, 2013 — Filed as an Exhibit to Post-Effective Amendment No. 114 to the Registrant’s Registration Statement on Form N-1A filed on September 27, 2012 and incorporated herein by reference.

(k)

Expense Limitation Agreement, effective September 11, 2008, between ING Investments, LLC, ING Funds Distributor, LLC and ING Equity Trust with respect to ING Value Choice Fund — Filed as an Exhibit to Post-Effective Amendment No. 103 to the Registrant’s Registration Statement on Form N-1A filed on August 14, 2009 and incorporated herein by reference.

(i)

First Amendment, effective January 30, 2009, to Expense Limitation Agreement between ING Investments, LLC ING Funds Distributor, LLC and ING Equity Trust with respect to ING Value Choice Fund — Filed as an Exhibit to Post-Effective Amendment No. 103 to the Registrant’s Registration Statement on Form N-1A filed on August 14, 2009 and incorporated herein by reference.

(l)

Expense Limitation Agreement between ING Investments, LLC, ING Funds Distributor, LLC and ING Equity Trust, effective January 26, 2009, with respect to ING Growth Opportunities Fund (formerly, ING LargeCap Growth Fund) — Filed as an Exhibit to Post-Effective Amendment No. 103 to the Registrant’s Registration Statement on Form N-1A filed on August 14, 2009 and incorporated herein by reference.

(i)

First Amendment, effective January 30, 2009, to the Expense Limitation Agreement between ING Investments, LLC, ING Funds Distributor, LLC and ING Equity Trust, effective January 26, 2009, with respect to ING Growth Opportunities Fund — Filed as an Exhibit to Post-Effective Amendment No. 103 to the Registrant’s Registration Statement on Form N-1A filed on August 14, 2009 and incorporated herein by reference.

(ii)

Amended Schedule A dated November 20, 2009, to the Expense Limitation Agreement between ING Investments, LLC, ING Funds Distributor, LLC and ING Equity Trust, effective January 26, 2009, with respect to ING Growth Opportunities Fund — Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A filed on September 24, 2010 and incorporated herein by reference.

(iii)

Fee Waiver Letter dated October 1, 2012 between ING Equity Trust and ING Investments, LLC for ING Growth Opportunities Fund, effective October 1, 2012 through the period ending October 1, 2013 — Filed as an Exhibit to Post-Effective Amendment No. 114 to the Registrant’s Registration Statement on Form N-1A filed on September 27, 2012 and incorporated herein by reference.

(m)

Fee Waiver Letter dated October 1,2012 between ING Equity Trust and ING Investments, LLC for ING SmallCap Opportunities Fund, effective October 1, 2012 through the period ending October 1, 2013 — Filed as an Exhibit to Post-Effective Amendment No. 114 to the Registrant’s Registration Statement on Form N-1A filed on September 27, 2012 and incorporated herein by reference.

(7)	(a)

Amended and Restated Underwriting Agreement, effective September 23, 2002, as amended and restated on May 30, 2008 and May 19, 2011 between ING Equity Trust and ING Investments Distributor, LLC (formerly, ING Funds Distributor, Inc.) — Filed as an Exhibit to Post-Effective Amendment No. 109 to the Registrant’s Registration Statement on Form N-1A filed on August 04, 2011 and incorporated herein by reference.

(i)

Amended Schedule A dated September 30, 2011 to the Amended and Restated Underwriting Agreement dated May 19, 2011 between ING Equity Trust and ING Investments Distributor LLC — Filed as an Exhibit to Post-Effective Amendment No. 111 to the Registrant’s Registration Statement on Form N-1A filed on September 27, 2011 and incorporated herein by reference.

(b)

Underwriting Agreement dated September 23, 2002 between ING Funds Distributor, LLC and ING Equity Trust with respect to ING Growth Opportunities Fund (formerly, ING LargeCap Growth Fund) — Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

(i)

Substitution Agreement with respect to the Underwriting Agreement between ING Funds Distributor, LLC and ING Equity Trust dated October 8, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement on Form N-1A filed on September 27, 2004 and incorporated herein by reference.

(ii)

Schedule A dated November 2011 to the Underwriting Agreement between ING Investments Distributor, LLC and ING Equity Trust dated September 23, 2002 with respect to ING Growth Opportunities Fund — Filed as an Exhibit to Post-Effective Amendment No. 114 to the Registrant’s Registration Statement on Form N-1A filed on September 27, 2012 and incorporated herein by reference.

(8)	Not applicable.

(9)	(a)

Custody Agreement dated January 6, 2003 between ING Equity Trust and The Bank of New York - Filed as an Exhibit to Post-Effective Amendment No. 49 to the Registrant’s Registration Statement on Form N-1A filed on January 27, 2004 and incorporated herein by reference.

(i)

Amended Exhibit A dated July 20, 2012 to the Custody Agreement between ING Equity Trust and the Bank of New York Mellon — Filed as an Exhibit to Post-Effective Amendment No. 114 to the Registrant’s Registration Statement on Form N-1A filed on September 27, 2021 and incorporated herein by reference.

(b)

Foreign Custody Manager Agreement dated January 6, 2003 between ING Equity Trust and The Bank of New York - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

(i)

Amended Exhibit A dated July 20, 2012 to the Foreign Custody Manager Agreement between ING Equity Trust and the Bank of New York Mellon — Filed as an Exhibit to Post-Effective Amendment No. 114 to the Registrant’s Registration Statement on Form N-1A filed on September 27, 2012 and incorporated herein by reference.

(ii)

Amended Schedule 2, effective June 4, 2008, to the Foreign Custody Manager Agreement with The Bank of New York — Filed as an Exhibit to Post-Effective Amendment No. 95 to the Registrant’s Registration Statement to Form N-1A filed on September 30, 2008 and incorporated herein by reference.

(c)

Securities Lending Agreement and Guaranty dated August 7, 2003 between each Investment Company listed in Exhibit A and The Bank of New York - Filed as an Exhibit to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A filed on September 30, 2003 and incorporated herein by reference.

(i)

Amended Exhibit A dated July 20, 2012 with respect to the Securities Lending Agreement and Guaranty between ING Equity Trust and Bank of New York Mellon — Filed as an Exhibit to Post-Effective Amendment No. 114 to the Registrant’s Registration Statement on Form N-1A filed on September 27, 2012 and incorporated herein by reference.

(d)

The Bank of New York Cash Reserve Agreement dated March 31, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

(i)

Amended Exhibit A dated July 20, 2012 to the Bank of New York Cash Reserve Agreement between ING Equity Trust and Bank of New York Mellon — Filed as an Exhibit to Post-Effective Amendment No. 114 to the Registrant’s Registration Statement on Form N-1A filed on September 27, 2012 and incorporated herein by reference.

(10)	(a)

Fifth Amended and Restated Distribution and Service Plan (Classes A, B, C, Q and T Shares) dated August 1, 1998, amended and restated November 16, 1999, May 9, 2001, November 2, 2001, August 20, 2002 and April 1, 2009 — Filed as an Exhibit to Post-Effective Amendment No. 103 to the Registrant’s Registration Statement on Form N-1A filed on August 14, 2009 and incorporated herein by reference.

(i)

Amended Schedule A dated November 2010 with respect to the Fifth Amended and Restated Distribution and Service Plan — Filed as an Exhibit to Post-Effective Amendment No. 109 to the Registrant’s Registration Statement on Form N-1A filed on August 04, 2011 and incorporated herein by reference.

(ii)

Amended Schedule B dated November 2010 with respect to the Fifth Amended and Restated Distribution and Service Plan — Filed as an Exhibit to Post-Effective Amendment No. 109 to the Registrant’s Registration Statement on Form N-1A filed on August 04, 2011 and incorporated herein by reference.

(b)

Service and Distribution Plan dated August 20, 2002 with regard to Class A shares of ING Growth Opportunities Fund (formerly, ING LargeCap Growth Fund) — Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

(i)

Schedule A dated November 2009 to the Service and Distribution Plan with regard to Class A shares of ING Growth Opportunities Fund — Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A filed on September 24, 2010 and incorporated herein by reference.

(c)

Service and Distribution Plan dated August 20, 2002 with regard to Class B shares of ING Growth Opportunities Fund (formerly, ING LargeCap Growth Fund) — Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

(i)

Schedule A dated November 2009 to the Service and Distribution Plan with regard to Class B shares of ING Growth Opportunities Fund — Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A filed on September 24, 2010 and incorporated herein by reference.

(d)

Service and Distribution Plan dated August 20, 2002 with regard to Class C shares of ING Growth Opportunities Fund (formerly, ING LargeCap Growth Fund) — Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

(i)

Schedule A dated November 2009 to the Service and Distribution Plan with regard to Class C shares of ING Growth Opportunities Fund — Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A filed on September 24, 2010 and incorporated herein by reference.

(e)

Shareholder Service Plan dated June 3, 2004 with regard to Class O shares — Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement on Form N-1A on June 14, 2004 and incorporated herein by reference.

(i)

Schedule A dated November 2009, to the Shareholder Service Plan with regard to Class O shares — Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A filed on September 24, 2010 and incorporated herein by reference.

(f)

Shareholder Service and Distribution Plan dated May 19, 2011 with regard to Class R shares — Filed as an Exhibit to Post-Effective Amendment No. 109 to the Registrant’s Registration Statement on Form N-1A filed on August 04, 2011 and incorporated herein by reference.

(i)

Fee Waiver Letter dated March 1, 2012 for the Shareholder Service and Distribution Plan with regard to Class R shares of the ING Equity Dividend Fund, renamed ING Large Cap Value Fund as of May 18, 2012, effective March 1, 2012 for the period ending October 1, 2013 — Filed as an Exhibit to Post-

Effective Amendment No. 114 to the Registrant’s Registration Statement on Form N-1A filed on September 27, 2012 and incorporated herein by reference.

(g)

Fifth Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 for ING Equity Trust dated May 19, 2011 — Filed as an Exhibit to Post-Effective Amendment No. 109 to the Registrant’s Registration Statement on Form N-1A filed on August 04, 2011 and incorporated herein by reference.

(i)

Amended Schedule A dated September 30, 2011, to the Fifth Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 for ING Equity Trust dated May 19, 2011 — Filed as an Exhibit to Post-Effective Amendment No. 111 to the Registrant’s Registration Statement on Form N-1A filed on September 27, 2011 and incorporated herein by reference.

(ii)

Amended Schedule B dated September 30, 2011, to the Fifth Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 for ING Equity Trust dated May 19, 2011 — Filed as an Exhibit to Post-Effective Amendment No. 111 to the Registrant’s Registration Statement on Form N-1A filed on September 27, 2011 and incorporated herein by reference.

(11)	Opinion and Consent of Counsel — Filed herewith.

(12)	Opinion and Consent of Counsel Supporting Tax Matters and Consequences — To be filed by subsequent post-effective amendment.

(13)	(a)

Transfer Agency Services Agreement dated February 25, 2009 by and between BNY Mellon Investment Servicing (US) Inc. (formerly, PNC Global Investment Servicing (U.S.) Inc.) and ING Equity Trust. — Filed as an Exhibit to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement on Form N-1A filed on May 29, 2009 and incorporated herein by reference.

(i)

Amended Exhibit A dated July 20, 2012 with respect to the Transfer Agency Services Agreement dated February 25, 2009 by and between BNY Mellon Investment Servicing (US) Inc. and ING Equity Trust — Filed as an Exhibit to Post-Effective Amendment No. 114 to the Registrant’s Registration Statement on Form N-1A filed on September 27, 2012 and incorporated herein by reference.

(ii)

Amendment to Transfer Agency Services Agreement dated February 8, 2011 between BNY Mellon Investment Servicing (US) Inc. and ING Equity Trust — Filed as an Exhibit to Post-Effective Amendment No. 109 to the Registrant’s Registration Statement on Form N-1A filed on August 04, 2011 and incorporated herein by reference.

(b)

Fund Accounting Agreement dated January 6, 2003 between ING Equity Trust and The Bank of New York - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

(i)

Amended Exhibit A dated July 20, 2012 to the Fund Accounting Agreement dated January 6, 2003 between ING Equity Trust and the Bank of New York Mellon — Filed as an Exhibit to Post-Effective Amendment No. 114 to the Registrant’s Registration Statement on Form N-1A filed on September 27, 2012 and incorporated herein by reference.

(c)

Financial Guaranty Agreement dated July 3, 2001 between MBIA Insurance Corporation, ING Pilgrim Investments, LLC, Aeltus Investment Management, Inc. and Pilgrim Equity Trust - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

(i)

First Amendment to Financial Guaranty Agreement dated January 14, 2002 between MBIA Insurance Corporation, ING Pilgrim Investments, LLC, Aeltus Investment Management, Inc. and Pilgrim Equity Trust - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

(ii)

Second Amendment to Financial Guaranty Agreement dated March 28, 2002 between MBIA Insurance Corporation, ING Pilgrim Investments, LLC, Aeltus Investment Management, Inc. and Pilgrim Equity Trust - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

(iii)

Third Amendment to Financial Guaranty Agreement dated August 20, 2002 between MBIA Insurance Corporation, ING Pilgrim Investments, LLC, Aeltus Investment Management, Inc. and Pilgrim Equity Trust - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

(iv)

Fourth Amendment to Financial Guaranty Agreement dated October 30, 2002 between MBIA Insurance Corporation, ING Pilgrim Investments, LLC, Aeltus Investment Management, Inc. and Pilgrim Equity Trust - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

(v)

Fifth Amendment to Financial Guaranty Agreement dated November 12, 2002 between MBIA Insurance Corporation, ING Pilgrim Investments, LLC, Aeltus Investment Management, Inc. and Pilgrim Equity Trust - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

(vi)

Sixth Amendment to Financial Guaranty Agreement dated February 10, 2003 between MBIA Insurance Corporation, ING Pilgrim Investments, LLC, Aeltus Investment Management, Inc. and ING Equity Trust - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

(vii)

Seventh Amendment to Financial Guaranty Agreement dated March 24, 2003 between MBIA Insurance Corporation, ING Investments, LLC, Aeltus Investment Management, Inc. and ING Equity Trust - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

(viii)

Eighth Amendment to Financial Guaranty Agreement dated September 26, 2003 between MBIA Insurance Corporation, ING Investments, LLC, Aeltus Investment Management, Inc. and ING Equity Trust - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

(ix)

Ninth Amendment to Financial Guaranty Agreement dated January 31, 2004 between MBIA Insurance Corporation, ING Investments, LLC, Aeltus Investment Management, Inc. and ING Equity Trust - Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A filed on May 7, 2004 and incorporated herein by reference.

(x)

Tenth Amendment to Financial Guaranty Agreement dated June 10, 2004 between MBIA Insurance Corporation, ING Investments, LLC, Aeltus Investment Management, Inc. and ING Equity Trust - Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement filed on Form N-1A filed on September 27, 2004 and incorporated herein by reference.

(xi)

ING Principal Protection Fund X Waiver of Financial Guaranty Agreement Terms dated January 11, 2005 between MBIA Insurance Corporation, ING Investment Management Co., and ING Investments, LLC - Filed as an Exhibit to Post-Effective Amendment No. 68 to the Registrant’s Registration Statement on Form N-1A filed on September 29, 2005 and incorporated herein by reference.

(xii)

Eleventh Amendment to Financial Guaranty Agreement, dated January 31, 2005, between MBIA Insurance Corporation, ING Investments, LLC, ING Equity Trust and ING Investment Management, Co - Filed as an Exhibit to Post-Effective Amendment No. 68 to the Registrant’s Registration Statement on Form N-1A filed on September 29, 2005 and incorporated herein by reference.

(xiii)

Twelfth Amendment for Financial Guaranty Agreement dated as of July 25, 2007 - Filed as an exhibit to Post-Effective Amendment No. 82 to the Registrant’s Registration Statement on Form N-1A filed on September 27, 2007 and incorporated herein by reference.

(d)

Amended and Restated Administration Agreement dated September 23, 2002, as amended and restated on November 30, 2008 between ING Equity Trust and ING Funds Services, LLC — Filed as an Exhibit to Post-Effective Amendment No. 103 to the Registrant’s Registration Statement on Form N-1A filed on August 14, 2009 and incorporated herein by reference.

(i)

Amendment, effective April 1, 2010, to the Amended and Restated Administration Agreement — Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A filed on September 24, 2010 and incorporated herein by reference.

(ii)

Amended Schedule A dated September 30, 2011 to the Amended and Restated Administration Agreement — Filed as an Exhibit to Post-Effective Amendment No. 111 to the Registrant’s Registration Statement on Form N-1A filed on September 27, 2011 and incorporated herein by reference.

(e)

Shareholder Service Agreement made on September 23, 2002 between ING Equity Trust and ING Funds Services, LLC - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

(i)

Amended Fee Schedule, adjusted August 1, 2006, with respect to the Shareholder Service Agreement between ING Equity Trust and ING Funds Services, LLC - Filed as an Exhibit to Post-Effective Amendment No. 73 to the Registrant’s Registration Statement on Form N-1A filed on September 22, 2006 and incorporated herein by reference.

(f)

Shareholder Services Agreement made on September 1, 2004 between ING Fund Distributor LLC and ING Direct Securities, Inc. (Class O Shares) - Filed as an Exhibit to Post-Effective Amendment No. 70 to the Registrant’s Registration Statement on Form N-1A filed on December 23, 2005 and incorporated herein by reference.

(14)	Consent of independent registered public accounting firm — Filed herewith.

(15)	Not applicable.

(16)	Powers of Attorney — Filed herewith.

(17)	Not applicable.

ITEM 17. UNDERTAKINGS

(1)

The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)

The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)

The undersigned registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the Reorganization described in this Registration Statement that contains an opinion of counsel supporting the tax matters discussed in this Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and State of Arizona on the 18th day of December, 2012.

ING EQUITY TRUST

By:	/s/ Huey P. Falgout
Huey P. Falgout, Jr.
Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

Shaun Mathews*	President and Chief Executive Officer and Interested Trustee	December 18, 2012

Todd Modic*	Senior Vice President,	December 18, 2012
Chief/Principal Financial Officer and Assistant Secretary
Patricia W. Chadwick*	Trustee	December 18, 2012

J. Michael Earley*	Trustee	December 18, 2012

Patrick Kenny*	Trustee	December 18, 2012

Sheryl K. Pressler*	Trustee	December 18, 2012

Colleen D. Baldwin*	Trustee	December 18, 2012

Peter S. Drotch*	Trustee	December 18, 2012

Roger B. Vincent*	Trustee and Chairman	December 18, 2012

John V. Boyer*	Trustee	December 18, 2012

Robert W. Crispin*	Interested Trustee	December 18, 2012

*By:	/s/ Huey P. Falgout
Huey P. Falgout, Jr.
as Attorney-in-Fact**

** Powers of Attorney for Shaun Mathews, Todd Modic, and each Trustee are filed herewith.

EXHIBIT INDEX

ING Equity Trust

Exhibit:

(6)(h)	Interim Sub-Advisory Agreement dated November 30, 2012, between ING Investments, LLC and ING Investment Management Co. LLC with respect to ING Value Choice Fund

(11)	Opinion and Consent of Counsel

(14)	Consent of Independent Registered Public Accounting Firm

(16)	Powers of Attorney